SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. / /
                         Post-Effective Amendment No. 15

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 15

                           U.S. GLOBAL ACCOLADE FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

        Registrant's Telephone Number, including Area Code (210) 308-1234



                           Frank E. Holmes, President
                           U.S. Global Accolade Funds
                               7900 Callaghan Road
                          San Antonio, Texas 78249-3340
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                 Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date), pursuant to paragraph (b) of Rule 485
/ / 60 days after filing  pursuant  to  paragraph  (a) of Rule 485
/ / On  March  1,  1999, pursuant to paragraph (a) of Rule 485.

 ................................................................................
                              CROSS REFERENCE SHEET
 ................................................................................

                                     PART A

FORM N-1A ITEM NUMBER                      SECTION(S) IN PROSPECTUS
------------------------------------       -------------------------------------

1. Front and Back Cover Pages              Same

2. Risk/Return Summary: Investments,       Risk/Return Summary
    Risks, and Performance                 Investment Objectives
                                           Main Investment Strategies
                                           Main Risks
                                           Performance Information

3. Risk/Return Summary: Fee Table          Fees and Expenses

4. Investment Objectives, Principal        Same
    Investment Strategies, and
    Related Risks

5. Management's Discussion of Fund         Not Applicable
    Performance

6. Management, Organization,               Fund Management
    and Capital Structure

7. Shareholder Information                 How to Buy Shares
                                           How to Sell (Redeem) Shares
                                           Important Information about Purchases
                                            and Redemptions
                                           Other Information About Your Account

8. Distribution Arrangements               Distribution Plan

9. Financial Highlights Information        Financial Highlights



                                     PART B

10. Cover Page and Table of Contents       Same

11. Fund History                           General Information

12. Description of the Fund and            Investment Restrictions and Risks
     Its Investments                       Investment Strategies and Risks
                                           Portfolio Transactions

13. Management of the Fund                 Same

14. Control Persons and Principal          Principal Holders of Securities
     Holders of Securities

15. Investment Advisory and Other          Investment Advisory Services
     Services                              General Information
                                           Transfer Agency and Other Services
                                           Distribution Plan

16. Brokerage Allocation and               Portfolio Turnover
     Other Practices                       Portfolio Transactions

17. Capital Stock and Other Securities     General Information

18. Purchase, Redemption,                  Certain Purchases of Shares of
     and Pricing of Shares                  the Fund
                                           Additional Information on Redemptions

19. Taxation of the Fund                   Tax Status

20. Underwriters                           Underwriter/Distributor
                                           Distribution Plan

21. Calculation of Performance Data        Same

22. Financial Statements                   Cover Page
                                           Financial Statements

 ................................................................................
PART A. INFORMATION REQUIRED IN A PROSPECTUS (ITEMS 1 - 9)
 ................................................................................


                                   PROSPECTUS
                           U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND

                                 March 1, 1999

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY .....................................................   2

PERFORMANCE INFORMATION .................................................   3

FEES AND EXPENSES .......................................................   4

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS .......................................................   6

FUND MANAGEMENT .........................................................   9

HOW TO BUY SHARES .......................................................  11

HOW TO SELL (REDEEM) SHARES .............................................  13

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS ...................  15

OTHER INFORMATION ABOUT YOUR ACCOUNT ....................................  18

DISTRIBUTIONS AND TAXES .................................................  19

FINANCIAL HIGHLIGHTS ....................................................  20

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS ......................  22

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Bonnel Growth Fund seeks long-term growth of capital.

The Fund's trustees may change the objective without a shareholder vote, and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropri ate investment for you. There is no guarantee that the Fund will meet its objective.

MAIN INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of common stocks. In general, the Fund's Sub-Adviser uses a growth-style process to choose companies for investment. A growth company is one that has had superior growth, profitability and quality relative to companies in the same industry and that is expected to continue such performance. The Fund may invest in companies of all sizes; however, the Sub-Adviser currently focuses on small- and me dium-sized companies.

MAIN RISKS

MARKET RISK

The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money by investing in the Fund.

PORTFOLIO MANAGEMENT

The skill of the Sub-Adviser will play a significant role in the Fund's ability to achieve its investment objective.

SMALL COMPANY RISK

Investment in smaller companies involves greater risk than investment in larger, more established companies. The stocks of small- and medium-sized companies often fluctuate in price to a greater degree than stocks of larger, more mature companies. Smaller companies may have more limited financial resources, fewer product lines and less liquid trading markets for their stock.

PERFORMANCE INFORMATION

The bar chart below shows changes in the Fund's performance from year to year.

[Bar chart plotted from data in the table below]

               0    5%   10%  15%  20%  25%  30%  40%  50%  60%
     1995      -------------------------------------45.22%
     1996      -----------------------------27.95%
     1997      ------------10.31%
     1998      ----------------------------27.14%

     Best quarter for the periods shown above: 23.93% in fourth quarter 1998 Worst quarters for the periods shown above: (12.95)% in first quarter 1997

The table below compares the Fund's average annual returns for the last year, as well as for the life of the Fund, to those of unmanaged indexes.

      AVERAGE ANNUAL TOTAL RETURNS                      SINCE
      (FOR THE PERIODS ENDING              PAST         INCEPTION
      DECEMBER 31, 1998)                 1 YEAR         10/17/94
      ----------------------------       -------        ---------
      BONNEL GROWTH FUND                 27.14%          25.77%
      S&P 500 INDEX *                    28.58%          28.39%
      RUSSELL 2000 INDEX **              (2.55)%         14.49%

      * The S&P 500 Stock Index is a widely recognized index of common stock prices of U.S. companies.

      ** The Russell  2000 Index  consists of the 2,000  smallest
         companies  in  the  Russell   3000(R)  Index,  a  widely
         recognized small-cap index. Past performance does not guarantee future results.

Past performance does not guarantee future results.

FEES & EXPENSES

SHAREHOLDER TRANSACTION EXPENSES - DIRECT FEES

These fees are paid directly from your account. There are no sales charges when you buy Fund shares. There may be a small fee when you redeem or exchange shares. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires.

          Maximum Sales Charge                        None
          Account Closing Fee                          $10
          Administrative Exchange Fee                   $5
          Trader's Fee                               0.25%*
          -------------------
          * Paid if shares are exchanged or redeemed in less than one month.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT FEES

Fund operating expenses are paid out of the Fund's assets and are reflected in the Fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include Fund expenses such as custodian, accounting and transfer agent fees.

The figures below show operating expenses as a percentage of the Fund's net assets during the fiscal year ended October 31, 1998.

          Management Fees                             1.00%
          Distribution (12b-1) Fees                   0.25%
          Other Expenses                              0.60%
          Total Annual Fund Operating Expenses        1.85%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This  hypothetical  example,   which  the  Securities  and  Exchange  Commission
requires, is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The example assumes that:

              - You invest $10,000.

              - Your investment has a 5% annual return.*

              - The Fund's operating expenses and returns remain the same.*

              You would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

              1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ------     -------     -------     --------
               $198       $592       $1,011       $2,179

              You would pay the following expenses if you did not redeem your shares:

              1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ------     -------     -------     --------
               $188       $582       $1,001       $2,169

              *Actual annual returns and Fund  operating
               expenses may be greater or less than those provided for in the assumptions.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund.

The Fund seeks long-term growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is not a fundamental policy and may be changed by the Fund's board of trustees, without shareholder approval, upon 30-day written notice.

INVESTMENT PROCESS

The Sub-Adviser for the Fund, Bonnel, Inc., initially applies a "top-down" analysis of the markets. This means that the Sub-Adviser considers the growth potential of the capitalization categories (i.e., small, medium and large) and industry sectors. The Sub-Adviser chooses common stocks within those categories that have the potential for capital appreciation. The Sub-Adviser analyzes a company's capital appreciation potential based on various investment criteria, which may include earnings figures, equity ownership by management, market leadership, strong management, price to earnings ratios, debt to equity ratios, stock price movement, magnitude of trading volume and the general growth prospects of the company. The Sub-Adviser considers the same criteria when making decisions to sell common stocks held by the Fund. The Fund may invest in companies of all sizes; however, the Sub-Adviser currently focuses on companies with market capitalizations of less than $5 billion (medium and small capitalization) at the time of initial purchase. The skill of the Sub-Adviser will play a significant role in the Fund's ability to achieve its investment objective.

GENERAL PORTFOLIO POLICIES

PRINCIPAL TYPES OF INVESTMENTS AND RELATED RISKS

Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity securities, which includes common stock, securities convertible into common stock and preferred stock. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investment, which are discussed below.

The Sub-Adviser's investment focus on small- and medium-sized companies involves greater risk than a fund that invests primarily in larger, more established companies. The stocks of smaller companies often fluctuate in price to a greater degree than stocks of larger, more mature companies. Smaller companies may have more limited financial resources, fewer product lines and less liquid trading markets for their stock. The Fund's share price may experience greater volatility when the Fund is more heavily invested in small companies.

OTHER TYPES OF INVESTMENTS, RELATED RISKS AND CONSIDERATIONS

While not principal strategies, the Fund may invest, to a limited extent, in preferred stock and convertible securities, may purchase or sell options, may invest in foreign securities and money market instruments, may lend portfolio securities, may hold temporary investments such as repurchase agreements, and may invest in illiquid securities. The risks of these types of instruments and strategies are described in the following paragraphs and in the Statement of Additional Information.

While investment in foreign companies is not a current focus of the Fund, the Fund may invest up to 25% of its total assets in the common stocks and other equity securities of foreign issuers, but only if they are listed on a domestic or foreign stock exchange, quoted on Nasdaq-AMEX or traded in the domestic or foreign over-the-counter market. The Fund may invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers. As part of its foreign investments, the Fund may invest up to 5% of its total assets in emerging markets. Investments in foreign securities involve greater risks than investments in domestic securities. Foreign securities tend to be more volatile than domestic securities due to a number of factors, including fluctuations in currency exchange rates; political, social or economic instability; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets.

The Fund may purchase or sell options on individual securities and on equity indexes. Options are generally used to hedge the portfolio against certain market risks, but they may also be used to increase returns. Using options may decrease returns and increase volatility.

The Fund may invest up to 15% of its net assets in illiquid securities. Disposition of illiquid securities often takes more time than more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in liquid, high-grade money market instruments. When the Fund is in a defensive investment position, it may not achieve its investment objective.

The Fund's portfolio turnover rate varies from year to year according to market conditions and has historically exceeded 100%. High turnover rate increases transaction costs and may increase your exposure to capital gains taxes.

YEAR 2000 READINESS

Like other organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund or its service providers do not properly process and calculate date-related information beginning January 1, 2000, commonly referred to as the "Year 2000 Problem." The Adviser, Sub-Adviser and the Fund's transfer agent believe that they have taken steps reasonably designed to address any potential Year 2000 Problem for the computer programs used by the Adviser, Sub-Adviser and the transfer agent. In addition, management is in the process of confirming that the third-party service providers used by the Fund, the Adviser, the Sub-Adviser and the transfer agent are also taking steps reasonably designed to address the Year 2000 Problem with respect to their computer systems. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. Furthermore, there can be no assurances that the companies in which this Fund invests will not be adversely affected by the Year 2000 Problem.

FUND MANAGEMENT

SUB-ADVISER

U.S. Global Investors, Inc., the Adviser, has retained Bonnel, Inc. as the Sub-Adviser for the Fund. In consideration for investment management services rendered to the Fund, the Adviser shares the management fee (net of all expense reimbursements and waivers) with the Sub-Adviser. The Fund is not responsible for paying any portion of the Sub-Adviser's fees.

PORTFOLIO MANAGER

Arthur Bonnel, President of Bonnel, Inc., is the Fund's portfolio manager and has been managing money professionally since 1970. Mr. Bonnel has managed the Bonnel Growth Fund since October 17, 1994, and was previously the portfolio manager of the MIM Stock Appreciation Fund from August 1987 through May 1994, which had objectives, policies and strategies that were substantially similar to those of the Bonnel Growth Fund. The table below compares the performance of the MIM Stock Appreciation Fund to the S&P 500, a widely recognized unmanaged index that generally represents U.S. common stocks. The table shows average annual returns for the one-year, three-year and five-year periods ended February 28, 1994, assuming the reinvestment of dividends and distributions, net of fund expenses. Annual returns for the Bonnel Growth Fund are available in the "Performance Information" section of this prospectus. Past performance does not guarantee future results.

                                   THE MIM STOCK
                                APPRECIATION FUND (a)
                          (FOR THE PERIODS ENDED 2/28/94)     S&P 500 INDEX
                           -----------------------------      -------------
     ONE YEAR                         21.58%                      8.31%
     THREE YEARS                      20.80%                     11.61%
     FIVE YEARS                       20.64%                     13.64%

     (a) The expense ratio of the MIM Stock Appreciation Fund from 1988 through 1993 ranged from a high of 3.05% in 1988 to a low of 2.47% in 1993. The annualized expense ratio of the Bonnel Growth Fund for the fiscal period ended October 31, 1998, was 1.85%.

INVESTMENT ADVISER

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, furnishes investment advice and manages the trust's business affairs. The Adviser was organized in 1968 and also serves as investment adviser to U.S. Global Investors Funds, a family of mutual funds with approximately $1.3 billion in assets. For the fiscal year ended October 31, 1998, the Adviser was paid a fee of 1.00% of net assets in the Fund.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

DISTRIBUTION PLAN

The Fund has adopted a 12b-1 plan that allows the Fund to pay the Adviser and its affiliates for shareholder services and promotional expenses. Because this fee is continually paid out of the Fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 1998, fees paid by the Fund under this plan were 0.25% of Fund net assets.

HOW TO BUY SHARES

MINIMUMS                           INITIAL          SUBSEQUENT
                                   INVESTMENT       INVESTMENT
                                   ----------       ----------
Regular Account                    $5,000           $50
ABC Investment Plan (R)            $1,000           $100
Custodial Accounts for Minors      $1,000           $50
Retirement Account                   None           None

SEND NEW                           Bonnel Growth Fund
ACCOUNT                            P.O. Box 781234
APPLICATIONS TO                    San Antonio, TX  78278-1234


BY MAIL                            * Read this prospectus.

                                   * Fill out the application if you are opening a new account.

                                   * Make out a check to the Bonnel Growth Fund for the amount you want to invest.

                                   * Send the application and a check to the Bonnel Growth Fund in the envelope provided.

                                   * To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.


BY TELEPHONE                       * If you already have a U.S.  Global Accolade
                                   Funds account, you may purchase additional shares by telephone order.

                                   * You must pay for them within seven business days.

                                   *  Call  1-800-US   FUNDS  for  current  wire
                                   instructions and a confirmation number.

                                   * We automatically grant all shareholders telephone exchange privileges unless they decline them explicitly in writing.

                                   * Telephone purchases are not available for money market funds or U.S. Global retirement accounts.


BY AUTOMATIC INVESTMENT            * To purchase more shares  automatically each
                                   month, fill out the ABC Investment Plan(R) form.

                                   * U.S.  Global  Accolade Funds  automatically
                                   withdraws   monies  from  your  bank  account
                                   monthly.

                                   * See details on the application.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

Your check must be made payable to the Bonnel Growth Fund.

You may not purchase shares by credit card or third-party checks.

Telephone   purchase   orders  may  not  exceed  ten  times  the  value  of  all
like-registered accounts on the date the order is placed.

You may not exchange shares purchased by telephone until the Fund has received and accepted payment.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The Fund will cancel unpaid telephone orders, and any decline in price of the shares will be collected from shares of any affiliated funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Fund will charge you $20, and you will be responsible for any loss incurred by the Fund. To recover any such loss or charge, the Fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the Fund for collection procedures will be deducted from the amount invested.

EFFECTIVE TIME FOR PURCHASE OR REDEMPTION ORDERS

An order to establish a new account and purchase shares of the Fund will become effective, if accepted, at the time the Fund next determines its net asset value
(NAV) per share after the Fund's transfer agent or sub-agent has received:

     *  a completed and signed application, and

     *  a check or wire transfer.

If you already have a Bonnel Growth Fund account, your order to purchase shares, if accepted, will become effective at the time the Fund next determines NAV after the transfer agent or sub-agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

BY MAIL * Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

                                   * Each registered shareholder must sign your request, with the signature(s) appearing exactly as it does on your account registration.

                                   * Redemptions of more than $15,000 require a signature guarantee.

                                   * A signature guarantee may be required.  See
                                   "Signature   Guarantee/Other   Documentation"
                                   section.


BY TELEPHONE                       * Call 1-800-US-FUNDS.

                                   * If you have an identically registered account in a U.S. Global Investors treasury money market fund with checkwriting privileges, you may call the Fund and direct an exchange of your Bonnel Growth Fund shares into your existing money market fund account. You may then write a check against your money market fund account.

                                   * For telephone  redemptions,  see "Signature
                                   Guarantee/Other       Documentation"      for
                                   limitations.

                                   * Telephone redemptions are not available for equity funds or shares held in retirement accounts by the Fund.

IMPORTANT NOTES ABOUT REDEEMING YOUR SHARES

Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the Fund.

You may receive payment for redeemed shares via wire. To elect these services, send the Fund a written request giving your bank information with signature guarantee for all registered owners. (See "Signature Guarantee/Other Documentation.")

You will be charged $10 for a wire transfer. International wire charges will be higher.

We will usually send a wire transfer the next business day after receipt of your order.

Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 7 business days from the purchase date.

To protect shareholders from the expense burden of excessive trading, the Fund charges 1.00% of the value of shares redeemed or exchanged when the shares are held less than one month.

Upon closing your account, you will be charged a $10 account closing fee.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

THE FUND RESERVES        * To hold redemption proceeds for up to seven days.
THE FOLLOWING
RIGHTS                   * To waive or change investment minimums.

                         * To refuse any application, investment or exchange.

                         *  To  require   signature   guarantee   or  any  other
                         documentation.

                         * To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners or there is reason to believe a fraudulent transaction may occur.

 EXCHANGING  SHARES      When  exchanging  shares  into other  funds in the U.S.
                         Global Investors family of funds:

                         * Each account must be registered identically; each must have the same signatures and addresses.

                         * You will be charged $5 by the transfer agent for each exchange out of any fund account.

                         * Retirement accounts administered by the Adviser or its agents may exchange up to three times per quarter at no charge. (Short-term trading fees may apply.)

                         * You may exchange by telephone or by mail.

                         * You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

                         * Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

                         * Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

                         * Exchanges out of the Fund of shares held less than one month are subject to the short-term trading fee.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $5,000 for any reason other than share value decline. Active ABC Investment Plan(R) accounts, retirement accounts and custodial accounts for minors are not subject to these involuntary redemption policies. You will receive a 30-day written notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

NET ASSET VALUE (NAV) CALCULATION

The price at which you buy, sell or exchange Fund shares is the NAV. The NAV of the Fund is calculated at the close of regular trading on the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding.

For a purchase, redemption or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the Fund, its agent or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day.

When the Fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, the securities may be valued at fair value. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. Money market instruments maturing within 60 days are valued at
amortized  cost,  which  approximates   market  value.  Assets  and  liabilities
expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the NYSE.

SIGNATURE GUARANTEE/OTHER DOCUMENTATION

The Fund requires signature guarantees to protect you and the Fund from attempted fraudulent requests for redeemed shares. Your redemption request must, therefore, be in writing and accompanied by a signature guarantee if:

    * Your redemption request exceeds $15,000.

    * You request that payment be made to a name other than the one on your account registration.

    * You request that payment be mailed to an address other than the one of record with the Fund.

    * You change or add information relating to your designated bank.

    * You have changed your address of record within the last 30 days.

You  may  obtain  a  signature   guarantee  from  most  banks,   credit  unions,
broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a "Signature Guaranteed" stamp and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments; e.g., legal officers and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions call 1-800-873-8637.

OTHER INFORMATION ABOUT YOUR ACCOUNT

The Fund takes precautions to ensure that telephone transactions are genuine, including recording the transactions, testing shareholder identity and sending written confirmations to shareholders of record. The Fund and its service providers are not liable for acting on instructions that they believe to be genuine if these procedures are followed.

CONFIRMATIONS

After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

PURCHASES THROUGH BROKER/DEALERS

You may buy Fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums that are not applicable if you buy shares directly from the Fund.

DISTRIBUTIONS AND TAXES

TAXES TO YOU

Unless you elect to have your distributions in cash, they will automatically be reinvested in Fund shares. The Fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the Fund.

You will generally owe taxes on amounts distributed to you by the Fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than a year generally are taxable to you at the applicable mid-term or long-term capital gains rate, regardless of how long you have held Fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the Fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem Fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain on exchanges if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS

This table is intended to show you the Fund's financial performance for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate at which an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

PricewaterhouseCoopers LLP has audited this information. PricewaterhouseCoopers' report and the Fund's financial statements are included in the annual report, which is available by request.

                                                  YEAR  ENDED OCTOBER 31,                   YEAR ENDED SEPTEMBER 30,
                                                  ------------------------         ----------------------------------------
                                                   1998             1997*            1997            1996            1995**
                                                  -------         --------         --------         -------         -------
Net asset value at beginning of period .           $19.68           $21.86           $17.15          $14.81          $10.02
Income from investment  operations
Net investment income (loss) ...........            (0.23)           (0.03)           (0.21)          (0.14)          (0.07)
Net realized and unrealized
   gains (losses) on securities ........             0.44            (2.15)            5.09            3.13            4.91
                                                  -------         --------         --------         -------         -------
Total from investment operations .......             0.21            (2.18)            4.88            2.99            4.84
Less distributions
   From net investment income ..........               --               --               --              --           (0.05)
   From capital gains ..................            (3.71)              --            (0.17)             --              --
   In excess of capital gains ..........               --               --               --           (0.65)             --
                                                  -------         --------         --------         -------         -------
   Total distributions .................            (3.71)         --                 (0.17)          (0.65)          (0.05)
                                                  -------         --------         --------         -------         -------
NET ASSET VALUE AT END OF PERIOD .......           $16.18            $19.68          $21.86          $17.15          $14.81
                                                  =======         ========         ========         =======         =======
Total return (a) .......................             0.80%           (9.97%)          28.67%          21.27%          48.74%
Ratios/Supplemental data (b) Net
   assets, end of period (in thousands)           $87,751         $104,643         $117,891         $90,696         $24,673
Ratio of expenses to average net assets              1.85%            1.72%            1.77%           1.83%           2.50%
Ratio of expenses after fee
   reimbursements and expense reductions             1.84%            1.72%            1.77%           1.83%           2.48%
Ratio of net income (loss
   to average net assets ...............           (1.19)%          (1.43)%          (1.18)%         (1.32)%         (1.46)%
Portfolio turnover rate ................              190%              52%             239%            212%            145%

*    For the month ended October 31, 1997.

**   From October 17, 1994, commencement of operations.

(a)  Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would decrease the net investment income ratio had such reductions not occurred.

More information on this Fund is available at no charge, upon request.

ANNUAL/SEMI-ANNUAL REPORT

This report describes the Fund's performance, lists holdings, and describes recent market conditions, Fund strategies and other factors that had a significant impact on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More information about this Fund, its investment strategies and related risks is provided in the SAI. There can be no guarantee that the Fund will achieve its objective. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

TO REQUEST          BY PHONE          1-800-873-8637
INFORMATION

                    BY MAIL           BONNEL GROWTH FUND
                                      P.O. BOX 781234
                                      SAN ANTONIO, TX 78278-1234

                    BY INTERNET       http://www.us-global.com

                    The SEC also maintains a website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the Fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-6009.


                               BONNEL GROWTH FUND
                  SEC Investment Company Act File No. 811-7662

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

[Graphic: Shaded vertical arrow illustrating high reward/risk to low reward/risk continuum]

HIGH REWARD -            China Region Opportunity Fund
HIGH RISK                Regent Eastern European Fund
                         Gold Shares Fund
                         World Gold Fund
                         Global Resources Fund
                         Global Blue Chip Fund
                         BONNEL GROWTH FUND

MODERATE REWARD -        Real Estate Fund
MODERATE RISK            All American Equity Fund
                         MegaTrends Fund
                         Income Fund
                         Tax Free Fund
                         Near-Term Tax Free Fund

LOW REWARD -             U.S. Government Securities Savings Fund
LOW RISK                 U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call
1-800-US-FUNDS.

OTHER FUND SERVICES

The Fund offers additional services to meet the unique needs of our investors, including:

      *  Payroll deduction plans, including military allotments;

      *  Custodial accounts for minors;

      *  Systematic withdrawal plans;

      * Retirement plans such as IRA, SEP/IRA, Roth IRA, Education IRA, Simple IRA, 403(b)(7), 401(k), and employer- adopted defined contribution plans.

                   This page is not a part of the prospectus.
22

[Graphic: U.S. Global Investors logo]
================================================================================
                                   PROSPECTUS

                           U.S. GLOBAL ACCOLADE FUNDS

                                MEGATRENDS FUND

                                 March 1, 1999

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

RISK/RETURN SUMMARY .....................................................  2

PERFORMANCE INFORMATION .................................................  4

FEES AND EXPENSES .......................................................  5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS .......................................................  7

FUND MANAGEMENT ......................................................... 12

HOW TO BUY SHARES ....................................................... 13

HOW TO SELL (REDEEM) SHARES ............................................. 15

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS ................... 17

OTHER INFORMATION ABOUT YOUR ACCOUNT .................................... 20

DISTRIBUTIONS AND TAXES ................................................. 21

FINANCIAL HIGHLIGHTS .................................................... 22

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS ...................... 24

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES

The MegaTrends Fund seeks long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective.

The Fund is designed for long-term investors and is not a complete investment program. There is no guarantee that the Fund will meet its objectives.

MAIN INVESTMENT STRATEGIES

The Fund has a flexible investment strategy. The Fund may invest any portion of its assets in the following three asset classes: stocks, bonds or money market instruments. Currently, the Fund's portfolio holds primarily stocks in order to pursue growth potential.

The Sub-Adviser balances the Fund's investments in stocks, bonds or money market instruments based on its analysis of major economic themes. The Sub-Adviser performs statistical analysis of monetary and economic trends and evaluates the financial markets to identify megatrends in the global economy. The
Sub-Adviser's analysis primarily focuses upon the potential for inflation or deflation and how these trends affect the risk potential in the stock and bond markets. The Sub-Adviser uses its megatrends analysis to balance the Fund's assets between stocks, bonds and money market instruments. The Sub-Adviser may significantly overweight or underweight the Fund's assets in one of these asset classes.

Historically, the Sub-Adviser has invested the Fund's assets in a diversified portfolio consisting primarily of common stocks issued by domestic companies. The Sub-Adviser uses a "value" style of stock selection. Value investing places an emphasis on strong balance sheets, substantial free cash flow and a record of rising dividends or a high dividend yield. The Sub-Adviser currently intends to remain primarily invested in stocks unless the Sub- Adviser's megatrends analysis causes it to determine that all or a portion of the Fund's assets should be shifted to either bonds or money market instruments.

MAIN RISKS

MARKET RISK

The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money by investing in the Fund.

From time to time, the Fund may invest all or a portion of its assets in bonds. The value of bonds may fluctuate based upon changes in the level of interest rates. The value of bonds generally goes up when interest rates decline and goes down when interest rates rise. Bonds also are subject to credit risk.

PORTFOLIO MANAGEMENT

The skill of the Sub-Adviser will play a significant role in the Fund's ability to achieve its investment objectives. The Fund's investment results depend upon the ability of the Sub-Adviser to correctly identify economic megatrends, especially with regard to accurately forecasting inflationary and deflationary periods. In addition, the Fund's investment results depend on the Sub-Adviser's ability to shift the Fund's assets into the asset classes at the times and in the amounts that will benefit the Fund's performance. Historical evidence indicates that accurately balancing asset classes based on major economic themes has been an extremely difficult investment strategy to implement on a consistent basis. While the Sub-Adviser has substantial experience in applying balancing techniques, there is no assurance that the Sub-Adviser will correctly anticipate relative asset class performance in the future on a consistent basis.

PERFORMANCE INFORMATION

The bar chart below shows changes in the Fund's performance from year to year.

[Bar chart plotted from data in the table below]

               -10%     -5%     0     5%     10%     15%     20%     25%     30%
     1992      -------------------------6.21%
     1993      ------------------2.87%
     1994      ------(3.08%)
     1995      ---------------------------------------------------24.22%
     1996      -------------------------------------15.39%
     1997      -------------------------------------15.59%
     1998      ------------------2.28%

     Best quarter for the periods shown above:    12.73% in fourth quarter 1998
     Worst quarter for the periods shown above:  (15.94)% in third quarter 1998

The table below compares the Fund's average annual returns for the past one- and five-year periods, as well as for the life of the Fund, to those of unmanaged indexes.

      AVERAGE ANNUAL TOTAL RETURNS                           SINCE
      (FOR THE PERIODS ENDING          PAST      PAST        INCEPTION
      DECEMBER 31, 1998)               1 YEAR    5 YEARS     10/21/91
      ----------------------------     -------   ---------   ---------
      MEGATRENDS FUND                   2.28%     10.43%       9.09%
      S&P 500 INDEX *                  28.58%     24.05%      20.10%
      LIPPER FLEXIBLE PORTFOLIO
        FUNDS INDEX **                 16.51%     13.59%      12.94%

      * The S&P 500 Stock Index is a widely recognized index of common stock prices of U.S. companies.

      ** The Lipper Flexible Portfolio Funds Index includes funds that allocate investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

Past performance does not guarantee future results.

FEES & EXPENSES

SHAREHOLDER TRANSACTION EXPENSES - DIRECT FEES

These fees are paid directly from your account. There are no sales charges when you buy Fund shares. There may be a small fee when you redeem or exchange shares. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires.

          Maximum Sales Charge                        None
          Account Closing Fee                          $10
          Administrative Exchange Fee                   $5
          Trader's Fee                                0.25%*
          -------------------
          * Paid if shares are exchanged or redeemed in less than one month.

ANNUAL FUND OPERATING EXPENSES - INDIRECT FEES

Fund operating expenses are paid out of the Fund's assets and are reflected in the Fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include Fund expenses such as custodian, accounting and transfer agent fees.

The figures below show operating expenses as a percentage of the Fund's net assets during the fiscal year ended October 31, 1998.

          Management Fees                            1.00%
          Distribution (12b-1) Fees                  0.25%
          Other Expenses                             0.81%
          Total Annual Fund Operating Expenses       2.06%*

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This  hypothetical  example,   which  the  Securities  and  Exchange  Commission
requires, is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The example assumes that:

              - You invest $10,000.

              - Your investment has a 5% annual return.*

              - The Fund's operating expenses and returns remain the same.*

              You would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

              1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ------     -------     -------     --------
              $219        $656        $1,118      $2,400

              You would pay the following expenses if you did not redeem your shares:

              1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ------     -------     -------     --------
              $209        $646        $1,108      $2,390

              *Actual annual returns and Fund  operating
               expenses may be greater or less than those provided for in the assumptions.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This section takes a closer look at the investment objectives of the Fund, its principal investment strategies and certain risks of investing in the Fund.

The primary investment objective of the Fund is to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective.

The Fund may invest any portion of its assets in the following three asset classes:

   STOCKS: Securities that represent shares of ownership in a company and usually carry voting rights and earn dividends, including common stocks, preferred stocks and securities convertible into common stocks.

   BONDS: Securities representing money borrowed that must be repaid at a later date. Bonds have specific maturities and usually a specific rate of interest or an original purchase discount. Bonds include U.S. Government obligations and corporate debt.

   MONEY MARKET INSTRUMENTS: Short-term debt obligations of governments and corporations.

The Fund's assets are invested primarily based on the Sub-Adviser's statistical analysis of monetary and economic trends and evaluation of the financial markets, which assist the Sub-Adviser in identifying major economic themes, otherwise known as "megatrends." The Sub-Adviser's megatrend analysis is based primarily on evaluating inflationary and deflationary pressures in the economy. In general, during inflationary periods the Sub-Adviser will invest primarily in stocks and during deflationary periods, the Sub- Adviser will invest primarily in bonds. Historically, the Sub- Adviser has invested the Fund's assets in a diversified portfolio consisting primarily of common stocks issued by domestic companies. The Sub-Adviser currently intends to remain primarily invested in stocks unless the Sub-Adviser's megatrends analysis causes it to determine that all or a portion of the Fund's assets should be shifted to either bonds or money market instruments.

The Fund's investment results depend on the ability of the Sub- Adviser to correctly identify economic megatrends, especially with regard to accurately forecasting inflationary and deflationary periods. In addition, the Fund's performance will depend on the Sub-Adviser's ability to correctly anticipate the relative performance and risk of stocks, bonds and money market instruments. Historical evidence indicates that correctly balancing portfolio allocations among these asset classes has been an extremely difficult investment strategy to implement successfully. While the Sub-Adviser has substantial experience in applying balancing techniques, there can be no assurance that the Sub-Adviser will correctly anticipate relative asset class performance in the future on a consistent basis. Investment results would suffer, for example, if only a small portion of the Fund's assets were invested in stocks during a significant stock market advance or if a major portion were invested in stocks during a substantial decline. Therefore, the skill of the Sub-Adviser will play a significant role in the Fund's ability to achieve its investment objectives. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved.

INVESTMENT PROCESS

The Sub-Adviser for the Fund is Money Growth Institute, Inc. The Sub-Adviser's investment process is based primarily on portfolio balancing techniques developed by Dr. Stephen Leeb, President and controlling shareholder of the Sub-Adviser, and his staff. The Sub- Adviser has developed models over the years to assist it in assessing economic megatrends and the resulting relative risk potential in the stock and bond markets. These models emphasize general economic and monetary factors and, to a lesser extent, trends in the stock and bond markets themselves.

When the Sub-Adviser's megatrends analysis supports the Fund's investment in stocks, the Sub-Adviser selects stocks by utilizing a "value" style of investing. Value investing places an emphasis on strong balance sheets, substantial free cash flow and a record of rising dividends and/or a high dividend yield. In addition, the Fund generally will invest in large companies that are dominant in their industry, have quality management and display strong, stable financial health. The common stocks of such companies generally are traded on major stock exchanges and have a high degree of liquidity. The Sub-Adviser does not currently intend to invest more than 5% of the Fund's assets in stocks with market capitalizations of less than $300 million at the time of purchase. While the Fund is diversified, the Sub-Adviser may invest a significant portion of the Fund's assets in the stock of a single company. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's share price and total return.

The Sub-Adviser may invest all or a portion of the Fund's assets in bonds or money market instruments when it believes that such securities provide the potential for better investment performance and a higher level of safety than stocks. The Sub-Adviser has developed models that assist it in assessing risk in the bond markets and interest rate trends. The maturities of the bonds in the Fund's portfolio will be based in large measure on both the Sub-Adviser's perception of general risk levels in the bond market versus the stock market and on the Sub-Adviser's perception of the future trend and term structure of interest rates.

GENERAL PORTFOLIO POLICIES

PRINCIPAL TYPES OF INVESTMENTS, AND RELATED RISKS

Because the Fund may invest substantially all of its assets in common stocks of domestic companies, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

OTHER TYPES OF INVESTMENTS, RELATED RISKS AND CONSIDERATIONS

While not principal strategies, the Fund may invest in bonds and money market instruments, may lend portfolio securities, may invest in foreign securities and convertible securities, may hold temporary investments such as repurchase agreements and may invest in illiquid securities. In addition, the Fund may invest in zero coupon bonds, real estate investment trusts (REITs) and when-issued or delayed delivery securities. The risks of these types of instruments and strategies are described in the following paragraphs and in the Statement of Additional Information.

The Fund may invest all or a portion of its assets in bonds, which include obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities, and corporate debt securities. There are no limitations on the maturities of the bonds in which the Fund may invest. The value of bonds may fluctuate based on changes in the level of interest rates. The value of bonds generally goes up when interest rates decline and goes down when interest rates rise. The Fund may invest in bonds with a credit quality rating of "B" or higher according to a rating agency; however, the Fund does not intend to invest more than 5% of its assets in bonds rated "BBB" or lower. The value of lower-rated bonds generally is more dependent upon credit risk or the ability of the issuer to meet interest and principal payments than higher rated bonds.

The Fund may invest in money market instruments when the Sub- Adviser believes that substantial long-term price risks exist for common stocks. In addition, the Fund may temporarily hold, for defensive purposes, all or a portion of its assets in money market instruments. When the Fund is in a defensive investment position, it may not achieve its investment objective.

The Fund may invest, without limit, in foreign companies through the purchase of sponsored American Depository Receipts (ADRs), which represent shares of foreign issuers, and other securities of foreign issuers that are publicly traded in the United States. Investments in foreign securities involve greater risks than investments in domestic securities, including fluctuations in currency exchange rates; political, social or economic instability; and less stringent accounting, disclosure and financial reporting requirements in a particular country.

The Fund may invest up to 10% of its net assets in illiquid securities. Disposition of illiquid securities often takes more time than more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund.

The Fund may invest in zero-coupon bonds. Zero coupon securities pay no cash income and are subject to greater market value fluctuations from changing interest rates than other types of bonds.

The Fund may invest in REITs, which are subject to many of the same risks related to the direct ownership of real estate, including changes in the value of the real estate due to economic factors, taxation and changes in zoning laws.

The Sub-Adviser may sell the Fund's portfolio securities without regard to holding periods if such transactions are in the best interests of the Fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. The Fund's historical portfolio turnover rates are noted under the "Financial Highlights" section.

YEAR 2000 READINESS

Like other organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund or its service providers do not properly process and calculate date- related information beginning January 1, 2000, commonly referred to as the "Year 2000 Problem." The Adviser, the Sub-Adviser and the Fund's transfer agent believe that they have taken steps reasonably designed to address any potential Year 2000 Problem for the computer programs used by the Adviser, the Sub-Adviser and the transfer agent. In addition, management is in the process of confirming that the third-party service providers used by the Fund, the Adviser, the Sub-Adviser and the transfer agent are also taking steps reasonably designed to address the Year 2000 Problem with respect to their computer systems. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. Furthermore, there can be no assurances that the companies in which this Fund invests will not be adversely affected by the Year 2000 Problem.

FUND MANAGEMENT

SUB-ADVISER

The Adviser has retained Money Growth Institute, Inc. to serve as the Sub-Adviser for the Fund. The Sub-Adviser manages the composition of the portfolio and is responsible for day-to-day investment management of the Fund.

PORTFOLIO MANAGER

Dr. Stephen Leeb is the Fund's portfolio manager. Dr. Leeb has been engaged in the business of providing investment advisory and portfolio management services since the late 1970s. Dr. Leeb is the editor of Balanced, a highly regarded and award-winning investment advisory newsletter and The Big Picture, a well-known market timing newsletter, as well as the author of the acclaimed book Getting in on the Ground Floor. He is also the author of Market Timing for the Nineties. Dr. Leeb holds a Bachelor's Degree in Economics from The Wharton School of Business at the University of Pennsylvania. He also received an M.A. in Psychology and Math and a Ph.D. in Psychology from the University of Illinois. Dr. Leeb has been quoted in numerous financial publications, and he has appeared on Wall Street Week, Nightly Business Report, CNN and CNBC.

INVESTMENT ADVISER

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, furnishes investment advice and manages the trust's business affairs. The Adviser was organized in 1968 and also serves as investment adviser to U.S. Global Investors Funds, a family of mutual funds with approximately $1.3 billion in assets. For the fiscal year ended October 31, 1998, the Fund paid the Adviser a fee of 1.00% of net assets in the Fund.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

DISTRIBUTION PLAN

The Fund has adopted a 12b-1 plan that allows the Fund to pay the Adviser and its affiliates for shareholder services and promotional expenses. Because this fee is continually paid out of the Fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 1998, the Fund paid a fee of 0.25% of net assets in the Fund for this distribution plan.

HOW TO BUY SHARES

MINIMUMS                           INITIAL          SUBSEQUENT
                                   INVESTMENT       INVESTMENT

Regular Account                    $5,000           $50
ABC Investment Plan (R)            $1,000           $100
Custodial Accounts for Minors      $1,000           $50
Retirement Account                   None           None

SEND NEW                           MegaTrends Fund
ACCOUNT                            P.O. Box 781234
APPLICATIONS TO                    San Antonio, TX  78278-1234


BY MAIL                            * Read this prospectus.

                                   * Fill out the application if you are opening a new account.

                                   * Make out a check to the MegaTrends Fund for the amount you want to invest.

                                   * Send the application and a check to the MegaTrends Fund in the envelope provided.

                                   * To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.


BY TELEPHONE                       * If you already have a U.S.  Global Accolade
                                   Funds account, you may purchase additional shares by telephone order.

                                   * You must pay for them within seven business days.

                                   *  Call  1-800-US   FUNDS  for  current  wire
                                   instructions and a confirmation number.

                                   * We automatically grant all shareholders telephone exchange privileges unless they decline them explicitly in writing.

                                   * Telephone purchases are not available for money market funds or U.S. Global retirement accounts.


BY AUTOMATIC INVESTMENT            * To purchase more shares  automatically each
                                   month, fill out the ABC Investment Plan(R) form.

                                   * U.S.  Global  Accolade Funds  automatically
                                   withdraws   monies  from  your  bank  account
                                   monthly.

                                   * See details on the application.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

Your check must be made payable to the MegaTrends Fund.

You may not purchase shares by credit card or third-party checks.

Telephone   purchase   orders  may  not  exceed  ten  times  the  value  of  all
like-registered accounts on the date the order is placed.

You may not exchange shares purchased by telephone until the Fund has received and accepted payment.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The Fund will cancel unpaid telephone orders, and any decline in price of the shares will be collected from shares of any affiliated funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Fund will charge you $20, and you will be responsible for any loss incurred by the Fund. To recover any such loss or charge, the Fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the Fund for collection procedures will be deducted from the amount invested.

EFFECTIVE TIME FOR PURCHASE OR REDEMPTION ORDERS

An order to establish a new account and purchase shares of the Fund will become effective, if accepted, at the time the Fund next determines its net asset value
(NAV) per share after the Fund's transfer agent or sub-agent has received:

     *  a completed and signed application, and

     *  a check or wire transfer.

If you already have a MegaTrends Fund account, your order to purchase shares, if accepted, will become effective at the time the Fund next determines NAV after the transfer agent or sub-agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

BY MAIL * Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

                                   * Each registered shareholder must sign your request, with the signature(s) appearing exactly as it does on your account registration.

                                   * Redemptions of more than $15,000 require a signature guarantee.

                                   * A signature guarantee may be required.  See
                                   "Signature   Guarantee/Other   Documentation"
                                   section.


BY TELEPHONE                       * Call 1-800-US-FUNDS.

                                   * If you have an identically registered account in a U.S. Global Investors treasury money market fund with checkwriting privileges, you may call the Fund and direct an exchange of your MegaTrends Fund shares into your existing money market fund account. You may then write a check against your money market fund account.

                                   * For telephone  redemptions,  see "Signature
                                   Guarantee/Other       Documentation"      for
                                   limitations.

                                   * Telephone redemptions are not available for equity funds or shares held in retirement accounts by the Fund.

IMPORTANT NOTES ABOUT REDEEMING YOUR SHARES

Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the Fund.

You may receive payment for redeemed shares via wire. To elect these services, send the Fund a written request giving your bank information with signature guarantee for all registered owners. (See "Signature Guarantee/Other Documentation.")

You will be charged $10 for a wire transfer. International wire charges will be higher.

We will usually send a wire transfer the next business day after receipt of your order.

Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 7 business days from the purchase date.

To protect shareholders from the expense burden of excessive trading, the Fund charges 1.00% of the value of shares redeemed or exchanged when the shares are held less than one month.

Upon closing your account, you will be charged a $10 account closing fee.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

THE FUND RESERVES        * To hold redemption proceeds for up to seven days.
THE FOLLOWING
RIGHTS                   * To waive or change investment minimums.

                         * To refuse any application, investment or exchange.

                         *  To  require   signature   guarantee   or  any  other
                         documentation.

                         * To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners or there is reason to believe a fraudulent transaction may occur.

 EXCHANGING  SHARES      When  exchanging  shares  into other  funds in the U.S.
                         Global Investors family of funds:

                         * Each account must be registered identically; each must have the same signatures and addresses.

                         * You will be charged $5 by the transfer agent for each exchange out of any fund account.

                         * Retirement accounts administered by the Adviser or its agents may exchange up to three times per quarter at no charge. (Short-term trading fees may apply.)

                         * You may exchange by telephone or by mail.

                         * You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

                         * Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

                         * Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

                         * Exchanges out of the Fund of shares held less than one month are subject to the short-term trading fee.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $5,000 for any reason other than share value decline. Active ABC Investment Plan(R) accounts, retirement accounts and custodial accounts for minors are not subject to these involuntary redemption policies. You will receive a 30-day written notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

NET ASSET VALUE (NAV) CALCULATION

The price at which you buy, sell or exchange Fund shares is the NAV. The NAV of the Fund is calculated at the close of regular trading on the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding.

For a purchase, redemption or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the Fund, its agent or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day.

When the Fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, the securities may be valued at fair value. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. Money market instruments maturing within 60 days are valued at
amortized  cost,  which  approximates   market  value.  Assets  and  liabilities
expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the NYSE.

SIGNATURE GUARANTEE/OTHER DOCUMENTATION

The Fund requires signature guarantees to protect you and the Fund from attempted fraudulent requests for redeemed shares. Your redemption request must, therefore, be in writing and accompanied by a signature guarantee if:

    * Your redemption request exceeds $15,000.

    * You request that payment be made to a name other than the one on your account registration.

    * You request that payment be mailed to an address other than the one of record with the Fund.

    * You change or add information relating to your designated bank.

    * You have changed your address of record within the last 30 days.

You  may  obtain  a  signature   guarantee  from  most  banks,   credit  unions,
broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a "Signature Guaranteed" stamp and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments; e.g., legal officers and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions call 1-800-873-8637.

OTHER INFORMATION ABOUT YOUR ACCOUNT

The Fund takes precautions to ensure that telephone transactions are genuine, including recording the transactions, testing shareholder identity and sending written confirmations to shareholders of record. The Fund and its service providers are not liable for acting on instructions that they believe to be genuine if these procedures are followed.

CONFIRMATIONS

After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

PURCHASES THROUGH BROKER/DEALERS

You may buy Fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums that are not applicable if you buy shares directly from the Fund.

DISTRIBUTIONS AND TAXES

TAXES TO YOU

Unless you elect to have your distributions in cash, they will automatically be reinvested in Fund shares. The Fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the Fund.

You will generally owe taxes on amounts distributed to you by the Fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than a year generally are taxable to you at the applicable mid-term or long-term capital gains rate, regardless of how long you have held Fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the Fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem Fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain on exchanges if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS

This table is intended to show you the Fund's financial performance for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate at which an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

PricewaterhouseCoopers LLP has audited this information for the fiscal years ended October 31, 1998 and 1997, and June 30, 1997. Another accounting firm has audited this information for the fiscal periods ended June 30, 1992 through 1996. PricewaterhouseCoopers' report and the Fund's financial statements are included in the annual report, which is available by request.

                                               YEAR ENDED OCTOBER 31,                YEAR ENDED JUNE 30,
                                           ------------------------------     -------------------------------
                                             1998       1997*      1997**      1996        1995        1994
                                           -------     -------    -------     -------     -------     -------
Net asset value at beginning of
    period                                 $ 13.90     $ 13.45    $ 11.27     $ 11.17     $ 10.29     $ 10.84
Income from investment operations
    Net investment income (loss) .           (0.02)       0.01       0.01        0.17        0.28        0.19
    Net realized and unrealized
      gains (losses) on securities           (0.51)       0.44       2.39        1.72        0.95       (0.35)
                                           -------     -------    -------     -------     -------     -------
    Total from investment
      operations .................           (0.53)       0.45       2.40        1.89        1.23       (0.16)
Less distributions
    From net investment income ...         --               --      (0.01)      (0.17)      (0.28)      (0.19)
    In excess of net investment
      income .....................           (0.01)         --         --          --         --           --
    From capital gains ...........           (2.01)         --      (0.21)      (1.61)        --        (0.20)
    In excess of capital gains ...              --          --        --        (0.01)       0.07          --
                                           -------     -------    -------     -------     -------     -------
    Total distributions ..........           (2.02)         --      (0.22)      (1.79)      (0.35)      (0.39)
                                           -------     -------    -------     -------     -------     -------
NET ASSET VALUE AT END OF PERIOD .         $ 11.35     $ 13.90    $ 13.45     $ 11.27     $ 11.17     $ 10.29
                                           =======     =======    =======     =======     =======     =======
Total return (a) .................           (4.43)%      3.34%     20.72%      17.10       12.20%      (1.50)%
Ratios/Supplemental data (b)
    Net assets, end of period
      (in thousands) .............         $20,740     $25,492    $25,610     $27,945     $32,976     $45,523
    Ratio of expenses to average
      net assets .................            2.06 %      1.76%      1.97%       2.10%       1.98%       1.81%
    Ratio of expenses after
      fee reimbursements and
      expense reductions .........            2.06 %      1.76%      1.88%       1.50%       1.50%       1.50%
    Ratio of net income (loss)
      to average net assets ......           (0.14)%      0.23%      0.09%       1.30%       2.36%       1.65%
Portfolio turnover rate ..........              51 %        13%        62%        115%        163%        143%

*    For the four months ended October 31, 1997.

**   Effective November 8, 1996, the Fund changed to a new investment manager.

(a)  Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would decrease the net investment income ratio had such reductions not occurred.

More information on this Fund is available at no charge, upon request.

ANNUAL/SEMI-ANNUAL REPORT

This report describes the Fund's performance, lists holdings, and describes recent market conditions, Fund strategies and other factors that had a significant impact on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More information about this Fund, its investment strategies and related risks is provided in the SAI. There can be no guarantee that the Fund will achieve its objective. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

TO REQUEST          BY PHONE          1-800-873-8637
INFORMATION

                    BY MAIL           MEGATRENDS FUND
                                      P.O. BOX 781234
                                      SAN ANTONIO, TX 78278-1234

                    BY INTERNET       http://www.us-global.com

                    The SEC also maintains a website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the Fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-6009.


                                 MEGATRENDS FUND
                  SEC Investment Company Act File No. 811-7662

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

[Graphic: Shaded vertical arrow illustrating high reward/risk to low reward/risk continuum]

HIGH REWARD -            China Region Opportunity Fund
HIGH RISK                Regent Eastern European Fund
                         Gold Shares Fund
                         World Gold Fund
                         Global Resources Fund
                         Global Blue Chip Fund
                         Bonnel Growth Fund

MODERATE REWARD -        Real Estate Fund
MODERATE RISK            All American Equity Fund
                         MEGATRENDS FUND
                         Income Fund
                         Tax Free Fund
                         Near-Term Tax Free Fund

LOW REWARD -             U.S. Government Securities Savings Fund
LOW RISK                 U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call
1-800-US-FUNDS.

OTHER FUND SERVICES

The Fund offers additional services to meet the unique needs of our investors, including:

      *  Payroll deduction plans, including military allotments;

      *  Custodial accounts for minors;

      *  Systematic withdrawal plans;

      * Retirement plans such as IRA, SEP/IRA, Roth IRA, Education IRA, Simple IRA, 403(b)(7), 401(k), and employer- adopted defined contribution plans.

                   This page is not a part of the prospectus.

[Graphic: U.S. Global Investors logo]

================================================================================
                                   PROSPECTUS

                           U.S. GLOBAL ACCOLADE FUNDS

                             GLOBAL BLUE CHIP FUND

                                 March 1, 1999

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

RISK/RETURN SUMMARY ......................................................   2

PERFORMANCE INFORMATION ..................................................   4

FEES AND EXPENSES ........................................................   5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS ........................................................   7

FUND MANAGEMENT ..........................................................  12

HOW TO BUY SHARES ........................................................  13

HOW TO SELL (REDEEM) SHARES ..............................................  15

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS ....................  17

OTHER INFORMATION ABOUT YOUR ACCOUNT .....................................  20

DISTRIBUTIONS AND TAXES ..................................................  21

FINANCIAL HIGHLIGHTS .....................................................  22

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS .......................  24

1
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                              RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Global Blue Chip Fund seeks long-term growth of capital.

The Fund's trustees may change the objective without a shareholder vote, and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio consisting primarily of marketable common stocks and securities convertible into common stocks issued by companies located throughout the world. The Fund generally invests in the common stocks of large, well-known foreign and domestic companies, commonly referred to as "Blue Chip" companies. While specific investment criteria vary from market to market, Blue Chip companies are generally identified by the Adviser as having substantial capitalization, established financial history, strong industry position and superior management.

MAIN RISKS

MARKET RISK

The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money by investing in the Fund.

PORTFOLIO MANAGEMENT

The skill of the Adviser will play a significant role in the Fund's ability to achieve its investment objective.

2
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FOREIGN SECURITIES

The Fund may invest a significant portion of its assets in companies located in foreign markets. Foreign securities tend to be more volatile than domestic securities due to a number of factors, including fluctuations in currency exchange rates; political, social or economic instability; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. In addition, while the foreign Blue Chip companies in which the Fund primarily invests may be among the largest in their local markets, they may be small by the standards of U.S. stock market capitalization. The stocks of such companies often fluctuate in price to a greater degree than stocks of larger companies. The Fund's share price will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

3
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PERFORMANCE INFORMATION

The bar chart below shows the Fund's performance during the period indicated.

[Bar chart plotted from data in the table below]

               -30% -25% -20% -15% -10% -5%  0    5%    10% 15%  20%
     1998                (19.733%)------------

     Best quarter for the period shown above:     7.38% in fourth quarter 1998
     Worst quarter for the period shown above:  (15.75)% in first quarter 1998

The table below compares the Fund's average annual returns for the last year, as well as for the life of the Fund, to those of unmanaged indexes.

      AVERAGE ANNUAL TOTAL RETURNS                      SINCE
      (FOR THE PERIODS ENDING              PAST         INCEPTION
      DECEMBER 31, 1998)                 1 YEAR         2/20/97
      ----------------------------       -------        ---------
      GLOBAL BLUE CHIP FUND              (19.73)%       (19.60)%

      S&P 500 INDEX *                     28.58%         29.19%

      DOW JONES WORLD STOCK INDEX **      25.10%         18.36%

      * The S&P 500 Stock Index is a widely recognized index of common stock prices of U.S. companies.

      ** The Dow Jones World Stock Index is a capitalization-weighted index composed of companies traded publicly in select countries throughout the world.

Past performance does not guarantee future results.

4
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FEES & EXPENSES

SHAREHOLDER TRANSACTION EXPENSES - DIRECT FEES

These fees are paid directly from your account. There are no sales charges when you buy Fund shares. There may be a small fee when you redeem or exchange shares. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires.

          Maximum Sales Charge                        None
          Account Closing Fee                          $10
          Administrative Exchange Fee                   $5
          Trader's Fee                               1.00%*
          -------------------
          * Paid if shares are exchanged or redeemed in less than one month.

ANNUAL FUND OPERATING EXPENSES - INDIRECT FEES

Fund operating expenses are paid out of the Fund's assets and are reflected in the Fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include Fund expenses such as custodian, accounting and transfer agent fees.

The figures below show operating expenses as a percentage of the Fund's net assets during the fiscal year ended October 31, 1998.

          Management Fees                            1.25%
          Distribution (12b-1) Fees                  0.25%
          Other Expenses                             7.24%
          Total Annual Fund Operating Expenses       8.74%*
          ------------------
          *  Actual Fund  operating  expenses were limited
             to 7.45% as a result of fee reimbursements by
             the  Adviser  of  1.27%  and  other   expense
             reductions  of  0.02%.  The  Adviser  is  not
             contractually   obligated   to   limit   Fund
             operating expenses in the future.

5
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EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This  hypothetical  example,   which  the  Securities  and  Exchange  Commission
requires, is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The example assumes that:

              - You invest $10,000.

              - Your investment has a 5% annual return.*

              - The Fund's operating expenses and returns remain the same.*

              You would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

              1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ------     -------     -------     --------
              $867        $2,488     $3,989       $7,278

              You would pay the following expenses if you did not redeem your shares:

              1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ------     -------     -------     --------
              $859       $2,478      $3,979       $7,268

              *Actual annual returns and Fund  operating
               expenses may be greater or less than those provided for in the assumptions.

6
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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund.

The Fund seeks long-term growth of capital. The Fund pursues its objective by investing throughout the world in a diversified portfolio consisting primarily of marketable common stocks and securities convertible into common stocks. The Fund generally invests in the common stocks of large, well-known foreign and domestic companies, commonly known as "Blue Chip" companies. While specific investment criteria vary from market to market, Blue Chip companies are generally identified by the Adviser as having substantial capitalization, established financial history, strong industry position and superior management. While these companies may be among the largest in their local markets, they may be small by the standards of U.S. stock market capitalization.

The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is not a fundamental policy and may be changed by the board of trustees without shareholder approval upon 30-day written notice.

INVESTMENT PROCESS

The  Adviser  for  the  Fund  is  U.S.  Global  Investors,   Inc.  In  selecting
investments, the Adviser applies both a "top-down" approach to macroeconomic themes and a "bottom-up" approach to stock selection. In other words, the Adviser seeks out growth stocks that fit within macro-economic themes. The Adviser defines macroeconomic themes that it believes will create opportunities for growth companies. The Adviser then allocates the Fund's assets among various geographic regions of the world. The Adviser focuses on countries with the strongest economies as measured by Gross National Product. Although there is no limitation on the regions of the world in which the Fund may invest, the Adviser currently focuses the Fund's investments in Europe, Asia and the United States. Following geographic allocation, the Adviser allocates the Fund's investments to industry sectors and then identifies individual companies with earnings growth potential within those sectors. The Adviser selects securities when it believes the price of such securities is reasonable in relation to their future growth prospects. The skill of the Adviser will play a significant role in the Fund's ability to achieve its investment objective.

7
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GENERAL PORTFOLIO POLICIES

PRINCIPAL TYPES OF INVESTMENTS AND RELATED RISKS

Under normal market conditions, the Fund will invest at least 80% of its total assets in marketable common stocks and securities convertible into common stocks of Blue Chip foreign and domestic companies. Because the Fund invests substantially all of its assets in common stocks of foreign and domestic companies, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general foreign or domestic market, business and economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, which are discussed below. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's share price and total return.

The Fund may invest, without limit, in foreign securities. The Fund may invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers. Investments in foreign securities involve greater risks than investments in domestic securities. The Fund may invest up to 15% of its assets in emerging markets, but not more than 5% of its assets may be invested in any single emerging market country. Any company with a market capitalization of $500 million or more is excluded from the 15% limitation regardless of whether or not it is incorporated or primarily operates in emerging markets. The risks of investing in foreign securities are generally intensified in emerging markets.
These risks include:

CURRENCY RISK

The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk;

POLITICAL, SOCIAL AND ECONOMIC RISK

Foreign investments may be subject to heightened political, social and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country;

8
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REGULATORY RISK

There may be less government supervision of foreign markets. As a result, foreign companies may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies;

MARKET RISK

Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions; and


TRANSACTION COSTS

Costs of buying,  selling and holding foreign securities,  including  brokerage,
tax  and  custody  costs,   may  be  higher  than  those  involved  in  domestic
transactions.

Foreign Blue Chip companies may be small as compared to large companies in the United States. The stocks of smaller companies often fluctuate in price to a greater degree than stocks of larger companies. Foreign Blue Chip companies may have more limited financial resources, fewer product lines and less liquid trading markets for their stock as compared to domestic Blue Chip companies. However, the Adviser believes that Blue Chip companies generally exhibit less investment risk and less price volatility, on average, than smaller, less seasoned companies. In addition, the large market for publicly held shares of Blue Chip companies and the generally higher trading volume in those shares commonly result in a relatively high degree of liquidity for such investments.

OTHER TYPES OF INVESTMENTS, RELATED RISKS AND CONSIDERATIONS

While not principal strategies, the Fund may invest to a limited extent in preferred stock and convertible securities, may engage in strategic transactions (including futures, options and foreign forward currency transactions), may invest in money market instruments, may lend portfolio securities, may hold temporary investments such as repurchase agreements and may invest in illiquid securities. The risks of these types of instruments and strategies are described in the following paragraphs and in the Statement of Additional Information.

The Adviser may engage in strategic transactions, which include purchasing and selling exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indexes and other financial instruments, financial futures contracts and options thereon, and entering into various currency transactions such as currency forward contracts, currency futures contracts, or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transactions for hedging, risk management or portfolio management purposes and not for speculation. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio.

For example, possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. The Adviser may utilize forward foreign currency transactions in an attempt to hedge the Fund's investments in foreign securities back to the U.S. dollar when, in the Adviser's judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Adviser attempts to minimize currency risk through hedging activities.

The Fund may invest up to 15% of its net assets in illiquid securities. Disposition of illiquid securities often takes more time than more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in liquid, high-grade money market instruments. When the Fund is in a defensive investment position, it may not achieve its investment objective.

The Adviser may sell the Fund's portfolio securities without regard to holding periods if such transactions are in the best interests of the Fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. The Fund's historical portfolio turnover rates are noted under "Financial Highlights."

YEAR 2000 READINESS

Like other organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund or its service providers do not properly process and calculate date- related information beginning January 1, 2000, commonly referred to as the "Year 2000 Problem." The Adviser and the Fund's transfer agent believe that they have taken steps reasonably designed to address any potential Year 2000 Problem for the computer programs used by the Adviser and the transfer agent. In addition, management is in the process of confirming that the third-party service providers used by the Fund, the Adviser and the transfer agent are also taking steps reasonably designed to address the Year 2000 Problem with respect to their computer systems. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. Furthermore, there can be no assurances that the companies in which this Fund invests will not be adversely affected by the Year 2000 Problem.

11
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FUND MANAGEMENT

INVESTMENT ADVISER

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, furnishes investment advice and manages the Fund's business affairs. The Adviser was organized in 1968 and also serves as investment adviser to U.S. Global Investors Funds, a family of mutual funds with approximately $1.3 billion in assets. For the fiscal year ended October 31, 1998, the Adviser was paid a fee of 1.25% of net assets in the Fund.

Before October 1, 1998, the Fund contracted with Global Strategic Management, Inc. to serve as Sub-Adviser for the Fund. Mr. Adrian Day, president of the Sub-Adviser and its controlling shareholder, was the Fund's portfolio manager until October 1, 1998. At that time, the Adviser changed the investment management and methodology of the Fund. The current investment management and methodology are described in this prospectus.

Adviser investment personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

PORTFOLIO MANAGEMENT TEAM

The Adviser uses a team approach to manage the assets of the Fund. Team member Bin Shi, a Chartered Financial Analyst, has served as a portfolio manager of U.S. Global Investors China Region Opportunity Fund since January 1996 and U.S. Global Investors All American Equity Fund since 1995. From 1994 to 1996, he served as a research analyst on the China Region Opportunity Fund. From 1991 to 1994, Mr. Shi earned a Master's Degree in Economics at Tulane University. He is also a graduate of Fudan University in Shanghai, China.

Team member Ralph P. Aldis, a Chartered Financial Analyst, has been a portfolio manager of various funds managed by the Adviser since 1991 and the director of research for the Adviser since April 1989. Mr. Aldis holds a Master's Degree in Energy and Mineral Economics from the University of Texas at Austin.

Team member Rahim Kassim-Lakha has been a research analyst and senior trader with the Adviser since 1996. From 1995 to 1996 he was a research analyst with Fidelity Investments. From 1991 to 1995, Mr. Kassim-Lakha earned a degree in Economics from Brown University.

12
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DISTRIBUTION PLAN

The Fund has adopted a 12b-1 plan that allows the Fund to pay the Adviser and its affiliates for shareholder services and promotional expenses. Because this fee is continually paid out of the Fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 1998, fees paid by the Fund under this plan were 0.25% of Fund net assets.

HOW TO BUY SHARES

MINIMUMS                           INITIAL          SUBSEQUENT
                                   INVESTMENT       INVESTMENT


Regular Account                    $5,000           $50
ABC Investment Plan (R)            $1,000           $100
Custodial Accounts for Minors      $1,000           $50
Retirement Account                   None           None

SEND NEW                           Global Blue Chip Fund
ACCOUNT                            P.O. Box 781234
APPLICATIONS TO                    San Antonio, TX  78278-1234


BY MAIL                            * Read this prospectus.

                                   * Fill out the application if you are opening a new account.

                                   * Make out a check to the Global Blue Chip Fund for the amount you want to invest.

                                   * Send  the  application  and a check  to the
                                   Global   Blue  Chip  Fund  in  the   envelope
                                   provided.

                                   * To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.


BY TELEPHONE                       * If you already have a U.S.  Global Accolade
                                   Funds account, you may purchase additional shares by telephone order.

                                   * You must pay for them within seven business days.

                                   *  Call  1-800-US   FUNDS  for  current  wire
                                   instructions and a confirmation number.

                                   * We automatically grant all shareholders telephone exchange privileges unless they decline them explicitly in writing.

                                   * Telephone purchases are not available for money market funds or U.S. Global retirement accounts.


BY AUTOMATIC INVESTMENT            * To purchase more shares  automatically each
                                   month, fill out the ABC Investment Plan(R) form.

                                   * U.S.  Global  Accolade Funds  automatically
                                   withdraws   monies  from  your  bank  account
                                   monthly.

                                   * See details on the application.

13
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IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

Your check must be made payable to the Global Blue Chip Fund.

You may not purchase shares by credit card or third-party checks.

Telephone   purchase   orders  may  not  exceed  ten  times  the  value  of  all
like-registered accounts on the date the order is placed.

You may not exchange shares purchased by telephone until the Fund has received and accepted payment.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The Fund will cancel unpaid telephone orders, and any decline in price of the shares will be collected from shares of any affiliated funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Fund will charge you $20, and you will be responsible for any loss incurred by the Fund. To recover any such loss or charge, the Fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the Fund for collection procedures will be deducted from the amount invested.

EFFECTIVE TIME FOR PURCHASE OR REDEMPTION ORDERS

An order to establish a new account and purchase shares of the Fund will become effective, if accepted, at the time the Fund next determines its net asset value
(NAV) per share after the Fund's transfer agent or sub-agent has received:

     *  a completed and signed application, and

     *  a check or wire transfer.

If you already have a Global Blue Chip Fund account, your order to purchase shares, if accepted, will become effective at the time the Fund next determines NAV after the transfer agent or sub-agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

BY MAIL * Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

                                   * Each registered shareholder must sign your request, with the signature(s) appearing exactly as it does on your account registration.

                                   * Redemptions of more than $15,000 require a signature guarantee.

                                   * A signature guarantee may be required.  See
                                   "Signature   Guarantee/Other   Documentation"
                                   section.


BY TELEPHONE                       * Call 1-800-US-FUNDS.

                                   * If you have an identically registered account in a U.S. Global Investors treasury money market fund with checkwriting privileges, you may call the Fund and direct an exchange of your Global Blue Chip Fund shares into your existing money market fund account. You may then write a check against your money market fund account.

                                   * For telephone  redemptions,  see "Signature
                                   Guarantee/Other       Documentation"      for
                                   limitations.

                                   * Telephone redemptions are not available for equity funds or shares held in retirement accounts by the Fund.

15
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IMPORTANT NOTES ABOUT REDEEMING YOUR SHARES

Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the Fund.

You may receive payment for redeemed shares via wire. To elect these services, send the Fund a written request giving your bank information with signature guarantee for all registered owners. (See "Signature Guarantee/Other Documentation.")

You will be charged $10 for a wire transfer. International wire charges will be higher.

We will usually send a wire transfer the next business day after receipt of your order.

Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 7 business days from the purchase date.

To protect shareholders from the expense burden of excessive trading, the Fund charges 1.00% of the value of shares redeemed or exchanged when the shares are held less than one month.

Upon closing your account, you will be charged a $10 account closing fee.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

THE FUND RESERVES        * To hold redemption proceeds for up to seven days.
THE FOLLOWING
RIGHTS                   * To waive or change investment minimums.

                         * To refuse any application, investment or exchange.

                         *  To  require   signature   guarantee   or  any  other
                         documentation.

                         * To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners or there is reason to believe a fraudulent transaction may occur.

 EXCHANGING  SHARES      When  exchanging  shares  into other  funds in the U.S.
                         Global Investors family of funds:

                         * Each account must be registered identically; each must have the same signatures and addresses.

                         * You will be charged $5 by the transfer agent for each exchange out of any fund account.

                         * Retirement accounts administered by the Adviser or its agents may exchange up to three times per quarter at no charge. (Short-term trading fees may apply.)

                         * You may exchange by telephone or by mail.

                         * You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

                         * Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

                         * Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

                         * Exchanges out of the Fund of shares held less than one month are subject to the short-term trading fee.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $5,000 for any reason other than share value decline. Active ABC Investment Plan(R) accounts, retirement accounts and custodial accounts for minors are not subject to these involuntary redemption policies. You will receive a 30-day written notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

NET ASSET VALUE (NAV) CALCULATION

The price at which you buy, sell or exchange Fund shares is the NAV. The NAV of the Fund is calculated at the close of regular trading on the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding.

For a purchase, redemption or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the Fund, its agent or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day.

When the Fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, the securities may be valued at fair value. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. Money market instruments maturing within 60 days are valued at
amortized  cost,  which  approximates   market  value.  Assets  and  liabilities
expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the NYSE.

SIGNATURE GUARANTEE/OTHER DOCUMENTATION

The Fund requires signature guarantees to protect you and the Fund from attempted fraudulent requests for redeemed shares. Your redemption request must, therefore, be in writing and accompanied by a signature guarantee if:

    * Your redemption request exceeds $15,000.

    * You request that payment be made to a name other than the one on your account registration.

    * You request that payment be mailed to an address other than the one of record with the Fund.

    * You change or add information relating to your designated bank.

    * You have changed your address of record within the last 30 days.

You  may  obtain  a  signature   guarantee  from  most  banks,   credit  unions,
broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a "Signature Guaranteed" stamp and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments; e.g., legal officers and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions call 1-800-873-8637.

OTHER INFORMATION ABOUT YOUR ACCOUNT

The Fund takes precautions to ensure that telephone transactions are genuine, including recording the transactions, testing shareholder identity and sending written confirmations to shareholders of record. The Fund and its service providers are not liable for acting on instructions that they believe to be genuine if these procedures are followed.

CONFIRMATIONS

After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

PURCHASES THROUGH BROKER/DEALERS

You may buy Fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums that are not applicable if you buy shares directly from the Fund.

DISTRIBUTIONS AND TAXES

TAXES TO YOU

Unless you elect to have your distributions in cash, they will automatically be reinvested in Fund shares. The Fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the Fund.

You will generally owe taxes on amounts distributed to you by the Fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than a year generally are taxable to you at the applicable mid-term or long-term capital gains rate, regardless of how long you have held Fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the Fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem Fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain on exchanges if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS

This table is intended to show you the Fund's financial performance for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

PricewaterhouseCoopers LLP has audited this information. PricewaterhouseCoopers' report and the Fund's financial statements are included in the annual report, which is available by request.

                                                       YEAR ENDED OCTOBER 31,
                                                       ---------------------
                                                        1998         1997*
                                                       ------        ------
Net asset value at beginning of period
Income from investment operations ............          $8.96        $10.00
    Net investment income (loss) .............          (0.48)         0.08
    Net realized and unrealized gains (losses)
       on securities .........................          (2.27)        (1.12)
                                                       ------        ------
    Total from investment operations .........          (2.75)        (1.04)
Less distributions
    From net investment income ...............             --            --
    In excess of net investment income .......          (0.14)           --
    From capital gains .......................             --            --
                                                       ------        ------
    Total distributions ......................          (0.14)           --
                                                       ------        ------
NET ASSET VALUE AT END OF PERIOD .............          $6.07       $  8.96
                                                       ======        ======
Total return (a) .............................         (31.12)%      (10.40)%
Ratios/Supplemental data (b)
    Net assets, end of period (in thousands) .         $1,573        $3,426
    Ratio of expenses to average net assets ..           8.74%         5.63%
    Ratio of expenses after fee reimbursements
      and expense reductions .................           7.45%         2.50%
    Ratio of net income (loss) to average
      net assets .............................          (4.02)%        1.71%
Portfolio turnover rate ......................             158%          13%

*    From February 20, 1997, commencement of operations.

(a)  Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would decrease the net investment income ratio had such reductions not occurred.

More information on this Fund is available at no charge, upon request.

ANNUAL/SEMI-ANNUAL REPORT

This report describes the Fund's performance, lists holdings, and describes recent market conditions, Fund strategies and other factors that had a significant impact on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More information about this Fund, its investment strategies and related risks is provided in the SAI. There can be no guarantee that the Fund will achieve its objective. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

TO REQUEST          BY PHONE          1-800-873-8637
INFORMATION

                    BY MAIL           GLOBAL BLUE CHIP FUND
                                      P.O. BOX 781234
                                      SAN ANTONIO, TX 78278-1234

                    BY INTERNET       http://www.us-global.com

                    The SEC also maintains a website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the Fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-6009.


                             GLOBAL BLUE CHIP FUND
                  SEC Investment Company Act File No. 811-7662

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

[Graphic: Shaded vertical arrow illustrating high reward/risk to low reward/risk continuum]

HIGH REWARD -            China Region Opportunity Fund
HIGH RISK                Regent Eastern European Fund
                         Gold Shares Fund
                         World Gold Fund
                         Global Resources Fund
                         GLOBAL BLUE CHIP FUND
                         Bonnel Growth Fund

MODERATE REWARD -        Real Estate Fund
MODERATE RISK            All American Equity Fund
                         MegaTrends Fund
                         Income Fund
                         Tax Free Fund
                         Near-Term Tax Free Fund

LOW REWARD -             U.S. Government Securities Savings Fund
LOW RISK                 U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call
1-800-US-FUNDS.

OTHER FUND SERVICES

The Fund offers additional services to meet the unique needs of our investors, including:

      *  Payroll deduction plans, including military allotments;

      *  Custodial accounts for minors;

      *  Systematic withdrawal plans;

      * Retirement plans such as IRA, SEP/IRA, Roth IRA, Education IRA, Simple IRA, 403(b)(7), 401(k), and employer- adopted defined contribution plans.

                   This page is not a part of the prospectus.

[Graphic: U.S. Global Investors logo]

================================================================================
                                   PROSPECTUS

                           U.S. GLOBAL ACCOLADE FUNDS

                          REGENT EASTERN EUROPEAN FUND

                                 March 1, 1999

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARY ....................................................   2

PERFORMANCE INFORMATION ................................................   4

FEES AND EXPENSES ......................................................   5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED
RISKS ..................................................................   7

FUND MANAGEMENT ........................................................  19

HOW TO BUY SHARES ......................................................  21

HOW TO SELL (REDEEM) SHARES ............................................  23

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS ..................  25

OTHER INFORMATION ABOUT YOUR ACCOUNT ...................................  28

DISTRIBUTIONS AND TAXES ................................................  29

FINANCIAL HIGHLIGHTS ...................................................  30

FUNDS IN THE U.S. GLOBAL INVESTORS FAMILY OF FUNDS .....................  32

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Regent Eastern European Fund seeks long-term growth of capital.

The Fund's trustees may change the objective without a shareholder vote, and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

The Fund is designed for long-term investors who can accept the special risks of investing in Eastern European countries that are not typically associated with investing in more established economies or securities markets. You should carefully consider your ability to assume these risks before making an investment in the Fund. An investment in shares of the Fund is not a complete investment program. The Fund is speculative and is not appropriate for all investors.

MAIN INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of the common stocks of companies located in the emerging markets of Eastern Europe. In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity or other measures of economic development typical of the developed
European countries. Although the Fund may invest in any Eastern European country, it will focus its investment in companies located in Poland, the Czech Republic and Hungary, and, to a lesser extent, Russia and the Slovak Republic.

While the Fund may invest in companies of any size, it will emphasize companies that are larger capitalized companies relative to the size of their local markets and generally have local brand-name recognition in their industry. These companies may be small as compared to larger companies in the U.S. or Western Europe.

MAIN RISKS

MARKET RISK

The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money by investing in the Fund.

PORTFOLIO MANAGEMENT

The skill of the Sub-Adviser will play a significant role in the Fund's ability to achieve its investment objective.

FOREIGN SECURITIES/EMERGING MARKETS

The Fund's investments in the securities of companies in Eastern European countries may provide the potential for above-average capital appreciation, but are subject to special risks. The Fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which include those countries in which the Fund primarily invests. Political and economic structures in Eastern European countries are in their infancy and developing rapidly, and such countries may lack the political, social and economic stability characteristic of more developed countries. In addition, Eastern European securities markets are substantially smaller, less liquid and significantly more volatile than securities markets in the U.S. or Western Europe. The Fund's share price will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

While the Sub-Adviser's investment focus is on companies in Eastern Europe that are larger capitalized companies in their local markets, these companies may be small by the standards of U.S. or Western European stock market capitalization. The stocks of such companies often fluctuate in price to a greater degree than stocks of larger companies.

GEOGRAPHIC CONCENTRATION - EASTERN EUROPE

The Fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the Fund's portfolio may react similarly to political, social and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent upon related government fiscal policies. As a result, changes in those policies or new and unanticipated legislative changes could affect the value of such companies and, therefore, the Fund's share price. The Fund's returns and share price may be more volatile than those of a less concentrated portfolio.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's performance during the period indicated.

[Bar chart plotted from data in the table below]

               -30% -25% -20% -15% -10% -5%  0    5%    10% 15%  20%
     1998          (25.31%)-------------------

     Best quarter for the period shown above: 15.49% in fourth quarter 1998 Worst quarter for the period shown above: (26.00)% in first quarter 1998

The table below compares the Fund's average annual returns for the last year, as well as for the life of the Fund, to those of unmanaged indexes.

      AVERAGE ANNUAL TOTAL RETURNS                      SINCE
      (FOR THE PERIODS ENDING              PAST         INCEPTION
      DECEMBER 31, 1998)                 1 YEAR         3/31/97
      ----------------------------       -------        ---------
      REGENT EASTERN EUROPEAN FUND       (25.31)%        (9.45)%

      ING BARINGS EMERGING MARKETS
         EASTERN EUROPEAN INDEX*         (48.36)%       (28.39)%

      * The ING Barings Emerging Markets Eastern European Index is comprised of individual companies representative of the Eastern European markets.

Past performance does not guarantee future results.

FEES & EXPENSES

SHAREHOLDER TRANSACTION EXPENSES - DIRECT FEES

These fees are paid directly from your account. There are no sales charges when you buy Fund shares. There may be a small fee when you redeem or exchange shares. If you sell shares and request your money by wire transfer, there is a $10 fee. Your bank may also charge a fee for receiving wires.

          Maximum Sales Charge                        None
          Account Closing Fee                          $10
          Administrative Exchange Fee                   $5
          Trader's Fee                               2.00%*
          -------------------
          * Paid if shares are exchanged or redeemed in less than six months.

ANNUAL FUND OPERATING EXPENSES - INDIRECT FEES

Fund operating expenses are paid out of the Fund's assets and are reflected in the Fund's share price and dividends. These costs are paid indirectly by shareholders. "Other Expenses" include Fund expenses such as custodian, accounting and transfer agent fees.

The figures below show operating expenses as a percentage of the Fund's net assets during the fiscal year ended October 31, 1998.

          Management Fees                            1.25%
          Distribution (12b-1) Fees                  0.25%
          Other Expenses                             3.53%
          Total Annual Fund Operating Expenses       5.03%

          * Actual Fund  operating  expenses were limited
            to 4.55% as a result of fee reimbursements by
            the  Adviser  of  0.39%  and  other   expense
            reductions  of  0.09%.  The  Adviser  is  not
            contractually   obligated   to   limit   Fund
            operating expenses in the future.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This  hypothetical  example,   which  the  Securities  and  Exchange  Commission
requires, is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The example assumes that:

              - You invest $10,000.

              - Your investment has a 5% annual return.*

              - The Fund's operating expenses and returns remain the same.*

              You would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

              1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ------     -------     -------     --------
               $513      $1,518      $2,523       $5,032

              You would pay the following expenses if you did not redeem your shares:

              1 YEAR     3 YEARS     5 YEARS     10 YEARS
              ------     -------     -------     --------
               $503      $1,508      $2,513       $5,022

              *Actual annual returns and Fund  operating
               expenses may be greater or less than those provided for in the assumptions.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section takes a close look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund.

The Fund seeks long-term growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks of companies located in the emerging markets of Eastern Europe. Although the Fund may invest in any Eastern European country, it will focus its investment in companies located in Poland, the Czech Republic and Hungary, and, to a lesser extent, Russia and the Slovak Republic. In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity or other measures of economic development typical of the developed European countries.

Although the Fund may invest in companies of any size, it generally invests in companies which are larger capitalized companies and more established in their local markets. Such companies generally have local brand-name recognition in their industry. However, these Eastern European companies may be small as compared to larger companies in the U.S. or Western Europe.

The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is not a fundamental policy and may be changed by the board of trustees without shareholder approval upon 30-day written notice.

INVESTMENT PROCESS

The Sub-Adviser for the Fund is Regent Fund Management Limited. The Sub-Adviser uses a top-down approach to choose the Fund's investments, selecting the Eastern European countries it believes have the greatest investment potential. Although the Sub-Adviser's decision may be based on various factors, among the most important is the political and economic environment within each of the Eastern European countries.

The Sub-Adviser then selects industry sectors that it believes offer growth-oriented investment opportunities within each of those countries. In doing so, the Sub-Adviser considers such factors as the effect that the transition from a command economy to a market economy is likely to have on those sectors. Finally, the Sub- Adviser selects companies for investment that it believes have the potential for growth and are available at a reasonable price. The skill of the Sub-Adviser will play a significant role in the Fund's ability to achieve its investment objective.

GENERAL PORTFOLIO POLICIES

PRINCIPAL TYPES OF INVESTMENTS AND RELATED RISKS

Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities (including common stock, preferred stock and securities convertible into common or preferred stock) of companies located in Eastern European countries. The Fund may invest without limit in any country in Eastern Europe. Currently, the Sub-Adviser intends to focus the Fund's investments in companies located in Poland, the Czech Republic and Hungary. The Fund will be invested to a lesser extent in Russia and the Slovak Republic. The Fund may invest up to 35% of its assets in securities, including debt securities, of governments and companies located anywhere in the world.

The Fund will consider an issuer of securities to be located in an Eastern European country if:

   * it is organized under the laws of any Eastern European country and has a principal office in an Eastern European country,

   * it derives 50% or more of its total revenues from business in Eastern European countries, or

   * its equity securities are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European country will also be considered to be located in an Eastern European countries, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

Because the Fund may invest substantially all of its assets in common stocks and other equity securities, the mainrisk is thatthe value of the common stocks and other equity securities that it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investment, which are discussed below.

FOREIGN SECURITIES

The Fund may invest substantially all of its assets in the common stocks and other equity securities of foreign issuers. Investments in foreign securities involve greater risks than investments in domestic securities. These risks are generally intensified in emerging markets, which includes those countries in which the Fund primarily invests. These risks include:

CURRENCY RISK

The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk;

POLITICAL, SOCIAL AND ECONOMIC RISK

Foreign investments may be subject to heightened political, social and economic risks, particularly in emerging markets that may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country;

REGULATORY RISK

There may be less government supervision of foreign markets. As a result, foreign companies may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies and there may be less publicly available information about foreign companies;

MARKET RISK

Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions; and

TRANSACTION COSTS

Costs of buying,  selling and holding foreign securities,  including  brokerage,
tax  and  custody  costs,   may  be  higher  than  those  involved  in  domestic
transactions.

Although the Sub-Adviser's investment focus is on companies in Eastern Europe that are larger capitalized companies in their local markets, these companies may be small compared to larger companies in the U.S. or Western Europe. Investment in smaller companies involves greater risk than investment in larger companies. Small companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. Securities issued by small companies may trade less frequently and in smaller volume than more widely held securities issued by large companies. Therefore, the values of securities issued by small companies may fluctuate more sharply than those issued by larger companies, and the Fund may experience some difficulty in establishing or closing out positions in small company securities at prevailing prices.

GEOGRAPHIC CONCENTRATION-EASTERN EUROPE

Political and economic structures in many Eastern European countries are in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of many more developed countries. In addition, unanticipated political or social developments may affect the value of the Fund's investment in Eastern European countries. As a result, the risks normally associated with investing in any foreign country may be heightened in Eastern European countries. For example, the small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries and may make obtaining prices on portfolio securities from independent sources more difficult than in other more developed markets. In addition, Eastern European countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There may also be little financial or accounting information available with respect to companies located in certain Eastern European countries, and it may be difficult, as a result, to assess the value or prospects of an investment in such companies. These factors may make it more difficult for the Fund to calculate an accurate net asset value on a daily basis and to respond to significant shareholder redemptions.

Many of the countries in which the Fund invests experienced extremely high rates of inflation, particularly between 1990 and 1996 when central planning was first being replaced by the capitalist free market system. As a consequence, the exchange rates of such countries experienced very significant depreciation relative to the U.S. dollar. While the inflation experience of such countries has generally improved significantly in recent times, there can be no assurance that such improvement will be sustained. Consequently the possibility of significant loss arising from foreign currency depreciation must be considered as a serious risk.

In addition to the special risks common to most Eastern European countries described above, each individual Eastern European country also necessarily involves special risks that may be unique to that country. Following is a brief description of special risks that may be incurred when the Fund invests in the Czech Republic, Hungary, Poland, Russia and the Slovak Republic.

THE CZECH REPUBLIC

The Czech Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Czech Republic is young and still evolving. These reforms leave many uncertainties regarding market and legal issues.

The Czech Republic has instituted substantial privatization since 1992, when the first wave of privatization began. Information suggests that dominant or majority shareholders now control many of the larger privatized companies and that further restructuring is likely. Members of management and owners of these companies are often less experienced than managers and owners of companies in Western European and U.S. markets. Additionally, securities markets on which the securities of these companies are traded are in their infancy.

The legal system of the Czech Republic is still evolving. Bankruptcy laws have been liberalized, giving creditors more power to force bankruptcies. The number of bankruptcies, while still relatively low, is increasing each year. Laws exist regulating direct and indirect foreign investment, as well as repatriation of profits and income, and are subject to change at any time. Tax laws include provisions for both value-added taxes and income taxes. Courts of law are expected to, but may not, enforce the legal rights of private parties.

The Prague Stock Exchange opened in April 1993 with 12 monetary institutions and five brokerage firms as its founding shareholders. The trading and information systems are based on a central automated trading system. The market price of securities is set in this automated system once a day, although a number of the largest stocks on the market now trade through a continuous system. Direct trades are concluded between members, recorded in the automated trading system and settled through the Exchange Register of Securities. Only members of the Prague Stock Exchange can be participants in automated trades in blocks of securities.

Another method of trading is the over-the-counter market which operates by directly accessing the Securities Centre. The Securities Act allows for off-exchange trading, which primarily benefits the millions of local shareholders who hold shares as a result of the original privatization of Czech industry.

Concluded exchange deals are cleared by Securities Register Ltd., an offshoot of the Prague Stock Exchange. All exchange deals between members are guaranteed clearing; a guarantee fund covers the risks and liabilities inherent in exchange trading.

HUNGARY

Hungary was formerly governed by a communist regime and tried unsuccessfully to implement market-oriented reforms in 1968. Beginning in 1989, Hungary again undertook transformation to a market-oriented economy. These reforms are still relatively recent and leave many uncertainties regarding economic and legal issues.

Privatization in Hungary has been substantial but is not yet complete. It is unclear whether a consolidation of ownership has occurred or will occur as a result of privatization.

Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and U.S. markets. The securities markets on which the securities of these companies are traded are in their infancy.

Laws governing taxation, bankruptcy, restrictions on foreign investments and enforcement of judgments are subject to change.

The Budapest Commodity and Stock Exchange opened in 1864 and became one of the largest markets in Central Europe. After World War II, the exchange was closed down by the Communists and reopened 42 years later in June 1990. The Budapest Stock Exchange is a two-tier market consisting of listed and traded stocks. The over-the-counter market is not regulated and any public company's shares can be traded on it.

POLAND

Poland began market-oriented reforms in 1981. In late 1989, more comprehensive reforms were enacted. Most small enterprise has been privatized. Privatization of larger entities has been a slower process, delayed by disputes regarding the compensation of fund managers and the role of investment funds charged with privatizing industry.

Barriers to trade were significantly reduced in 1990, but many have since been reinstituted. The banking system has been reformed to increase capitalization, but continues to underperform. Bank privatization has occurred at a slower pace than expected.

A 1991 law permitted the formation of mutual funds in Poland. The Warsaw Stock Exchange also opened in 1991 and has grown dramatically, becoming one of the most liquid markets in Eastern Europe. However, it is a young market with a capitalization much lower than the capitalization of markets in Western Europe and the U.S.

Legal reforms have been instituted and laws regarding investments are published regularly. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.

The Warsaw Stock Exchange reopened in 1991. The Act establishing the Warsaw Stock Exchange provided the basic legal framework for securities activities. The Law on Public Trading in Securities and Trust Funds regulates the public offerings of securities, the establishment of open-ended investment funds and the operations of securities brokers. Polish equities are held on a paperless book-entry system, based on a computerized central depository. For listed securities, it is a requirement that trades take place through the market for the change of ownership to take place.

RUSSIA

Russia began reforms under "perestroika" as a member of the Soviet Union in 1985. After the collapse of the Soviet Union, Russia accelerated market-oriented reforms. Privatization began in 1992 and economic conditions were beginning to stabilize. The transition process suffered a major set back in August 1998, when the Russian government defaulted on its rouble-denominated sovereign debt. This action has reached international capital markets unavailable to Russian borrowers and has potentially severely retarded the Russian economy. Privatization of Russian industry through voucher systems has been substantial. The government has also instituted a controversial loan-for-share program to raise much-needed cash. Banks now control many major Russian enterprises as a result of this program. There is also speculation that organized crime exerts significant influence on Russian industry. Concentrated ownership and control of Russian companies limit the ability of outsiders to influence corporate governance. Legal reforms to protect stockholders' rights have been implemented, but stock markets remain underdeveloped and illiquid.

Privatization of agricultural land has been unsuccessful due to disputes between executive and legislative branches regarding property rights. To date, the Russian government has not authorized any form of property restitution.

Russian industry is in need of restructuring to close out-dated facilities and increase investment in technology and management. Financial institutions do not allocate capital in an efficient manner. Bankruptcy laws are restrictive and offer little protection to creditors. Foreign creditors must file insolvency claims through Russian subsidiaries. Bankruptcies remain rare.

The Russian system of taxation deters investment and hinders financial stability by concentrating on the taxation of industry with relatively little emphasis on individual taxation. Additionally, the energy sector bears a relatively small tax burden. Proposals for a new tax system exist, but the impact of a new tax scheme remains uncertain.

Russia does not have a centralized stock exchange, although exchange activity has developed regionally and shares are now traded on exchanges located throughout the country. The majority of stocks in Russia are traded on the over-the-counter market. It is through the over-the-counter market that foreign investors typically participate in the Russian equity market.

The largest problem in the equity market continues to be shareholders' property rights. In Russia, the only proof of ownership of shares is an entry in the shareholders' register. Despite a presidential decree requiring companies with over 1,000 shareholders to have an independent body to act as its registrar, in practice a company's register is still susceptible to manipulation by management. To solve this and related problems, the Federal Securities Commission was created. Also, Russian law requires banks and market professionals to acquire a license before handling securities.

THE SLOVAK REPUBLIC

The Slovak Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Slovak Republic is young and still evolving. These reforms leave many uncertainties regarding economic and legal issues.

The Slovak Republic's path toward privatization differs from the path of the Czech Republic. The Slovak government has issued bonds which can be held until maturity, sold immediately or redeemed for shares of stock in companies being privatized. This method of privatization creates uncertainty about future restructuring, which may occur as bonds are sold and/or converted.

Owners and managers of Slovak enterprises are often less experienced with market economies than owners and managers of companies in Western European and American markets. The securities markets on which the securities of these companies are traded are also in their infancy.

Laws regarding bankruptcy, taxation and foreign ownership of Slovak enterprises are evolving and may be changed dramatically at any time. Import and export regulations are minimal.

The Bratislava Stock Exchange and the RM-system (an over-the-counter exchange) began operations during the first half of 1993. The RM-system trades in all companies distributed under the voucher privatization scheme as well as newly established companies. Foreigners are free to participate in the market for shares; profit repatriation is subject to payment of income taxes on capital gains.

From the beginning, the Slovak Republic's markets were fragmented and have lacked liquidity. Over 80 percent of all trades were executed outside of the Bratislava Stock Exchange and RM-system. With the adoption of the new capital markets legislation, more than 70 percent of all trades have been executed on the Bratislava Stock Exchange or the RM-system. Parliament has adopted amendments to the Securities Law which provide for the establishment of an independent regulatory body to protect investors' rights; it centralizes trading on the official market with the requirement that all trades be registered, published and completed at prices posted on the Bratislava Stock Exchange, thus promoting greater transparency. The revised law also increases the minimum capital requirements for brokers.

OTHER TYPES OF INVESTMENTS, RELATED RISKS AND CONSIDERATIONS

While not principal strategies, the Fund may invest,to a limited extent, in preferred stock and convertible securities, may engage in strategic transactions (including futures, options and foreign forward currency transactions), may invest in money market instruments, may lend portfolio securities, may hold temporary investments such as repurchase agreements, may invest in illiquid securities and the securities of investment companies, and may purchase securities on a when-issued or delayed delivery basis. The risks of these types of instruments and strategies are described in the following paragraphs and in the Statement of Additional Information.

The Sub-Adviser may engage in strategic transactions, which include purchasing and selling exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indexes and other financial instruments, financial futures contracts and options thereon, and entering into various currency transactions such as currency forward contracts, currency futures contracts, or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic

Transactions for hedging, risk management or portfolio management purposes and not for speculation. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio.

For example, possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. The Sub-Adviser may utilize forward foreign currency transactions in an attempt to hedge the Fund's investments in foreign securities back to the U.S. dollar when, in the Sub-Adviser's judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities.

The Fund may invest up to 15% of its net assets in illiquid securities. Disposition of illiquid securities often takes more time than more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in (1) money market instruments, deposits or such other investment-grade, short-term investments in local Eastern European country currencies as are considered appropriate at the time; (2) U.S. Government bills, short-term debt, money market instruments or other investment-grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or (3) repurchase agreements. When the Fund is in a defensive investment position, it may not achieve its investment objective.

The Sub-Adviser may sell the Fund's portfolio securities without regard to holding periods if such transactions are in the best interests of the Fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. The Fund's historical portfolio turnover rates are noted under the "Financial Highlights" section.

YEAR 2000 READINESS

Like other organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund or its service providers do not properly process and calculate date- related information beginning January 1, 2000, commonly referred to as the "Year 2000 Problem." The Adviser, the Sub-Adviser and the Fund's transfer agent believe that they have taken steps reasonably designed to address any potential Year 2000 Problem for the computer programs used by the Adviser, the Sub-Adviser and the transfer agent. In addition, management is in the process of confirming that the third-party service providers used by the Fund, the Adviser, the Sub-Adviser and the transfer agent are also taking steps reasonably designed to address the Year 2000 Problem with respect to their computer systems. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. Furthermore, there can be no assurances that the companies in which this Fund invests will not be adversely affected by the Year 2000 Problem.

FUND MANAGEMENT

SUB-ADVISER

Effective February 28, 1997, the Adviser and the Fund contracted with Regent Fund Management Limited, International Trading Centre, Warrens, St. Michael, Barbados, to serve as Sub-Adviser for the Fund. The Sub-Adviser is wholly owned by Regent Pacific Group Limited, which was established in 1990 and is a holding company of a financial services group with operations in Hong Kong, London, Moscow, Kiev and Warsaw and with associations with financial investment companies in certain other countries. Regent Pacific Group Limited manages and advises assets in excess of $1.7 billion on behalf of clients.

The Sub-Adviser manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy. In consideration for such services, the Adviser shares the management fee with the Sub-Adviser. The Fund is not responsible for paying any portion of the Sub-Adviser's fees.

While the Sub-Adviser does not have previous experience managing a U.S. registered mutual fund portfolio, it has experience with and continues to manage offshore funds, private investment companies and separate accounts for institutions and high-net-worth individuals.

PORTFOLIO MANAGER

The portfolio management team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Dominic Bokor- Ingram is the team leader for the Fund. Mr. Bokor-Ingram started his career in 1989 as a stockbroker at Olliff & Partners where he was involved with investment trust and closed-end fund research and sales. He then joined Buchanan Partners, an investment management company, in 1992 as a founding member of Buchanan Securities where he specialized in closed-end funds and emerging markets securities, again in a fund research and sales capacity. From 1993 to 1995, he was a member of the emerging markets team, where he specialized in the emerging markets of Eastern and Southern Europe. In 1995, he left Buchanan to help establish Regent Kingpin Capital Management where he was responsible for fund management in emerging markets in Europe, Russia and the former Soviet Republics. Since 1997, Regent Kingpin Capital Management is wholly owned by Regent Pacific, and Mr. Bokor-Ingram is now employed by Regent Fund Management (UK) Ltd. He is also a director of the Czech Value Fund. Mr. Bokor- Ingram received his B.A. in Economics and Statistics from Exeter University.

INVESTMENT ADVISER

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, furnishes investment advice and manages the trust's business affairs. The Adviser was organized in 1968 and also serves as investment adviser to U.S. Global Investors Funds, a family of mutual funds with approximately $1.3 billion in assets. For the fiscal year ended October 31, 1998, the Adviser was paid a fee of 1.25% of net assets in the Fund.

Adviser and Sub-Adviser investment personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

DISTRIBUTION PLAN

The Fund has adopted a 12b-1 plan that allows the Fund to pay the Adviser and its affiliates for shareholder services and promotional expenses. Because this fee is continually paid out of the Fund's assets, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges. For the fiscal year ended October 31, 1998, fees paid by the Fund under this plan were 0.25% of Fund net assets.

HOW TO BUY SHARES

MINIMUMS                           INITIAL          SUBSEQUENT
                                   INVESTMENT       INVESTMENT


Regular Account                    $5,000           $50
ABC Investment Plan (R)            $1,000           $100
Custodial Accounts for Minors      $1,000           $50
Retirement Account                   None           None

SEND NEW                           Regent Eastern European Fund
ACCOUNT                            P.O. Box 781234
APPLICATIONS TO                    San Antonio, TX  78278-1234


BY MAIL                            * Read this prospectus.

                                   * Fill out the application if you are opening a new account.

                                   * Make out a check to the Regent Eastern European Fund for the amount you want to invest.

                                   * Send the application and a check to the Regent Eastern European Fund in the envelope provided.

                                   * To add to an existing account, be sure to include your account number on your check and mail it with the investment slip found on your confirmation statement.


BY TELEPHONE                       * If you already have a U.S.  Global Accolade
                                   Funds account, you may purchase additional shares by telephone order.

                                   * You must pay for them within seven business days.

                                   *  Call  1-800-US   FUNDS  for  current  wire
                                   instructions and a confirmation number.

                                   * We automatically grant all shareholders telephone exchange privileges unless they decline them explicitly in writing.

                                   * Telephone purchases are not available for money market funds or U.S. Global retirement accounts.


BY AUTOMATIC INVESTMENT            * To purchase more shares  automatically each
                                   month, fill out the ABC Investment Plan(R) form.

                                   * U.S.  Global  Accolade Funds  automatically
                                   withdraws   monies  from  your  bank  account
                                   monthly.

                                   * See details on the application.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

Your check must be made payable to the Regent Eastern European Fund.

You may not purchase shares by credit card or third-party checks.

Telephone   purchase   orders  may  not  exceed  ten  times  the  value  of  all
like-registered accounts on the date the order is placed.

You may not exchange shares purchased by telephone until the Fund has received and accepted payment.

Checks drawn on foreign banks will not be invested until the collection process is complete.

The Fund will cancel unpaid telephone orders, and any decline in price of the shares will be collected from shares of any affiliated funds you own.

If a check or ACH investment is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Fund will charge you $20, and you will be responsible for any loss incurred by the Fund. To recover any such loss or charge, the Fund reserves the right to redeem shares of any affiliated funds you own, and you could be prohibited from placing further orders unless full payment by wire or cashier's check accompanies the investment request.

Any expenses charged to the Fund for collection procedures will be deducted from the amount invested.

EFFECTIVE TIME FOR PURCHASE OR REDEMPTION ORDERS

An order to establish a new account and purchase shares of the Fund will become effective, if accepted, at the time the Fund next determines its net asset value
(NAV) per share after the Fund's transfer agent or sub-agent has received:

     *  a completed and signed application, and

     *  a check or wire transfer.

If you already have a Regent Eastern European Fund account, your order to purchase shares, if accepted, will become effective at the time the Fund next determines NAV after the transfer agent or sub-agent receives your written request or telephone order.

In all cases, the shares purchased will be priced at the NAV per share next determined after the time of effectiveness.

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted.

HOW TO SELL (REDEEM) SHARES

BY MAIL * Send a written request showing your account number and the dollar amount or number of shares you are redeeming to the address shown under "How to Buy Shares."

                                   * Each registered shareholder must sign your request, with the signature(s) appearing exactly as it does on your account registration.

                                   * Redemptions of more than $15,000 require a signature guarantee.

                                   * A signature guarantee may be required.  See
                                   "Signature   Guarantee/Other   Documentation"
                                   section.


BY TELEPHONE                       * Call 1-800-US-FUNDS.

                                   * If you have an identically registered account in a U.S. Global Investors treasury money market fund with checkwriting privileges, you may call the Fund and direct an exchange of your Regent Eastern European Fund shares into your existing money market fund account. You may then write a check against your money market fund account.

                                   * For telephone  redemptions,  see "Signature
                                   Guarantee/Other       Documentation"      for
                                   limitations.

                                   * Telephone redemptions are not available for equity funds or shares held in retirement accounts by the Fund.

IMPORTANT NOTES ABOUT REDEEMING YOUR SHARES

Generally, we will send payment for your redeemed shares to you within two business days after your redemption request has been received and accepted by the Fund.

You may receive payment for redeemed shares via wire. To elect these services, send the Fund a written request giving your bank information with signature guarantee for all registered owners. (See "Signature Guarantee/Other Documentation.")

You will be charged $10 for a wire transfer. International wire charges will be higher.

We will usually send a wire transfer the next business day after receipt of your order.

Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 7 business days from the purchase date.

To protect shareholders from the expense burden of excessive trading, the Fund charges 1.00% of the value of shares redeemed or exchanged when the shares are held less than one month.

Upon closing your account, you will be charged a $10 account closing fee.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

THE FUND RESERVES        * To hold redemption proceeds for up to seven days.
THE FOLLOWING
RIGHTS                   * To waive or change investment minimums.

                         * To refuse any application, investment or exchange.

                         *  To  require   signature   guarantee   or  any  other
                         documentation.

                         * To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners or there is reason to believe a fraudulent transaction may occur.

 EXCHANGING  SHARES      When  exchanging  shares  into other  funds in the U.S.
                         Global Investors family of funds:

                         * Each account must be registered identically; each must have the same signatures and addresses.

                         * You will be charged $5 by the transfer agent for each exchange out of any fund account.

                         * Retirement accounts administered by the Adviser or its agents may exchange up to three times per quarter at no charge. (Short-term trading fees may apply.)

                         * You may exchange by telephone or by mail.

                         * You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

                         * Exchanges result in the sale of one fund's shares and the purchase of another fund's shares, which is usually a taxable event to you.

                         * Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

                         * Exchanges out of the Fund of shares held less than one month are subject to the short-term trading fee.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $5,000 for any reason other than share value decline. Active ABC Investment Plan(R) accounts, retirement accounts and custodial accounts for minors are not subject to these involuntary redemption policies. You will receive a 30-day written notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

NET ASSET VALUE (NAV) CALCULATION

The price at which you buy, sell or exchange Fund shares is the NAV. The NAV of the Fund is calculated at the close of regular trading on the New York Stock Exchange (NYSE), which is usually 4:00 p.m. Eastern time, each day that the NYSE is open. NAV is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and dividing that value by the total number of fund shares outstanding.

For a purchase, redemption or exchange of fund shares, your price is the NAV next calculated after your request is received in good order and accepted by the Fund, its agent or designee. To receive a specific day's price, your request must be received before the close of the NYSE on that day.

When the Fund calculates NAV, it values the securities it holds at market value. When market quotes are not available or do not fairly represent market value, the securities may be valued at fair value. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. Money market instruments maturing within 60 days are valued at
amortized  cost,  which  approximates   market  value.  Assets  and  liabilities
expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the NYSE.

SIGNATURE GUARANTEE/OTHER DOCUMENTATION

The Fund requires signature guarantees to protect you and the Fund from attempted fraudulent requests for redeemed shares. Your redemption request must, therefore, be in writing and accompanied by a signature guarantee if:

    * Your redemption request exceeds $15,000.

    * You request that payment be made to a name other than the one on your account registration.

    * You request that payment be mailed to an address other than the one of record with the Fund.

    * You change or add information relating to your designated bank.

    * You have changed your address of record within the last 30 days.

You  may  obtain  a  signature   guarantee  from  most  banks,   credit  unions,
broker/dealers, savings and loans, and other eligible institutions. You cannot obtain a signature guarantee from a notary public.

The guarantor must use a "Signature Guaranteed" stamp and the name of the financial institution. An officer of the institution must sign the guarantee. If residing outside the United States, a Consular's seal will be accepted in lieu of a signature guarantee. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments; e.g., legal officers and adjutants.

The signature guarantee must appear together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions call 1-800-873-8637.

OTHER INFORMATION ABOUT YOUR ACCOUNT

The Fund takes precautions to ensure that telephone transactions are genuine, including recording the transactions, testing shareholder identity and sending written confirmations to shareholders of record. The Fund and its service providers are not liable for acting on instructions that they believe to be genuine if these procedures are followed.

CONFIRMATIONS

After any transaction, you will receive written confirmation including the per-share price and the dollar amount and number of shares bought or redeemed.

PURCHASES THROUGH BROKER/DEALERS

You may buy Fund shares through financial intermediaries such as broker/dealers or banks, who may charge you a fee or have different account minimums that are not applicable if you buy shares directly from the Fund.

DISTRIBUTIONS AND TAXES

TAXES TO YOU

Unless you elect to have your distributions in cash, they will automatically be reinvested in Fund shares. The Fund generally pays income dividends and distributes capital gains, if any, annually. You should consult your tax adviser regarding the particular tax consequences of your investment in the Fund.

You will generally owe taxes on amounts distributed to you by the Fund, whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than a year generally are taxable to you at the applicable mid-term or long-term capital gains rate, regardless of how long you have held Fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the Fund will send you a statement that will detail the tax status of distributions made to you for that year.

If you redeem Fund shares that have gone up in value, you will have a taxable gain when you redeem. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain on exchanges if the shares redeemed have gone up in value.

FINANCIAL HIGHLIGHTS

This table is intended to show you the Fund's financial performance for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

PricewaterhouseCoopers LLP has audited this information. PricewaterhouseCoopers' report and the Fund's financial statements are included in the annual report, which is available by request.

                                                          YEAR ENDED OCTOBER 31,
                                                             1998        1997*
                                                            ------      ------
Net asset value at beginning of period ...........         $ 11.19     $ 10.00
Income from investment operations
   Net investment income (loss) ..................           (0.27)      (0.01)
   Net realized and unrealized gains (losses)
     on securities ...............................           (2.84)       1.20
                                                            ------      ------
   Total from investment operations ..............           (3.11)       1.19
Less distributions
   From net investment income
   In excess of net investment income ............           (0.01)         --
   From capital gains ............................              --          --
   In excess of capital gains ..................             (0.05)         --
                                                            ------      ------
   Total distributions ...........................           (0.06)         --
                                                            ------      ------
NET ASSET VALUE AT END OF PERIOD .................          $ 8.02      $11.19
                                                            ======      ======
Total return (a) .................................          (27.96)%     11.90%
Ratios/Supplemental data (b)
   Net assets, end of period (in thousands) ......          $5,676      $8,778
   Ratio of expenses to average net assets .......            5.03%       4.98%
   Ratio of expenses after fee reimbursements
     and expense reductions ......................            4.55%       3.25%
   Ratio of net income (loss) to average net assets         (2.38)%     (0.49)%
   Portfolio turnover rate .......................              97%         11%

*   From March 31, 1997, commencement of operations.

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses. Such amounts would decrease the net investment income ratio had such reductions not occurred.

More information on this Fund is available at no charge, upon request.

ANNUAL/SEMI-ANNUAL REPORT

This report describes the Fund's performance, lists holdings, and describes recent market conditions, Fund strategies and other factors that had a significant impact on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More information about this Fund, its investment strategies and related risks is provided in the SAI. There can be no guarantee that the Fund will achieve its objective. The current SAI is on file with the SEC and is legally considered a part of this prospectus.

TO REQUEST          BY PHONE          1-800-873-8637
INFORMATION

                    BY MAIL           REGENT EASTERN EUROPEAN FUND
                                      P.O. BOX 781234
                                      SAN ANTONIO, TX 78278-1234

                    BY INTERNET       http://www.us-global.com

                    The SEC also maintains a website at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference and other information that the Fund files electronically with the SEC. You may also visit the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-6009.


                          REGENT EASTERN EUROPEAN FUND
                  SEC Investment Company Act File No. 811-7662

Investing involves balancing potential rewards against potential risks. To achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors family of funds. This guide may help you decide if a fund is suitable for your investment goals. This illustration is for comparative purposes and is intended to describe general characteristics. It does not represent past or future performance.

[Graphic: Shaded vertical arrow illustrating high reward/risk to low reward/risk continuum]

HIGH REWARD -            China Region Opportunity Fund
HIGH RISK                REGENT EASTERN EUROPEAN FUND
                         Gold Shares Fund
                         World Gold Fund
                         Global Resources Fund
                         Global Blue Chip Fund
                         Bonnel Growth Fund

MODERATE REWARD -        Real Estate Fund
MODERATE RISK            All American Equity Fund
                         MegaTrends Fund
                         Income Fund
                         Tax Free Fund
                         Near-Term Tax Free Fund

LOW REWARD -             U.S. Government Securities Savings Fund
LOW RISK                 U.S. Treasury Securities Cash Fund

If you have additional questions, one of our professional investor representatives will personally assist you. Call
1-800-US-FUNDS.

OTHER FUND SERVICES

The Fund offers additional services to meet the unique needs of our investors, including:

      *  Payroll deduction plans, including military allotments;

      *  Custodial accounts for minors;

      *  Systematic withdrawal plans;

      * Retirement plans such as IRA, SEP/IRA, Roth IRA, Education IRA, Simple IRA, 403(b)(7), 401(k), and employer- adopted defined contribution plans.

                   This page is not a part of the prospectus.
32

[Graphic: U.S. Global Investors logo]

 ................................................................................
PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
        (ITEMS 10 - 22)
 ................................................................................

                           U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus ("Prospectus") dated March 1, 1999. The financial statements for the Bonnel Growth Fund for the year ended October 31, 1998, and the Report of Independent Auditors thereon, are incorporated by reference from the Fund's Annual Report dated October 31, 1998. Copies of the Prospectus and the Fund's financial statements may be requested from U.S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US- FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is March 1, 1999.


--------------------------------------------------------------------------------

                              TABLE OF CONTENTS



GENERAL INFORMATION............................................................3

FUND POLICIES..................................................................3

INVESTMENT STRATEGIES AND RISKS................................................5

Put And Call Options...........................................................9

PORTFOLIO TURNOVER............................................................10

PORTFOLIO TRANSACTIONS........................................................10

MANAGEMENT OF THE FUND........................................................11

PRINCIPAL HOLDERS OF SECURITIES...............................................13

INVESTMENT ADVISORY SERVICES..................................................13

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES..............................15

DISTRIBUTION PLAN.............................................................16

CERTAIN PURCHASES OF SHARES OF THE FUND.......................................17

ADDITIONAL INFORMATION ON REDEMPTIONS.........................................18

CALCULATION OF PERFORMANCE DATA...............................................18

TAX STATUS....................................................................19

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR..................................20

INDEPENDENT ACCOUNTANTS.......................................................20

FUND COUNSEL..................................................................20

COUNSEL TO INDEPENDENT TRUSTEES...............................................20

FINANCIAL STATEMENTS..........................................................20

                                 GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and a business trust organized April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities. This Statement of Additional Information ("SAI") presents important information concerning the Bonnel Growth Fund ("Fund") and should be read in conjunction with the prospectus. The Fund commenced operations on October 17, 1994.

The assets received by the Trust from the issuance or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the Fund, as are declared by the Board. Upon liquidation of the Trust or the Fund, shareholders of the Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. However, the Trust has a staggered Board with terms such that at least 25% of the Trustees expire every three years. The Trustees serve in that capacity for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                 FUND POLICIES

The following information supplements the discussion of the Fund's policies discussed in the Fund's prospectus.

INVESTMENT RESTRICTIONS. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

--------------------------------------------------------------------------------
                        Statement of Additional Information - Bonnel Growth Fund
                                                                    Page 3 of 21

Neither the investment objective nor the investment policy of the Fund is a fundamental policy, and they may be changed by the Board of Trustees without shareholder approval. The shareholders will be notified in writing at least 30 days prior to any material change to either the Fund's investment objective or its investment policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

  1. Issue senior securities.

  2. Borrow money, except that the Fund may borrow not more than 5% of its total assets from banks as a temporary measure for extraordinary purposes, and may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

  3. Underwrite the securities of other issuers.

  4. Invest in real estate.

  5. Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts and options thereon on equity securities indexes in conformance with rules and regulations issued by the Securities and Exchange Commission.

  6. Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets. (Accounts receivable for shares purchased by telephone will not be deemed loans.)

  7. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

  8. Make short sales.

  9. Invest more than 15% of its total net assets in illiquid securities, including securities that are subject to legal or contractual restrictions on resale.

 10. Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as complied by Standard & Poor's Compustat Services, Inc. as in effect from time to time.

 11. With respect to 75% of its total assets the Fund will not: (a) invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation will not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

 12. Invest more than 10% of its total net assets in open-end investment companies. To the extent that the Fund will invest in open-end investment companies, the Fund's advisor and sub-advisor will waive a proportional amount of their management fees.


--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 4 of 21

                        INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the Fund's investment strategies and risks in the Fund's prospectus.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the Adviser's control. Therefore, the return and net asset value of the Fund will fluctuate.

REAL ESTATE INVESTMENT TRUSTS (REIT). The Fund may invest in real estate investment trusts ("REIT"), which may subject the Fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, change in property taxes and property operating expenses, casualty losses, and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of a portfolio's investment in that REIT.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS. American Depository Receipts (ADRs) represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the Fund's investment policies, the Fund's investment in ADRs will be deemed to be investments in the underlying securities.

EMERGING MARKETS. The Fund may invest up to 5% of its total assets in countries considered by the Sub-Adviser to represent emerging markets. The Sub-Adviser decides by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Currently, the Sub-Adviser considers the following countries to be among the emerging markets: Malaysia, Mexico, Hong Kong, Greece, Portugal, Turkey, Argentina, Brazil, Indonesia, Philippines, Singapore, Thailand, and China.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the below listed risks before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss.

--------------------------------------------------------------------------------
                        Statement of Additional Information - Bonnel Growth Fund
                                                                    Page 5 of 21

Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)    higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)    greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

(12) the fact that statistical information regarding the economy of many emerging market countries may be inaccurate or not comparable to statistical information regarding the United States or other economies;

(13)   less extensive regulation of the securities markets;

(14)   certain  considerations  regarding  the  maintenance  of  Fund  portfolio
       securities   and  cash  with  foreign   sub-custodians   and   securities
       depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income or withholding taxes imposed by emerging market counties or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the Fund in the markets in which the Fund will principally invest;

--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 6 of 21

(18) enterprises in which the Fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over-regulation may, therefore, be a form of indirect nationalization;

(19) businesses in emerging markets only have a very recent history of operating within a market-oriented economy. Overall, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Sub-Adviser. As a result, the return and net asset value of the Fund will fluctuate;

(21) the Sub-Adviser may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

LOANS OF PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. It is the Fund's policy, which may not be changed without the affirmative vote of a majority of its outstanding shares, that such loans will not be made if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets.

BORROWING. The Fund may have to deal with unpredictable cashflows as shareholders purchase and redeem shares. Under adverse conditions, the Fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease Fund performance by increasing transaction expenses.

The Fund may deal with unpredictable cashflows by borrowing money. Through such borrowings the Fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the Fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the Fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the Fund borrows money prior to selling securities, the Fund would be leveraged such that the Fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of the Fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value

--------------------------------------------------------------------------------
                        Statement of Additional Information - Bonnel Growth Fund
                                                                    Page 7 of 21
and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns which the Fund earns on portfolio securities. Under adverse conditions, the Fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

The Fund will not purchase any security while borrowings represent more than 5% of total assets.

TEMPORARY DEFENSIVE INVESTMENT. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the Fund with adverse changes in the economic, political or securities markets, the Fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the Fund is in a defensive investment position, it may not achieve its investment objective.

REPURCHASE AGREEMENTS. The Fund may invest part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liqui-dation of securities serving as collateral could cause the Fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

The Fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.


--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 8 of 21

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its total net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors which, in the Sub-Adviser's opinion, raise questions concerning the Fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

PUT AND CALL OPTIONS.

SELLING (OR WRITING) COVERED CALL OPTIONS. The Fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, called the strike price. If the price of the hedged security falls or remains below the strike price, the Fund will not be asked to deliver the security; and the Fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the Fund for writing the option. If the security owned by the Fund appreciates above the options strike price, the Fund will generally be called upon to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS. The Fund may establish an anticipatory hedge by purchasing call options on securities that the Fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. When establishing an anticipatory hedge, the Fund will deposit cash or cash equivalents into a segregated account equal to the call option's exercise price. The Fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A fund will realize a loss equal to all or a part of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

PUT OPTIONS. The Fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. The Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount greater than the premium paid. The Fund will realize a loss equal to all or a part of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS. The Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will terminate the rights of the option

--------------------------------------------------------------------------------
                        Statement of Additional Information - Bonnel Growth Fund
                                                                    Page 9 of 21
holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. The Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX OPTIONS. The Fund may purchase and sell call options and purchase put options on stock indices to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

LIMITATIONS. The Fund will purchase and sell only options listed on a securities exchange. The Fund will not purchase any option if, immediately afterwards, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. The Fund will not write any call options if, immediately afterwards, the aggregate value of the Fund's securities subject to outstanding call options would exceed 25% of the value of the Fund's total assets.


                                 PORTFOLIO TURNOVER

The Fund's management buys and sell securities for the Fund to accomplish the Fund's investment objective. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See Tax Status.


PORTFOLIO TURNOVER


For the fiscal periods shown below, the Fund's portfolio turnover rate was:

               Fiscal Period                               Portfolio Turnover
               -------------                               ------------------

Year ended October 31, 1998                                        190%
Period from October 1 through October 31, 1997                      52%
Year ended September 30, 1997                                      239%
Year Ended September 30, 1996                                      212%


                              PORTFOLIO TRANSACTIONS

For the fiscal periods shown below, the Fund paid brokerage fees as follows:


                                                                 Brokerage
              Fiscal Period                                         Fees
              -------------                                         ----

November 1, 1997 to October 31, 1998                              $651,369
October 1 through October 31, 1997                                $169,743
Year ended September 30, 1997                                     $778,403
Year ended September 30, 1996                                     $613,522
October 17, 1994 (initial public offering)
     through September 30, 1995                                    $99,587


--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 10 of 21

In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Adviser and Sub-Adviser are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser and Sub-Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such cases, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods are reasonable in relation to the benefits obtained. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the Fund places portfolio transactions, the Adviser or Sub-Adviser may be relieved of expenses which they might otherwise bear.

The Fund executes most of its transactions through a small group of broker-dealers selected for their ability to provide brokerage and research services. The Fund may occasionally purchase securities that are not listed on a national securities exchange or quoted on Nasdaq-AMEX, but are instead traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Fund will usually deal through its selected broker-dealers and pay a commission on such transactions. The Fund believes that the execution and brokerage services it receives justify use of broker-dealers in these over-the-counter transactions.


                              MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.



                             Trust
    Name and Address         Position       Age   Principal Occupation
--------------------------------------------------------------------------------

J. Michael Belz 1            Trustee       45     President and Chief Executive Officer of Catholic Life Insurance 1984
1635 NE Loop 410                                  to present.
San Antonio, TX
78209

Richard E. Hughs             Trustee       62     Professor at the School of Business of the State University of New
11 Dennin Drive                                   York at Albany from 1990 to present; Dean, School of Business 1990-
Menands, NY 12204                                 1994; Director of the Institute for the Advancement of Health Care
                                                  Management, 1994 - present. Corporate Vice President, Sierra Pacific
                                                  Resources, Reno, NV, 1985-1990. Dean and Professor, College of
                                                  Business Administration, University of Nevada, Reno, 1977-1985.
                                                  Associate Dean, Stern School of Business, New York University, New
                                                  York City, 1970-1977.


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                        Statement of Additional Information - Bonnel Growth Fund
                                                                   Page 11 of 21


                             Trust
    Name and Address         Position       Age   Principal Occupation
--------------------------------------------------------------------------------

Clark R. Mandigo             Trustee       55     Business consultant since 1991. From 1985 to 1991, President, Chief
1250 N.E. Loop 410                                Executive Officer, and Director of Intelogic Trace, Inc., a nationwide
Suite 900                                         company which sells, leases and maintains computers and telecommu
San Antonio, TX                                   nications systems and equipment. Prior to 1985, President of BHP
78209                                             Petroleum (Americas), Ltd., an oil and gas exploration and develop ment company. Director of Palmer Wireless, Inc., Lone Star Steak house & Saloon, Inc. and Physician Corporation of America. Formerly
                                                  a Director of Datapoint Corporation. Trustee for Pauze/Swanson
                                                  United Services Funds from November 1993 to February 1996.

Frank E. Holmes 2            Trustee,      43     Chairman of the Board of Directors and Chief Executive Officer of the
                             President,           Adviser. Since October 1989 Mr. Holmes has served and continues to
                             Chief                serve in various positions with the Adviser, its subsidiaries and the
                             Executive            investment companies it sponsors. Director of Franc-Or Resource
                             Officer              Corp. from November 1994 to November 1996.  Director of Adven ture Capital Limited from January 1996 to July 1997 and  Director of
                                                  Vedron Gold, Inc. from August 1996 to March 1997. Director of
                                                  71316 Ontario, Inc. since April 1987 and of F. E. Holmes Organiza tion, Inc. since July 1978. Director of Marleau, Lemire Inc. from
                                                  January 1995 to January 1996.  Director of United Services Canada,
                                                  Inc.  since February 1995 and Chief Executive Officer from February to August 1995.

Susan B. McGee               Executive     39     Executive Vice President, Corporate Secretary and General Counsel
                             Vice                 of the Adviser. Since September 1992 Ms. McGee has served and
                             President,           continues to serve in various positions with the Adviser, its subsidiar
                             Secretary,           ies, and the investment companies it sponsors.
                             General
                             Counsel

Heather G. Mascorro          Vice          34     Vice President and Chief Operations Officer of United Shareholders
                             President            Services, Inc. ("USSI")  Since July 1984 Ms. Mascarro served and continues to serve in various positions with the Adviser and USSI.

Elias Suarez                 Vice          37     Vice President of the Adviser.  Since March of 1992 Mr. Suarez
                             President            served and continues to serve in various positions with the Adviser and United Shareholder Services, Inc.
------------------------------------

1 This Trustee commenced service on November 1, 1998.
2 This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 12 of 21

COMPENSATION TABLE

                           Total Compensation From U.S. Global         Total Compensation From U.S. Global
          Name               Accolade Funds1  to Board Members            Fund Complex2 to Board Members

    J. Michael Belz                         None3                                            --
    Richard Hughs                         $18,000                                       $18,000
    Clark R. Mandigo                      $18,000                                       $28,000
    ---------------------------

    1  Includes compensation related to four fund portfolios.
    2  Total compensation paid by the U.S. Global Fund complex for the period ended October 31, 1998. As of this date, there were fifteen fund portfolios in the complex. Mr. Mandigo serves on all fifteen funds; Mr. Belz and
       Dr. Hughs serve on four fund portfolios.
    3  Mr. Belz commenced service as Trustee on November 1, 1998.

                      PRINCIPAL HOLDERS OF SECURITIES

As of February 19, 1999, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund. The Fund is aware of the following person(s) owning of record, or beneficially, more than 5% of the outstanding shares of the Fund as of February 19, 1999.


Name & Address of Owner                  % Owned          Type of Ownership
-----------------------                  -------          -----------------

Charles Schwab & Co., Inc.                  9%                Record(1)

(1) Charles Schwab, broker-dealer, has advised that no individual client owns more than 5% of the Fund.

                          INVESTMENT ADVISORY SERVICES

The investment adviser to U.S. Global Accolade Funds is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, and Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.


MANAGEMENT FEES

For the fiscal periods shown below, the Fund paid the Adviser the following advisory fees:

                 Fiscal Period                           Management Fee
                 -------------                           --------------

Year ended October 31, 1998                                     $1,017,148
Period from October 1 through October 31, 1997                     $95,210
Year ended September 30, 1997                                     $972,364
Year Ended September 30, 1996                                     $563,478

--------------------------------------------------------------------------------
                        Statement of Additional Information - Bonnel Growth Fund
                                                                   Page 13 of 21

The Trust pays all other expenses for its operations and activities. The Fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with Bonnel, Inc. ("Sub-Adviser"). In connection with such services, the Adviser pays the Sub-Adviser a minimum sub-advisory fee of $150,000 per year. When the Fund's assets exceed $30 million, the Adviser and the Sub-Adviser will share the management fee equally; except that the Sub-Adviser's fee will be subject to downward adjustments for: 1) the Adviser's incurred costs and expenses of marketing the Fund that exceed the 0.25% 12b-1 fee charged to the Fund for such marketing purposes; 2) for any monies previously received as a result of the minimum sub-advisory fee set forth above and paid by the Adviser or the Trust before the Securities and Exchange Commission ("SEC") declared the Fund's registration statement effective; 3) the unrecovered costs of organizing the Fund up to $40,000 (the Adviser will be responsible for bearing costs of organization of the Fund greater than $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the Fund exceed the cap, and the Adviser is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Adviser through such downward adjustments. The Fund is not responsible for the Sub-Adviser's fee. The management fee paid to the Sub-Adviser is paid by the Adviser out of its management fee and does not increase the expenses of the Fund.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was submitted for approval by shareholders of the Fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the Fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 ["Act"]) or by the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

The Adviser provides investment advice to a variety of clients, including other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a way that in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on

--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 14 of 21
other clients. The Adviser employs professional staffs of portfolio managers who draw upon a variety of resources, for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.


                  DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser ("U.S. Global Brokerage"),is the principal underwriter and agent for distribution of the Fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the Fund's shares,which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the Fund and distributing the Fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (the "Distribution Agreement"). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners and other financial representatives for the sale of the Fund's shares. Following such sales, the Fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or SAI of the Fund with respect to the Fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the Fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the Fund's shares; (ii) in connection with the registration and qualification of the Fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the Fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the Fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan") and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the Fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the Fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the Fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities

--------------------------------------------------------------------------------
                        Statement of Additional Information - Bonnel Growth Fund
                                                                   Page 15 of 21
of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the Fund to pay United Shareholder Services, Inc. ("USSI") an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the Fund shall pay to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the Fund held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other Transfer Agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. For the fiscal year ended October 31, 1998 the Fund paid USSI a total of $222,546 for transfer agency, lockbox, and printing fees. For the year ended September 30, 1997, and the period from October 1 through October 31, 1997, the Fund paid USSI a total of $222,592 and $20,624, respectively, for transfer agency, lockbox, and printing fees.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility.


FUND ACCOUNTING EXPENSES

For the fiscal periods shown below, the Fund paid the following amounts for portfolio accounting services:

                 Fiscal Period                                   Fees to USSI          Fees to Outside Provider
                 -------------                                   ------------          ------------------------

Year ended October 31, 1998                                          $0                        $61,827
Period from October 1 through October 31, 1997                      $6,011                        $0
Year ended September 30, 1997                                      $59,632                        $0
Year Ended September 30, 1996                                      $24,271                        $0

A&B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A&B Mailers, Inc. Each service is priced separately. For the fiscal year ended October 31, 1998, the Fund paid A&B Mailers, Inc. $8,842 for mail handling services.


                                   DISTRIBUTION PLAN

In September 1994, the Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets annually. For the fiscal year ended October 31, 1998, the Fund paid a total of $254,288 in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.

--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 16 of 21

   Advertising          Prospectus       Distribution          Compensation to               Travel & Promotion        Postage &
   & Literature          Printing            Fees              Broker/Dealers                      Expenses             Mailing
   ------------          --------            ----              --------------                      --------             -------


     $40,773             $16,161            $2,660                $69,025                           $12,472             $24,132


The amount of any unreimbursed expenses incurred under the Plan during the fiscal year ended October 31, 1998 which will be carried over to future years is $114,622 or 0.13% of net assets. The Fund is not oblibated to pay any unreimbursed expenses if the Distribution Plan is terminated or not renewed.


U.S. Global Brokerage, Inc., the principal underwriter for distribution of the Fund's shares, and its affiliated persons, including Frank Holmes, David J. Clark, and Elias Suarez have a direct or indirect financial interest in the operation of the Fund's distribution Plan and related Distribution Agreement.

Expenses that the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated anytime by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the Fund.


                    CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy Fund shares as discussed in the Fund's prospectus.

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

  1. the securities offered by the investor in exchange for shares of the Fund must not be restricted in any way as to resale or be otherwise illiquid;

  2. securities of the same issuer must already exist in the Fund's portfolio;

  3. the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

  4. any securities so acquired by the Fund will not comprise more than 5% of the Fund's net assets at the time of such exchange;

  5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

  6. the securities are acquired for investment and not for resale.

--------------------------------------------------------------------------------
                        Statement of Additional Information - Bonnel Growth Fund
                                                                   Page 17 of 21

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled Net Asset Value the prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                        ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem Fund shares as discussed in the Fund's prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

                          CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN: The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

         Where:      P       =      a hypothetical initial payment of $1,000
                     T       =      average annual total return
                     n       =      number of years
                     ERV            = ending  redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (c) all recurring fees charged to all shareholder accounts are included.


--------------------------------------------------------------------------------
Statement of Additional Information - Bonnel Growth Fund
Page 18 of 21

The annual total return for the Fund follows:

CALCULATION OF PERFORMANCE DATA

The average annual total return for the Fund for the periods ended October 31, 1998, are as follows:

1 Year                                                               0.80%
Since Inception (October 17, 1994)                                  20.17%

NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Total Return except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT. From October 17, 1994 (initial public offering), through September 30, 1995, the Fund's expense ratio was 2.48%. If the Adviser had not subsidized the Fund's expenses, the expense ratio subject to the most restrictive state limitation would have been 2.50%. Because its expenses were subsidized, the Fund's investment performance, including annual compound rate of return, was improved. The Adviser is not obligated to continue subsidizing the Fund's expenses in the future.

                                TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if the Fund pays the dividends during the following January.


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                        Statement of Additional Information - Bonnel Growth Fund
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Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just before a distribution. The price of shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the Fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.


                  CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the Funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November 1997, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.


                            INDEPENDENT ACCOUNTANTS

Ernst & Young LLP, 100 West Houston Street, San Antonio, Texas 78205. The accountants audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust.

PricewaterhouseCoopers LLP., 160 Federal St., Boston MA, 02110-9862 served as independent accountants for the Trust for the fiscal year end October 31, 1998.


                                 FUND COUNSEL

General Counsel to the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the Fund reimbursed the Adviser $24,935 during the fiscal year ended October 31, 1998.


                        COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust. The Accountants audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.


                               FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1998 are hereby incorporated by reference from the U.S. Global Accolade Funds 1998 Annual Report to Shareholders of that date that accompanies this Statement of

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Statement of Additional Information - Bonnel Growth Fund
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Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467,
San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.

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                        Statement of Additional Information - Bonnel Growth Fund
                                                                   Page 21 of 21

================================================================================

                     U.S. GLOBAL ACCOLADE FUNDS

                           MEGATRENDS FUND

                 STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus ("Prospectus") dated March 1, 1999. The financial statements for the MegaTrends Fund for the year ended October 31, 1998, and the Report of Independent Auditors thereon, are incorporated by reference from the Fund's Annual Report dated October 31, 1998. Copies of the Prospectus and the Fund's financial statements may be requested from U.S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is March 1, 1999.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS



GENERAL INFORMATION............................................................3

FUND POLICIES..................................................................3

INVESTMENT STRATEGIES AND RISKS................................................5

PORTFOLIO TURNOVER............................................................10

PORTFOLIO TRANSACTIONS........................................................11

MANAGEMENT OF THE FUND........................................................12

PRINCIPAL HOLDERS OF SECURITIES...............................................14

INVESTMENT ADVISORY SERVICES..................................................14

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES..............................17

DISTRIBUTION PLAN.............................................................18

CERTAIN PURCHASES OF SHARES OF THE FUND.......................................19

ADDITIONAL INFORMATION ON REDEMPTIONS.........................................19

CALCULATION OF PERFORMANCE DATA...............................................20

TAX STATUS....................................................................20

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR..................................21

INDEPENDENT ACCOUNTANTS.......................................................22

FUND COUNSEL..................................................................22

COUNSEL TO INDEPENDENT TRUSTEES...............................................22

FINANCIAL STATEMENTS..........................................................22

                           GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and a business trust organized April 16, 1993, under the laws of the Commonwealth of Massachusetts. The MegaTrends Fund ("Fund") is a series of the Trust and represents a separate, diversified portfolio of securities. The Fund commenced operations on October 21, 1991, and became a series of the Trust on November 16, 1996, pursuant to a plan of reorganization.

The assets received by the Trust from the issuance or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the Fund, as are declared by the Board. Upon liquidation of the Trust or the Fund, shareholders of the Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940. The Trustees serve for six-year terms.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series but which requires a separate vote of another series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                 FUND POLICIES

The following information supplements the discussion of the Fund's policies discussed in the Fund's prospectus.

INVESTMENT RESTRICTIONS

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the following restrictions.



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                           Statement of Additional Information - MegaTrends Fund
                                                                    Page 3 of 23

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund may not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund which, as used here, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Invest in securities of any one issuer if immediately after and as a result of such investment more than 5% of the total assets of the Fund, at market value, would be invested in the securities of such issuer. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

2. Purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

3. Invest more than 25% of its total assets in the securities of issuers in any particular industry. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

5. Purchase or sell commodities or real estate. However, the Fund may invest in publicly traded securities secured by real estate or issued by companies which invest in real estate or real estate interests.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This restriction on short sales does not apply to short sales "against the box" (i.e., when the Fund owns or is long on the securities sold short).

7. Lend money, except by engaging in repurchase agreements or by purchasing publicly distributed or privately placed debt obligations in which the Fund may invest consistent with its investment objectives and policies. The Fund may make loans of its portfolio securities in an aggregate amount not exceeding 25% of its total assets, provided that such loans are collateralized by cash or cash equivalents or U.S. Government obligations in an amount equal to the market value of the securities loaned, marked to market on a daily basis.

8. Borrow money, except for (i) temporary bank borrowings not in excess of 5% of the value of the Fund's total assets for emergency or extraordinary purposes, or (ii) short-term credits not in excess of 5% of the value of the Fund's total assets as may be necessary for the clearance of securities transactions.

9. Issue senior securities as defined in the Investment Company Act of 1940, as amended, or mortgage, pledge, hypothecate or in any way transfer as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings described in (8) above, and then not exceeding 10% of the Fund's total assets, taken at the lesser of cost or market value.

10. Underwrite securities of other issuers except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

11. Invest more than 10% of its total net assets in securities which are illiquid.

12.  Invest in oil, gas or other mineral leases.


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



13. Invest more than 5% of its net assets in warrants and will not invest more than 2% of its net assets in warrants which are not listed on the New York, Nasdaq, or American Stock Exchange. This restriction does not apply to investment in warrants acquired in units or attached to securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The Fund may not:

1.   Pledge, mortgage or hypothecate the assets of the Fund.

2. Engage in short sales of securities except for "against the box" as described in investment limitation 6.

3.   Loan its portfolio securities.


                      INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the Fund's investment strategies and risks in the Fund's prospectus.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the Adviser's or Sub-Adviser's control. Therefore, the return and net asset value of the Fund will fluctuate.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts ("REIT"), which may subject the Fund to many of the same risks related to the direct ownership of real estate. These risks may include declines in the value of real estate, risks related to economic factors, changes in demand for real estate, change in property taxes and property operating expenses, casualty losses, and changes to zoning laws. REITs are also dependent to some degree on the capabilities of the REIT manager. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of a portfolio's investment in that REIT.

FOREIGN  INVESTMENTS.  Subject to the Fund's  investment  policies  and  quality standards, the Fund may invest in securities of foreign issuers. Investing in securities issued companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic  issuers.  Investments in foreign  securities  also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or the assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS. American Depository Receipts (ADRs) represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated

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                           Statement of Additional Information - MegaTrends Fund
                                                                    Page 5 of 23
in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the Fund's investment policies, the Fund's investment in ADRs will be deemed to be investments in the underlying securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may realize a loss equal to all or a portion of the price paid for the warrants or rights if the price of the underlying security decreases or does not increase by more than the amount paid for the warrants or rights. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange("NYSE") or the Nasdaq-American Stock Exchange ("Nasdaq-AMEX").

GOVERNMENT AND CORPORATE DEBT. U.S. Government obligations include securities which are issued or guaranteed by the United States Treasury,by various agencies of the United States Government,and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

QUALITY RATINGS OF CORPORATE BONDS. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Fund may invest are as follows:

         MOODY'S INVESTORS SERVICE, INC. Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what is generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be

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Statement of Additional Information - MegaTrends Fund
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



         of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         STANDARD & POOR'S RATINGS GROUP. AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RISK FACTORS OF LOWER-RATED SECURITIES. Lower-rated debt securities (commonly called "junk bonds") may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

Also, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default.


--------------------------------------------------------------------------------
                           Statement of Additional Information - MegaTrends Fund
                                                                    Page 7 of 23

The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the Fund have speculative characteristics which are apt to increase in number and significance with each lower rating category.

When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for lower-rated bonds may affect the Fund's ability to dispose of portfolio securities at a desirable price.

In addition, if the Fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its lower- rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Also, prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the Fund's investments in lower-rated bonds.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser or Adviser, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

The Fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The Fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

REPURCHASE AGREEMENTS. The Fund may invest part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institu-tions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values

--------------------------------------------------------------------------------
Statement of Additional Information - MegaTrends Fund
Page 8 of 23
of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy. Temporary Defensive Investment. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the Fund with adverse changes in the economic, political or securities markets, the Fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the Fund is in a defensive investment position, it may not achieve its investment objectives.

WHEN-ISSUED SECURITIES. The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities. In addition, the Fund may purchase securities on a when-issued basis only if delivery and payment for the securities take place within 120 days after the date of the transaction. In connection with these investments, the Fund will direct the custodian to place cash, U.S. Government obligations or high-grade debt instruments in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way; i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for the Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although the Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable by the Adviser or Sub-Adviser as a matter of investment strategy.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its total net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors which, in the Sub-Adviser's opinion, raise questions concerning the Fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities that pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, consisting of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

--------------------------------------------------------------------------------
                           Statement of Additional Information - MegaTrends Fund
                                                                    Page 9 of 23

LOANS OF PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. It is the Fund's policy, which may not be changed without the affirmative vote of a majority of its outstanding shares, that such loans will not be made if as a result the aggregate of all outstanding loans exceeds 25% of the value of the Fund's total assets.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Fund or an affiliated person of the Adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING. The Fund may have to deal with unpredictable cashflows as shareholders purchase and redeem shares. Under adverse conditions, the Fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease Fund performance by increasing transaction expenses.

The Fund may deal with unpredictable cashflows by borrowing money. Through such borrowings the Fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the Fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the Fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the Fund borrows money prior to selling securities, the Fund would be leveraged such that the Fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of the Fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns which the Fund earns on portfolio securities. Under adverse conditions, the Fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

The Fund will not purchase any security while borrowings represent more than 5% of total assets.


                              PORTFOLIO TURNOVER

The Fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the Fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Adviser. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it will likely be between 75% and 150%, but may be either higher or lower. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund would not qualify as a regulated investment company under Subchapter M of

--------------------------------------------------------------------------------
Statement of Additional Information - MegaTrends Fund
Page 10 of 23
the Internal Revenue Code. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income and excise taxes (see "Taxes") .

PORTFOLIO TURNOVER

For the fiscal periods shown below, the Fund's portfolio turnover rate was:

              Fiscal Period                                   Portfolio Turnover
              -------------                                   ------------------

Year ended October 31, 1998                                             51%
Period from July 1 through October 31, 1997                             13%
Year ended June 30, 1997                                                62%
Year Ended June 30, 1996                                               115%



                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates, where applicable, are made by Money Growth Institute, Inc. ("Sub-Adviser") and are subject to review by the Fund's Adviser and Board of Trustees of the Fund. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

For the fiscal periods shown below, the Fund paid brokerage fees as follows:


           Fiscal Period                Brokerage Fees
           -------------                --------------

Year ended October 31, 1998                $31,943
July 1 through October 31, 1997            $18,872
Year ended June 30, 1997                   $97,945
Year ended June 30, 1996                  $120,408
Year ended June 30, 1995                   $94,361

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. Affiliates of the Fund or of the Sub-Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Sub-Adviser owns a limited partnership interest in Brimberg & Co., L.P. ("Brimberg"), a registered broker-dealer.

During the fiscal periods shown below, the Fund paid Brimberg Brokerage commissions as follows:


           Fiscal Period                Brokerage Fees       Percentage
           -------------                --------------       ----------

Year ended October 31, 1998                 $4,910              15%
July 1 through October 31, 1997            $16,152               86%
Year ended June 30, 1997                   $97,945              100%
Year ended June 30, 1996                  $120,408              100%
Year ended June 30, 1995                   $94,361              100%

Because commissions received from the Fund are excluded when calculating the Sub-Adviser's profits as a Brimberg limited partner, the Sub-Adviser does not receive material benefits from Brimberg's brokerage services to the Fund.

--------------------------------------------------------------------------------
                           Statement of Additional Information - MegaTrends Fund
                                                                   Page 11 of 23

The Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. In order for an affiliated broker to effect such transactions for the Fund, the commissions, fees, or other remuneration received by such affiliated broker must be reasonable and fair, compared with the commissions, fees, or other remuneration paid to other brokers in comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period. This standard would allow the affiliated broker to receive no more than the remuneration that an unaffiliated broker would receive in a commensurate arm's-length transaction. Furthermore, the Board of Trustees, including a majority of the Trustees who are not "interested" Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees, or other remuneration paid to an affiliated broker are consistent with this standard.

Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

The Adviser and Sub-Adviser are specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser or Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser or Sub- Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's or Sub-Adviser's overall responsibilities with respect to the Fund and to accounts over which they exercise investment discretion.

Research services include securities and economic analysis, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser or Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser or Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser or Sub-Adviser in connection with the Fund.


                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.




                             Trust
    Name and Address         Position       Age   Principal Occupation
--------------------------------------------------------------------------------

J. Michael Belz 1            Trustee       45     President and Chief Executive Officer of Catholic Life Insurance 1984
1635 NE Loop 410                                  to present.
San Antonio, TX
78209

Richard E. Hughs             Trustee       62     Professor at the School of Business of the State University of New
11 Dennin Drive                                   York at Albany from 1990 to present; Dean, School of Business 1990-
Menands, NY 12204                                 1994; Director of the Institute for the Advancement of Health Care
                                                  Management, 1994 - present. Corporate Vice President, Sierra Pacific
                                                  Resources, Reno, NV, 1985-1990. Dean and Professor, College of
                                                  Business Administration, University of Nevada, Reno, 1977-1985.
                                                  Associate Dean, Stern School of Business, New York University, New
                                                  York City, 1970-1977.


--------------------------------------------------------------------------------
Statement of Additional Information - MegaTrends Fund
Page 12 of 23

                             Trust
    Name and Address         Position       Age   Principal Occupation
--------------------------------------------------------------------------------

Clark R. Mandigo             Trustee       55     Business consultant since 1991. From 1985 to 1991, President, Chief
1250 N.E. Loop 410                                Executive Officer, and Director of Intelogic Trace, Inc., a nationwide
Suite 900                                         company which sells, leases and maintains computers and telecommu
San Antonio, TX                                   nications systems and equipment. Prior to 1985, President of BHP
78209                                             Petroleum (Americas), Ltd., an oil and gas exploration and develop ment company. Director of Palmer Wireless, Inc., Lone Star Steak house & Saloon, Inc. and Physician Corporation of America. Formerly
                                                  a Director of Datapoint Corporation. Trustee for Pauze/Swanson
                                                  United Services Funds from November 1993 to February 1996.

Frank E. Holmes 2            Trustee,      43     Chairman of the Board of Directors and Chief Executive Officer of the
                             President,           Adviser. Since October 1989 Mr. Holmes has served and continues to
                             Chief                serve in various positions with the Adviser, its subsidiaries and the
                             Executive            investment companies it sponsors. Director of Franc-Or Resource
                             Officer              Corp. from November 1994 to November 1996.  Director of Adven ture Capital Limited from January 1996 to July 1997 and  Director of
                                                  Vedron Gold, Inc. from August 1996 to March 1997. Director of
                                                  71316 Ontario, Inc. since April 1987 and of F. E. Holmes Organiza tion, Inc. since July 1978. Director of Marleau, Lemire Inc. from
                                                  January 1995 to January 1996.  Director of United Services Canada,
                                                  Inc.  since February 1995 and Chief Executive Officer from February to August 1995.

Susan B. McGee               Executive     39     Executive Vice President, Corporate Secretary and General Counsel
                             Vice                 of the Adviser. Since September 1992 Ms. McGee has served and
                             President,           continues to serve in various positions with the Adviser, its subsidiar
                             Secretary,           ies, and the investment companies it sponsors.
                             General
                             Counsel

Heather G. Mascorro          Vice          34     Vice President and Chief Operations Officer of United Shareholders
                             President            Services, Inc. ("USSI")  Since July 1984 Ms. Mascarro served and continues to serve in various positions with the Adviser and USSI.

Elias Suarez                 Vice          37     Vice President of the Adviser.  Since March of 1992 Mr. Suarez
                             President            served and continues to serve in various positions with the Adviser and United Shareholder Services, Inc.
------------------------------------

1 This Trustee commenced service on November 1, 1998.
2 This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

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                           Statement of Additional Information - MegaTrends Fund
                                                                   Page 13 of 23

COMPENSATION TABLE

                           Total Compensation From U.S. Global         Total Compensation From U.S. Global
          Name               Accolade Funds1  to Board Members            Fund Complex2 to Board Members

    J. Michael Belz                         None3                                            --
    Richard Hughs                         $18,000                                       $18,000
    Clark R. Mandigo                      $18,000                                       $28,000
    ---------------------------

    1  Includes compensation related to four fund portfolios.
    2  Total compensation paid by the U.S. Global Fund complex for the period ended October 31, 1998. As of this date, there were fifteen fund portfolios in the complex. Mr. Mandigo serves on all fifteen funds; Mr. Belz and
       Dr. Hughs serve on four fund portfolios.
    3  Mr. Belz commenced service as Trustee on November 1, 1998.


                                          PRINCIPAL HOLDERS OF SECURITIES

As of February 19, 1999, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund. The Fund is aware of the following person(s) owning of record, or beneficially, more than 5% of the outstanding shares of the Fund as of February 19, 1999.


Name & Address of Owner                       % Owned          Type of Ownership
-----------------------                       -------          -----------------

NONE



                          INVESTMENT ADVISORY SERVICES

The investment adviser to U.S. Global Accolade Funds is U.S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, and amended November 15, 1996. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, and Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and Trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for a part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

The Trust pays all other expenses for its operations and activities. The Fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and Trustee meetings, expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and

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Statement of Additional Information - MegaTrends Fund
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



mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specified.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with Money Growth Institute, Inc. ("Sub-Adviser"). In connection with such services, the Adviser pays the Sub-Adviser; therefore, the Fund is not responsible for the Sub-Adviser's fee. The management fee paid to the Sub-Adviser is paid by the Adviser out of its management fee and does not increase the expenses of the Fund.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was submitted for approval by shareholders of the Fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the Fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 ["Act"]) or by the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

The Adviser and the Sub-Adviser provide investment advice to a variety of clients, including other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a way that in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser employs professional staffs of portfolio managers who draw upon a variety of resources, for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Adviser invests in start-up companies in the natural resources or technology fields.




--------------------------------------------------------------------------------
                           Statement of Additional Information - MegaTrends Fund
                                                                   Page 15 of 23

The Fund pays the Adviser a management fee based on varying percentages of average net assets. For the fiscal periods shown below, the Fund paid the Adviser the following advisory fees (net of expenses paid by the Adviser or voluntary fee waivers):


Management Fees

For the fiscal  periods  shown  below,  the Fund paid the Adviser the  following
advisory   fees  (net  of  expenses   paid  by  the  Adviser  or  voluntary  fee
reimbursements):

                Fiscal Period                                   Management Fee                Fees Waived
                -------------                                   --------------                -----------

 Year ended October 31, 1998                                     $240,829                           $0
 Period from July 1 through October 31, 1997                      $88,031                           $0
 Year ended June 30, 1997*                                       $232,398                       ($20,988)
 Year ended June 30, 1996*                                       $127,519                      ($177,359)

*Prior to November 16, 1996, the Fund was advised by another investment adviser. The prior adviser waived fees as noted in the table. The current adviser has not waived management fees.


SUB-ADVISER DISCIPLINARY HISTORY. Dr. Leeb and the Sub-Adviser have consented to, without admitting or denying any of the charges, two SEC orders. The order dated January 16, 1996, related to certain advertisements for a newsletter edited by Dr. Leeb. Dr. Leeb was neither the owner nor the publisher of the newsletter. The order dated July 4, 1995, related to certain record keeping requirements and requirements governing client solicitations. Considered jointly, the orders allege that Dr. Leeb and other respondents wilfully violated, or aided and abetted violations of various provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Advisers Act of 1940. Dr. Leeb and the other respondents agreed to certain remedial sanctions including censure, cease and desist orders, payment of civil money penalties, and the implementation of certain procedures to ensure their compliance with the federal securities laws. Neither the MegaTrends Fund nor the predecessor fund was a party to either proceeding.

Three states issued orders against the Sub-Adviser for conducting advisory business in their states without prior registration as an investment adviser. The Sub-Adviser agreed to cease and desist such practice, paid fines, and registered in each state.

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Statement of Additional Information - MegaTrends Fund
Page 16 of 23

                 DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser ("U.S. Global Brokerage"),is the principal underwriter and agent for distribution of the Fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the Fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the Fund and distributing the Fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (the "Distribution Agreement"). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners and other financial representatives for the sale of the Fund's shares. Following such sales, the Fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or SAI of the Fund with respect to the Fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the Fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the Fund's shares; (ii) in connection with the registration and qualification of the Fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the Fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the Fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan") and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the Fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the Fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the Fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the Fund to pay United Shareholder Services, Inc. ("USSI") an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies, and similar institutions that provide such services and maintain an omnibus account with the Transfer Agent, the Fund shall pay to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the Fund held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other Transfer Agent expenses such as the costs of record retention and

--------------------------------------------------------------------------------
                           Statement of Additional Information - MegaTrends Fund
                                                                   Page 17 of 23
postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. For the fiscal year ended October 31, 1998, the Fund paid USSI a total of $42,611 for transfer agency, lockbox, and printing fees. An outside provider maintained the books and records of the Trust and of the Fund from November 18, 1996 until November 17, 1996. USSI maintained the books and records of the Trust and of the Fund from November 18, 1996 until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility.

For the fiscal periods shown below, the Fund paid the following amounts for portfolio accounting services:


                Fiscal Period                                  Fees to USSI           Fees to Outside Provider
                -------------                                  ------------           ------------------------

Year ended October 31, 1998                                            $0                        $42,004
Period from July 1 through October 31, 1997                       $12,225                             $0
Year ended June 30, 1997                                          $18,567                        $16,419
Year ended June 30, 1996                                               $0                        $40,800


A&B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A&B Mailers, Inc. Each service is priced separately. The Fund paid A&B Mailers, Inc. a total of $1,223 for mail handling services for the fiscal year ended October 31, 1998.


                                 DISTRIBUTION PLAN

In 1996, the Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets annually. For the fiscal year ended October 31, 1998, the Fund paid a total of $60,206 in distribution fees. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods if the 0.25% limitation is never exceeded.


Expenses of the Fund in connection with the Distribtution Plan are set forth in the table below.

  Advertising &         Prospectus       Distribution          Compensation to              Travel & Promotion      Postage &
   Literature            Printing            Fees              Broker/Dealers                     Expenses            Mailing
   ----------            --------            ----              --------------                     --------            -------

    $15,976              $17,968             $694                  $5,162                            $0               $4,737


--------------------------------------------------------------------------------
Statement of Additional Information - MegaTrends Fund
Page 18 of 23

The amount of any unreimbursed expenses incurred under the Distribution Plan during the fiscal year ended October 31, 1998 which will be carried over to future years is $3,681 or 0.02% of net assets. The Fund is not legally oblibated to pay any unreimbursed expenses if the Distribution Plan is terminated.

U.S. Global Brokerage, Inc., the principal underwriter for distribution of the Fund's shares, and its affiliated persons, including Frank Holmes, David J. Clark, and Elias Suarez have a direct or indirect financial interest in the operation of the Fund's distribution Plan and related Distribution Agreement.

Expenses that the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated anytime by a majority vote of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the Fund.


                    CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy Fund shares as discussed in the Fund's prospectus.

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

  1. the securities offered by the investor in exchange for shares of the Fund must not be restricted in any way as to resale or be otherwise illiquid;

  2. securities of the same issuer must already exist in the Fund's portfolio;

  3. the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

  4. any securities so acquired by the Fund will not comprise more than 5% of the Fund's net assets at the time of such exchange;

  5. no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and

  6. the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.


--------------------------------------------------------------------------------
                           Statement of Additional Information - MegaTrends Fund
                                                                   Page 19 of 23

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) a list to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled Net Asset Value the prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.


                     ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem Fund shares as discussed in the Fund's prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.


                          CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n = ERV

         Where:      P       =     a hypothetical initial payment of $1,000
                     T       =     average annual total return
                     n       =     number of years
                     ERV           = ending  redeemable  value of a hypothetical
                                   $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (c) all recurring fees charged to all shareholder accounts are included.






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Statement of Additional Information - MegaTrends Fund
Page 20 of 23

CALCULATION OF PERFORMANCE DATA


The average annual total return for the Fund for the periods ended October 31, 1998, are as follows:

1 Year                                                             -4.43%
5 Year                                                              9.01%
Since Inception (October 21, 1991)                                  8.29%



NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Total Return except that no annualization is made.


                                 TAX STATUS

TAXATION OF THE FUND--IN GENERAL. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending October 31 of the calendar year, and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and paid to shareholders of record in such a month, will be deemed to have been received December 31, if the Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just before a distribution. The price of shares purchased then includes the amount of any

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forthcoming  distribution.  Investors  purchasing the Fund's shares  immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.


                 CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant, and administrator for all funds of the Trust. With respect to the funds that own foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November 1997, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.



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


                            INDEPENDENT ACCOUNTANTS

Ernst & Young LLP, 100 West Houston Street, San Antonio, Texas 78205. The accountants audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust.

PricewaterhouseCoopers LLP, 160 Federal St., Boston MA, 02110-9862 served as independent accountants for the Trust for the fiscal year end October 31, 1998.


                                 FUND COUNSEL

General Counsel to the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the Fund reimbursed the Adviser $6, 410 during the fiscal year ended October 31, 1998.


                      COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.


                              FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1998, are hereby incorporated by reference from the U.S. Global Accolade Funds 1998 Annual Report to Shareholders of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234. The financial statements for the fiscal periods prior to July 1, 1996 have been audited by another accounting firm.




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================================================================================

                        U.S. GLOBAL ACCOLADE FUNDS

                           GLOBAL BLUE CHIP FUND

                     STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus ("Prospectus") dated March 1, 1999. The financial statements for the Global Blue Chip Fund for the year ended October 31, 1998, and the Report of Independent Auditors thereon, are incorporated by reference from the Fund's Annual Report dated October 31, 1998. Copies of the Prospectus and the Fund's financial statements may be requested from U.S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800-US- FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is March 1, 1999.


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



                           TABLE OF CONTENTS


                                                                            PAGE

GENERAL INFORMATION............................................................3

FUND POLICIES..................................................................3

INVESTMENT STRATEGIES AND RISKS................................................4

PORTFOLIO TURNOVER............................................................14

PORTFOLIO TRANSACTIONS........................................................14

MANAGEMENT OF THE FUND........................................................15

PRINCIPAL HOLDERS OF SECURITIES...............................................16

INVESTMENT ADVISORY SERVICES..................................................17

DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES..............................18

DISTRIBUTION PLAN.............................................................19

CERTAIN PURCHASES OF SHARES OF THE FUND.......................................20

ADDITIONAL INFORMATION ON REDEMPTIONS.........................................21

CALCULATION OF PERFORMANCE DATA...............................................22

TAX STATUS....................................................................22

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR..................................23

UNDERWRITER/DISTRIBUTOR.......................................................23

INDEPENDENT ACCOUNTANTS.......................................................23

FINANCIAL STATEMENTS..........................................................24

                              GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and is a business trust organized April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities. This Statement of Additional Information ("SAI") presents important information concerning the Global Blue Chip Fund ("Fund") and should be read in conjunction with the prospectus. The Fund commenced operations on February 20, 1997.

The assets received by the Trust from the issuance or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust or the Fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of the Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940. The Trustees serve for six-year terms.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                             FUND POLICIES

The following information supplements the discussion of the Fund's policies discussed in the Fund's prospectus.

Investment Restrictions. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the following restrictions.

Fundamental Investment Restrictions. The Fund will not change any of the follow-ing investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the

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lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1)   Issue senior securities.

(2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

(3)   Underwrite the securities of other issuers.

(4)   Invest in real estate.

(5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts, forward contracts, options, and other derivative investments in conformance with policies disclosed in the Fund's then current prospectus and/or Statement of Additional Information.

(6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any Fund may lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

(8)   Sell short more than 5% of its total assets.

(9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as compiled by Standard & Poor's Compustat Services, Inc. as in effect from time to time.

(10) With respect to 75% of its total assets the Fund will not: (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

(11) Invest more than 15% of its total net assets in open-end investment companies. To the extent that the Fund shall invest in open-end investment companies, the Fund's Adviser shall waive a proportional amount of its management fee.


                     INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the Fund's investment strategies and risks in the Fund's prospectus.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the Adviser's control. Therefore, the return and net asset value of the Fund will fluctuate.


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Debt securities are subject to price  fluctuations  based on changes in interest rates, which will generally result in these securities changing in price in the opposite direction. That is, the value of these securities will increase when interest rates decline and will decrease when interest rates rise.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS. ("ADRs") represent shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are intended for use in the U.S. securities market, and ADRs in bearer form are intended for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the Fund's investment policies, the Fund's investment in ADRs will be deemed to be investments in the underlying securities.

EMERGING MARKETS. The Fund may invest up to 15% of its total assets in countries considered by the Adviser to represent emerging markets. However, the Fund may not invest more than 5% of its total assets in any single emerging market country. The Adviser determines which countries are emerging market countries by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Generally, emerging markets are those other than North America, Western Europe, and Japan. For example, the Adviser currently considers the following countries to be among the emerging markets in which it might invest: Argentina, Brazil, China, Columbia, Czech Republic, Indonesia, Peru, Philippines, Thailand, Turkey and Zimbabwe.

Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the below listed risks before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss.

Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the

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                     Statement of Additional Information - Global Blue Chip Fund
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



      absence of various market mechanisms that are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)   higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)   greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

(12)  the fact  that  statistical  information  regarding  the  economy  of many
      emerging  market   countries  may  be  inaccurate  or  not  comparable  to
      statistical information regarding the United States or other economies;

(13)  less extensive regulation of the securities markets;

(14)  certain  considerations   regarding  the  maintenance  of  Fund  portfolio
      securities   and  cash  with   foreign   sub-custodians   and   securities
      depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income or withholding taxes imposed by emerging market counties or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the Fund in the markets in which the Fund will principally invest;

(18) enterprises in which the Fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over-regulation may, therefore, be a form of indirect nationalization;

(19) businesses in emerging markets only have a very recent history of operating within a market-oriented economy. Overall, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) a sufficient capital base with which

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Statement of Additional Information - Global Blue Chip Fund
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



      to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate;

(21) the Adviser may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses.Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Adviser attempts to minimize currency risk through hedging activities.While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities that pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, consisting of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

LOANS OF PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. It is the Fund's policy, which may not be changed without the affirmative vote of a majority of its outstanding shares, that such loans will not be made if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets.

BORROWING. The Fund may have to deal with unpredictable cashflows as shareholders purchase and redeem shares. Under adverse conditions, the Fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The Fund may deal with unpredictable cashflows by borrowing money. Through such borrowings the fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the Fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the Fund borrows money prior to selling securities, the Fund would be leveraged such that the Fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of a fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover,

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                     Statement of Additional Information - Global Blue Chip Fund
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interest  costs on  borrowings  may  fluctuate  with  changing  market  rates of interest and may partially offset or exceed the returns which the Fund earns on portfolio securities. Under adverse conditions, the Fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

The Fund will not purchase any security while borrowings represent more than 5% of total assets.

TEMPORARY DEFENSIVE INVESTMENT. For temporary defensive purposes during periods that, in the Adviser's opinion, present the Fund with adverse changes in the economic, political or securities markets, the Fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the Fund is in a temporary defensive position, it may not achieve its investment objective.

GOVERNMENT AND CORPORATE DEBT. U.S. Government obligations include securities which are issued or guaranteed by the United States Treasury,by various agencies of the United States Government,and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

Quality Ratings of Corporate Bonds.   The ratings of  Moody's Investors Service,
Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Fund may invest are as follows:

         MOODY'S INVESTORS SERVICE, INC. Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what is generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not

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         well  safeguarded  during  both  good and bad  times  over the  future.
         Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         STANDARD & POOR'S RATINGS GROUP. AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

REPURCHASE AGREEMENTS. The Fund may invest part of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquida-tion of securities serving as collateral could cause the Fund some loss if the value of the securities declined before liquidation. To reduce the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its total net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors which, in the Adviser's opinion, raise questions concerning the Fund's ability to liquidate the securities in a timely and orderly way without substantial loss. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may depress the market price of such securities.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice

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period  exceeding  seven  days will be  subject  to the  Fund's  restriction  on illiquid investments unless, in the judgment of the Adviser, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

The Fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

OTHER RIGHTS TO ACQUIRE SECURITIES. The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

STRATEGIC TRANSACTIONS. The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the Fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale

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of such securities for investment purposes, (4) to manage the effective maturity or duration of the Fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund's ability to successfully use these Strategic Transactions will depend upon the Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in Strategic Transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Strategic Transactions have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater on going potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been used.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

PUT AND CALL OPTIONS. The Fund may purchase and sell (issue) both put and call options. The Fund may also enter into transactions to close out its investment in any put or call options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An "American style" put or call option may be exercised at any time during the option period while a "European style" put or call option may be exercised only upon expiration or during a fixed period prior thereto.

The Fund is authorized to purchase and sell both exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to securities dealers, financial institutions or other parties ["Counterparty(ies)"] through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option are set by negotiation of the parties. Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.

The Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. Exchange listed options, because they are standardized and not subject to Counterparty credit risk, are generally more liquid than OTC options. There can be no guarantee that the

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Fund will be able to close out an option  position,  whether in exchange  listed options or OTC options, when desired. An inability to close out its options positions may reduce the Fund's anticipated profits or increase its losses.

If the Counterparty to an OTC option fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund, or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund may lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Fund will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security, commodity, index, currency or other instrument security decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security, commodity, index, currency or other instrument increases or does not decrease by more than the premium (in the case of a put option). The Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the Fund would exceed 5% of the Fund's total assets.

If the Fund sells (i.e., issues) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or may increase the Fund's income. If the Fund sells (i.e., issues) a put option, the premium that it receives may serve to reduce the cost of purchasing the underlying security, to the extent of the option premium, or may increase the Fund's capital gains. All options sold by the Fund must be "covered" (i.e., the Fund must either be long (when selling a call option) or short (when selling a put option), the securities or futures contract subject to the calls or must meet the asset segregation requirements described below as long as the option is outstanding. Even though the Fund will receive the option premium to help protect it against loss or reduce its cost basis, an option sold by the Fund exposes the Fund during the term of the option to possible loss. When selling a call, the Fund is exposed to the loss of opportunity to realize appreciation in the market price of the underlying security or instrument, and the transaction may require the Fund to hold a security or instrument that it might otherwise have sold. When selling a put, the Fund is exposed to the possibility of being required to pay greater than current market value to purchase the underlying security, and the transaction may require the Fund to maintain a short position in a security or instrument it might otherwise not have maintained. The Fund will not write any call or put options if, immediately afterwards, the aggregate value of the Fund's securities subject to outstanding call or put options would exceed 25% of the value of the Fund's total assets.

FUTURES CONTRACTS. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchange where they are listed with payment of an initial variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bonafide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) that initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the purchaser. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potentially subsequent variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an

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offsetting  transaction,  but there can be no assurance that the position can be offset, before settlement, at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately afterwards, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value). However, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with Counterparties in an attempt to hedge an investment in an issuer incorporated or operating in a foreign country or in a security denominated in the currency of a foreign country against a devaluation of that country's currency. Currency transactions include forward currency contracts, exchange listed currency futures, and exchange listed and OTC options on currencies. The Fund's dealing in forward currency contracts and other currency transactions such as futures, options, and options on futures generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings or portfolio securities, the Fund may engage in proxy hedging. Proxy hedging may be used when the currency to which the Fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency in which some or all of the Fund's portfolio securities are, or are expected to be denominated, and to buy U.S. dollars.

To hedge against a devaluation of a foreign currency, the Fund may enter into a forward market contract to sell to banks a set amount of such currency at a fixed price and at a fixed time in the future. If, in foreign currency transactions, the foreign currency sold forward by the Fund is devalued below the price of the forward market contract and more than any devaluation of the U.S. dollar during the period of the contract, the Fund will realize a gain as a result of the currency transaction. In this way, the Fund might reduce the impact of any decline in the market value of its foreign investments attributable to devaluation of foreign currencies.

The Fund may sell foreign currency forward only as a means of protecting its foreign investments or to hedge in connection with the purchase and sale of foreign securities, and may not otherwise trade in the currencies of foreign countries. Accordingly, the Fund may not sell forward the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated in that particular foreign currency (or issued by companies incorporated or operating in that particular foreign country) plus an amount equal to the value of securities it anticipates purchasing less the value of securities it anticipates selling, denominated in that particular currency.

As a result of hedging through selling foreign currencies forward, in the event of a devaluation, it is possible that the value of the Fund's portfolio would not depreciate as much as the portfolio of a fund holding similar investments that did not sell foreign currencies forward. Even so, the forward market contract is not a perfect hedge against devaluation because the value of the Fund's portfolio securities may decrease more than the amount realized by reason of the foreign currency transaction. To the extent that the Fund sells forward currencies that are thereafter revalued upward, the value of the Fund's portfolio would appreciate to a lesser extent than the comparable portfolio of a fund that did not sell those foreign currencies forward. If, in anticipation of a devaluation of a foreign currency, the Fund sells the currency forward at a price lower than the price of that currency on the expiration date of the contract, the Fund will suffer a loss on the contract if the currency is not devalued, during the contract period, below the contract price. Moreover, it will not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency in the future at a price above the devaluation level it anticipates. It is

--------------------------------------------------------------------------------
                     Statement of Additional Information - Global Blue Chip Fund
                                                                   Page 13 of 24
possible that, under certain circumstances, the Fund may have to limit its currency transactions to permit the Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). Foreign currency transactions would involve a cost to the Fund, which would vary with such factors as the currency involved, the length of the contact period and the market conditions then prevailing.

The Fund will not attempt to hedge all its foreign investments by selling foreign currencies forward and will do so only to the extent deemed appropriate by the Adviser.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the Fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the Fund's accounting records or be physically segregated in a separate account at the Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.


                             PORTFOLIO TURNOVER

The Fund's management buys and sell securities for the Fund to accomplish the Fund's investment objective. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See Tax Status.


Portfolio Turnover

For the fiscal periods shown below, the Fund's portfolio turnover rate was:

           Fiscal Period                              Portfolio Turnover

Year ended October 31, 1998                                     158%
Period from February 20 through October 31, 1997*                13%

*February 20, 1997 is commencement of operations




--------------------------------------------------------------------------------
Statement of Additional Information - Global Blue Chip Fund
Page 14 of 24

                          PORTFOLIO TRANSACTIONS

For the fiscal periods shown below, the Fund paid brokerage fees as follows:


                    Fiscal Period                        Brokerage Fees
--------------------------------------------------------------------------------

November 1, 1997 through October 31, 1998                  $29,130
February 20, 1997 (commencement of operations)             $17,110
  through  October 31, 1997

In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such cases, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods are reasonable in relation to the benefits obtained. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear.


                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.



                             Trust
    Name and Address         Position       Age   Principal Occupation
--------------------------------------------------------------------------------

J. Michael Belz 1            Trustee       45     President and Chief Executive Officer of Catholic Life Insurance 1984
1635 NE Loop 410                                  to present.
San Antonio, TX
78209

Richard E. Hughs             Trustee       62     Professor at the School of Business of the State University of New
11 Dennin Drive                                   York at Albany from 1990 to present; Dean, School of Business 1990-
Menands, NY 12204                                 1994; Director of the Institute for the Advancement of Health Care
                                                  Management, 1994 - present. Corporate Vice President, Sierra Pacific
                                                  Resources, Reno, NV, 1985-1990. Dean and Professor, College of
                                                  Business Administration, University of Nevada, Reno, 1977-1985.
                                                  Associate Dean, Stern School of Business, New York University, New
                                                  York City, 1970-1977.


--------------------------------------------------------------------------------
                     Statement of Additional Information - Global Blue Chip Fund
                                                                   Page 15 of 24


                             Trust
    Name and Address         Position       Age   Principal Occupation
--------------------------------------------------------------------------------

Clark R. Mandigo             Trustee       55     Business consultant since 1991. From 1985 to 1991, President, Chief
1250 N.E. Loop 410                                Executive Officer, and Director of Intelogic Trace, Inc., a nationwide
Suite 900                                         company which sells, leases and maintains computers and telecommu
San Antonio, TX                                   nications systems and equipment. Prior to 1985, President of BHP
78209                                             Petroleum (Americas), Ltd., an oil and gas exploration and develop ment company. Director of Palmer Wireless, Inc., Lone Star Steak house & Saloon, Inc. and Physician Corporation of America. Formerly
                                                  a Director of Datapoint Corporation. Trustee for Pauze/Swanson
                                                  United Services Funds from November 1993 to February 1996.

Frank E. Holmes 2            Trustee,      43     Chairman of the Board of Directors and Chief Executive Officer of the
                             President,           Adviser. Since October 1989 Mr. Holmes has served and continues to
                             Chief                serve in various positions with the Adviser, its subsidiaries and the
                             Executive            investment companies it sponsors. Director of Franc-Or Resource
                             Officer              Corp. from November 1994 to November 1996.  Director of Adven ture Capital Limited from January 1996 to July 1997 and  Director of
                                                  Vedron Gold, Inc. from August 1996 to March 1997. Director of
                                                  71316 Ontario, Inc. since April 1987 and of F. E. Holmes Organiza tion, Inc. since July 1978. Director of Marleau, Lemire Inc. from
                                                  January 1995 to January 1996.  Director of United Services Canada,
                                                  Inc.  since February 1995 and Chief Executive Officer from February to August 1995.

Susan B. McGee               Executive     39     Executive Vice President, Corporate Secretary and General Counsel
                             Vice                 of the Adviser. Since September 1992 Ms. McGee has served and
                             President,           continues to serve in various positions with the Adviser, its subsidiar
                             Secretary,           ies, and the investment companies it sponsors.
                             General
                             Counsel

Heather G. Mascorro          Vice          34     Vice President and Chief Operations Officer of United Shareholders
                             President            Services, Inc. ("USSI")  Since July 1984 Ms. Mascarro served and continues to serve in various positions with the Adviser and USSI.

Elias Suarez                 Vice          37     Vice President of the Adviser.  Since March of 1992 Mr. Suarez
                             President            served and continues to serve in various positions with the Adviser and United Shareholder Services, Inc.


COMPENSATION TABLE

                                         Total Compensation From U.S. Global
       Name                                Fund Complex1 to Board Members

J. Michael Belz                                          $0
Richard Hughs                                         $18,000
Clark R. Mandigo                                      $28,000
Frank E. Holmes                                          $0
---------------------------

1 Total compensation paid by U.S. Global Fund Complex for period ended October 31, 1998. As of this date there were fifteen funds in the complex. Messrs. Holmes and Mandigo serve on all fifteen funds. Mr. Belz and Dr. Hughs serve as trustee on four portfolios.
2   Mr. Belz commenced service as a Trustee on November 1, 1998


                                          PRINCIPAL HOLDERS OF SECURITIES

As of February 19, 1999, the officers and Trustees of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund. The Fund is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Fund at February 19, 1999:


         Name and Address of Owner             % Owned         Type of Ownership
         -----------------------------------------------------------------------

         H. Salz                                  6%              Beneficial


--------------------------------------------------------------------------------
Statement of Additional Information - Global Blue Chip Fund
Page 16 of 24

                           INVESTMENT ADVISORY SERVICES

U. S. Global Investors, Inc., a Texas corporation, serves as investment adviser to the Fund pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, President and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

In addition to the services described in the Fund's prospectus, the Adviser provides the Trust with office space, facilities and simple business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust. It compensates all personnel, officers and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust reimburses the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust. The Trust also pays for state securities law regulatory compliance.


Management Fees

For the fiscal  periods  shown  below,  the Fund paid the Adviser the  following
advisory   fees  (net  of  expenses   paid  by  the  Adviser  or  voluntary  fee
reimbursements):

                Fiscal Period                                 Management Fee           Fees Waived
                -------------                                 --------------           -----------

Year ended October 31, 1998                                         $0                    $34,337
Period from February 20 through October 31,                         $0                    $23,137
1997*

*February 20, 1997 is commencement of operations

The Trust pays all other expenses for its operations and activities. Each of the Funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses of preparing, printing, and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was submitted for approval by shareholders of the Fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year

--------------------------------------------------------------------------------
                     Statement of Additional Information - Global Blue Chip Fund
                                                                   Page 17 of 24
thereafter,with respect to the fund, as long as it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the fund [as defined in the Investment Company Act of 1940 ("Act")] or the Board of Trustees of the Trust, and (ii) a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60-day written notice by either party and will terminate automatically if it is assigned.

The Adviser provides investment advice to a variety of clients (the Adviser also provides investment advice to other mutual funds). Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser employs professional staffs of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Adviser invests in securities for its own account. The Adviser has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Adviser's investment objective and strategies are different from those of its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.


                DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser ("U.S. Global Brokerage"),is the principal underwriter and [exclusive] agent for distribution of the Fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the Fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the Fund and distributing the Fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (the "Distribution Agreement"). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners and other financial representatives for the sale of the Fund's shares. Following such sales, the Fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or SAI of the Fund with respect to the Fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the Fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the Fund's shares; (ii) in connection with the registration and qualification of the Fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the Fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the Fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan") and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i)



--------------------------------------------------------------------------------
Statement of Additional Information - Global Blue Chip Fund
Page 18 of 24
printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the Fund's shares for sale to the public;
(ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the Fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the Fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the Fund to pay United Shareholder Services, Inc. ("USSI") an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, each Fund shall pay to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the Fund held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bear certain other Transfer Agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. For the fiscal year ended October 31, 1998 the Fund paid USSI a total of $13,873 for transfer agency, lockbox, and printing fees, reflecting fee waivers of $1,017.

USSI maintained the books and records of the Trust and of each fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility.

For the fiscal periods shown below, the Fund paid the following amounts for portfolio accounting services (net of expenses paid by the Adviser or voluntary fee reimbursements):

           Fiscal Period                    Fees to USSI            Fees Waived           Fees to Outside Provider

Year ended October 31, 1998                      $0                     $0                        $43,737
Period from February 20                          $0                  $24,514                         $0
through October 31, 1997


A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately. For the fiscal year ended October 31, 1998, the Fund paid A&B Mailers, Inc. $1,463 for mail handling services.


                                DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The distribution plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing

--------------------------------------------------------------------------------
                     Statement of Additional Information - Global Blue Chip Fund
                                                                   Page 19 of 24

Fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presenta-tions, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets annually. For the fiscal year ended October 31, 1998, the Fund incurred a total of $6,870 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the Plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses of the Fund in connection with the Rule Distribution Plan are set forth in the table below.

   Advertising          Prospectus       Distribution          Compensation to            Travel & Promotion         Postage &
   &Literature           Printing            Fees              Broker/Dealers                   Expenses              Mailing
   -----------           --------            ----              --------------                   --------              -------

     $2,887              $11,340             $155                  $4,754                          $0                  $4,703


The amount of any unreimbursed expenses incurred under the Distribution Plan during the fiscal year ended October 31, 1998 which will be carried over to future years is $116,814 or 7.43% of net assets. The Fund is not legally obligated to pay any unreimbursed expenses if the Distribution Plan is terminated or not renewed

U.S. Global Brokerage, Inc., the principal underwriter for distribution of the Fund's shares, and its affiliated persons, including Frank Holmes, David J. Clark, and Elias Suarez have a direct or indirect financial interest in the operation of the Fund's distribution Plan and related Distribution Agreement.

Expenses the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan, the Board as a whole and the Qualified Trustees separately determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the Distribution Plan.

The Fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services, and the Fund expects to benefit from economies of scale as it attracts more shareholders.


                        CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy Fund shares as discussed in the Fund's prospectus.

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:



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(1)      the securities offered by the investor in exchange for shares of the
         Fund must not be in any way restricted as to resale or otherwise be illiquid;

(2) securities of the same issuer must already exist in the Fund's portfolio;

(3) the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

(4) any securities so acquired by the Fund shall not comprise over 5% of the Fund's net assets at the time of such exchange;

(5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

(6)      the securities are acquired for investment and not for resale.


The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled Net Asset Value in the prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.


                      ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem Fund shares as discussed in the Fund's prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the Fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Any shareholder of the Fund receiving a redemption in kind would then have to pay brokerage fees to convert his Fund investment into cash. All redemptions in kind will be made in marketable securities of the Fund.


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



                       CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n = ERV

         Where:      P       =      a hypothetical initial payment of $1,000
                     T       =      average annual total return
                     n       =      number of years
                     ERV            = ending  redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and (3) all recurring fees charged to all shareholder accounts are included.


CALCULATION OF PERFORMANCE DATA

The average annual total return for the Fund for the periods ended October 31, 1998, are as follows:

1 Year                                                         -31.12%
Since Inception (February 20, 1997)                            -24.80%


NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Total Return except that no annualization is made.

                                TAX STATUS

TAXATION OF THE FUND--IN GENERAL. As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year, and

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




(3) any part (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if a Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares immediately before a distribution may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.



              CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the Funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November 1997, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.


                           UNDERWRITER/DISTRIBUTOR

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, is the principal underwriter and exclusive agent for distribution of shares of the Fund. The distributor is obligated to sell the shares of the Funds on a best-efforts basis only against purchase orders for the shares. Shares of the Fund are offered on a continuous basis. David J. Clark is the Chief Financial Officer of the underwriter and Treasurer of the Trust. Elias Suarez is Vice President of both the underwriter and the Trust.


                             INDEPENDENT ACCOUNTANTS

Ernst & Young LLP, 100 West Houston Street, San Antonio, Texas 78205. The accountants audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust.


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                     Statement of Additional Information - Global Blue Chip Fund
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



PricewaterhouseCoopers LLP, 160 Federal St., Boston MA, 02110-9862 served as independent accountants for the Trust for the fiscal year end October 31, 1998.


                                 FUND COUNSEL

General Counsel of the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorney's on matters pertaining to the Trust. Pursuant to the arrangement, the Fund reimbursed the adviser $5,270 for the fiscal year ended October 31, 1998.


                         COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601 is counsel to the Independent Trustees of the Trust. The Accountants audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.


                              FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1998 are hereby incorporated by reference from the U.S. Global Accolade Funds 1998 Annual Report to Shareholders of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.


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Statement of Additional Information - Global Blue Chip Fund
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

================================================================================

                        U.S. GLOBAL ACCOLADE FUNDS

                       REGENT EASTERN EUROPEAN FUND

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current prospectus ("Prospectus") dated March 1, 1999. The financial statements for the Regent Eastern European Fund for the year ended October 31, 1998, and the Report of Independent Auditors thereon, are incorporated by reference from the Fund's Annual Report dated October 31, 1998. Copies of the Prospectus and the Fund's financial statements may be requested from U.S. Global Investors, Inc. ("Adviser"), 7900 Callaghan Road, San Antonio, Texas 78229 or 1-800- US-FUNDS (1-800-873-8637).

The date of this Statement of Additional Information is March 1, 1999.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



GENERAL INFORMATION............................................................3

FUND POLICIES..................................................................3

INVESTMENT STRATEGIES AND RISKS................................................4

PORTFOLIO TURNOVER............................................................16

PORTFOLIO TRANSACTIONS........................................................16

MANAGEMENT OF THE FUND........................................................16

PRINCIPAL HOLDERS OF SECURITIES...............................................18

INVESTMENT ADVISORY SERVICES..................................................18

TRANSFER AGENCY AND OTHER SERVICES............................................20

DISTRIBUTION PLAN.............................................................20

CERTAIN PURCHASES OF SHARES OF THE FUND.......................................21

ADDITIONAL INFORMATION ON REDEMPTIONS.........................................22

CALCULATION OF PERFORMANCE DATA...............................................22

TAX STATUS....................................................................22

CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR..................................23

UNDERWRITER/DISTRIBUTOR.......................................................24

INDEPENDENT ACCOUNTANTS.......................................................24

FINANCIAL STATEMENTS..........................................................24

                            GENERAL INFORMATION

U.S. Global Accolade Funds ("Trust") is an open-end management investment company and is a business trust organized April 16, 1993 under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities. This Statement of Additional Information ("SAI") presents important information concerning the Regent Eastern European Fund ("Fund") and should be read in conjunction with the Prospectus. The Fund commenced operations on March 31, 1997.

The assets received by the Trust from the issuance or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular series of the Trust, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to the Fund, as are declared by the Board. Upon liquidation of the Trust or the Fund, shareholders of the Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

The Trust's master trust agreement provides that no annual or regular meeting of shareholders is required. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share with proportionate voting for fractional shares. On matters affecting any individual series, a separate vote of that series would be required. Shareholders of any series are not entitled to vote on any matter that does not affect their series.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the master trust agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The master trust agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                 FUND POLICIES

The following information supplements the discussion of the Fund's policies discussed in the Fund's prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the following restrictions.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund will not change any of the follow-ing investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the

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              Statement of Additional Information - Regent Eastern European Fund
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



lesser of: (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1)   Issue senior securities.

(2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

(3)   Underwrite the securities of other issuers.

(4)   Invest in real estate.

(5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts, forward contracts, options, and other derivative investments in conformance with policies disclosed in the Fund's then current Prospectus and/or Statement of Additional Information.

(6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

(8)   Sell short more than 5% of its total assets.

(9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as compiled by Bloomberg as in effect from time to time.

(10) With respect to 75% of its total assets, the Fund will not: (a) invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities; or (b) acquire more than 10% of the voting securities of any one issuer.

(11) Invest more than 10% of its total net assets in investment companies. To the extent that the Fund shall invest in open-end investment companies, the Fund's Adviser and Sub-Adviser shall waive a proportional amount of their management fee.


                      INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the Fund's investment strategies and risks in the Fund's Prospectus.

MARKET RISK. Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the adviser's control. Therefore, the return and net asset value of the Fund will fluctuate.


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



LENDING OF PORTFOLIO SECURITIES. The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. This is a fundamental policy which cannot be changed without a vote by shareholders. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

BORROWING. The Fund may have to deal with unpredictable cashflows as shareholders purchase and redeem shares. Under adverse conditions, the Fund might have to sell portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, frequent purchases and sales of portfolio securities tend to decrease fund performance by increasing transaction expenses.

The Fund may deal with unpredictable cashflows by borrowing money. Through such borrowings the Fund may avoid selling portfolio securities to raise cash to pay for redemptions at a time when investment considerations would not favor such sales. In addition, the Fund's performance may be improved due to a decrease in the number of portfolio transactions. After borrowing money, if subsequent shareholder purchases do not provide sufficient cash to repay the borrowed monies, the Fund will liquidate portfolio securities in an orderly manner to repay the borrowed monies.

To the extent that the Fund borrows money prior to selling securities, the Fund would be leveraged such that the Fund's net assets may appreciate or depreciate in value more than an unleveraged portfolio of similar securities. Since substantially all of the Fund's assets will fluctuate in value and whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns which the Fund earns on portfolio securities. Under adverse conditions, the Fund might be forced to sell portfolio securities to meet interest or principal payments at a time when market conditions would not be conducive to favorable selling prices for the securities.

The Fund will not purchase any security while borrowings represent more than 5% of total assets.

TEMPORARY DEFENSIVE INVESTMENT. For temporary defensive purposes during periods that, in the Sub-Adviser's opinion, present the Fund with adverse changes in the economic, political or securities markets, the Fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in: U.S. Government securities, short-term indebtedness, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or repurchase agreements. When the Fund is in a defensive investment position, it may not achieve its investment objective.

COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are

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adequate  to meet  cash  requirements;  long-term  senior  debt is rated  "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

The Fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The Fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, foreign exchange rates, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investment. In addition, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

AMERICAN DEPOSITORY RECEIPTS AND GLOBAL DEPOSITORY RECEIPTS. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") representing shares of companies located in the Eastern Europe region. ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of the Fund's investment policies, the Fund's investments in depository receipts will be deemed to be investments in the underlying securities.

EMERGING MARKETS. Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the risks listed below before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss. Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objective will be realized. The Fund's Adviser and Sub-Adviser will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

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Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations. The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be compara-tively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms,which are inherent in the markets of more developed nations, may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)  higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)  greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices that do not reflect traditional measures of value;

(12) the fact that statistical information regarding the economy of many emerging market countries may be inaccurate or not comparable to statistical information regarding the United States or other economies;

(13) less extensive regulation of the securities markets;

(14) certain  considerations  regarding  the  maintenance  of  Fund  portfolio
     securities   and  cash  with  foreign   sub-custodians   and   securities
     depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income, capital gains or withholding taxes imposed by emerging market countries or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks;


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(18) the risk  that  enterprises  in which the Fund  invests  may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over regulation may therefore be a form of indirect nationalization;

(19) the risk that businesses in emerging markets have only a very recent history of operating within a market-oriented economy. In general, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) the fact that investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser or Sub- Adviser. As a result, the return and net asset value of the Fund will fluctuate;

(21) the fact that the Sub-Adviser may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular in-vestments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Adviser attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will segregate liquid securities in an amount at least equal in value to the Fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these segregated assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

LOWER-RATED AND UNRATED DEBT SECURITIES. The Fund may invest up to 5% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 5% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.

Overall, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years

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Statement of Additional Information - Regent Eastern European Fund
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



experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of economic recession. Reliable objective pricing data for lower- rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the Fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Adviser's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which furthermore, may not accurately reflect an issuer's current financial condition. The Fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its total net assets in illiquid securities. The Fund may, from time to time, purchase securities that are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may have the effect of depressing the market price of such securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities that are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities.

In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

GOVERNMENT AND CORPORATE DEBT. U.S. Government obligations include securities which are issued or guaranteed by the United States Treasury,by various agencies of the United States Government,and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by

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



the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instru-mentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corp-oration, and the Student Loan Marketing Association.

Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

QUALITY RATINGS OF CORPORATE BONDS.   The ratings  of Moody's Investors Service,
Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Fund may invest are as follows:

         MOODY'S INVESTORS SERVICE, INC. Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what is generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         STANDARD & POOR'S RATINGS GROUP. AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.


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Statement of Additional Information - Regent Eastern European Fund
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         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay  principal.  Whereas they normally  exhibit adequate
         protection   parameters,   adverse  economic   conditions  or  changing
         circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


OTHER RIGHTS TO ACQUIRE SECURITIES. The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately before termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

STRATEGIC TRANSACTIONS. The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). The Fund may engage in Strategic Transactions for hedging, risk management, or portfolio management purposes, but not for speculation, and it will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions may be used to attempt (1) to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (2) to protect the Fund's unrealized gains in the value of its portfolio securities, (3) to facilitate the sale of such securities for investment purposes, (4) to manage the effective maturity or duration of the Fund's portfolio, or (5) to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund's ability to successfully use these Strategic Transactions will depend upon the Sub-Adviser's ability to predict pertinent market movements, and cannot be assured. Engaging in Strategic Transactions will increase transaction expenses and may result in a loss that exceeds the principal invested in the transactions.

Strategic Transactions have risk associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund. For example, selling call options may force the sale of portfolio securities at inopportune times or for lower prices than current market values. Selling call options may also limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and option markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction, and substantial losses might be incurred. However, the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of a hedged position. At the same time they tend to limit any potential gain that might result from an increase in value of such position. Finally, the daily variation margin requirement for futures contracts would create a greater on going potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been used.

--------------------------------------------------------------------------------
              Statement of Additional Information - Regent Eastern European Fund
                                                                   Page 11 of 26

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

FUTURES CONTRACTS. The Fund may sell futures contracts to hedge against a decline in the market price of securities it owns or to defend the portfolio against currency fluctuations. When the Fund establishes a short position by selling a futures contract, the Fund will be required to deposit with the broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount ("initial margin"). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract is returned to the Fund upon termination of the futures contract assuming all the Fund's contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying currency or stock index fluctuates making a short position in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has sold a currency futures contract and the prices of the stocks included in the underlying currency has fallen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has sold a currency futures contract and the prices of the underlying currency has risen, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time before expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and it realizes a loss or a gain.

There is a risk  that  futures  contract  price  movements  will  not  correlate perfectly with movements in the value of the underlying stock index. For a number of reasons the price of the stock index future may move more than or less than the price of the securities that make up the index. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the stock market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

There is an additional risk that a liquid secondary trading market may not exist at all times for these futures contracts, in which event the Fund might be unable to terminate a futures position at a desired time. Positions in stock index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Fund intends to purchase futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

OPTIONS. The Fund may sell call options or purchase put options on futures contracts to hedge against a decline in the market price of securities that it owns or to defend the portfolio against currency fluctuations. Options on futures contracts differ from options on individual securities in that the exercise of an option on a futures contract does not involve delivery of an actual underlying security. Options on futures contracts are settled in cash only. The purchaser of an option receives a cash settlement amount and the writer of an option is required, in return for the premium received, to make delivery of a certain amount if the option is exercised. A position in an option on a futures contract may be offset by either the purchaser or writer by entering into a closing transaction, or the purchaser may terminate the option by exercising it or allowing it to expire.

The risks associated with the purchase and sale of options on futures contracts are generally the same as those relating to options on individual securities. However, the value of an option on a futures contract depends primarily on movements in the value of the currency or the stock index underlying the futures contract rather than in the price of a single security. Accordingly, the Fund will realize a gain or loss from purchasing or writing an option on a futures contract as a result of movements in the related currency or in the stock market generally rather than changes in the price for a particular security. Therefore, successful use of options on futures contracts by the Fund will depend on the

--------------------------------------------------------------------------------
Statement of Additional Information - Regent Eastern European Fund
Page 12 of 26

Adviser's ability to predict movements in the direction of the currency or stock market underlying the futures contract. The ability to predict these movements requires different skills and techniques than predicting changes in the value of individual securities.

Because index options are settled in cash, the Fund cannot be assured of covering its potential settlement obligations under call options it writes on futures contracts by acquiring and holding the underlying securities. Unless the Fund has cash on hand that is sufficient to cover the cash settlement amount, it would be required to sell securities owned in order to satisfy the exercise of the option.

As a non-fundamental policy the Fund will not invest more than 5% of its total net assets in options.

SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the Fund will restrict cash that may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

The restricted cash or liquid securities will either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at Brown Brothers Harriman & Co., the Fund's custodian. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

Many strategic transactions, such as futures contracts and options, in addition to other requirements, require that the Fund segregate with its custodian cash or liquid securities (regardless of type) having an aggregate value, measured on a daily basis, at least equal to the amount of the obligations requiring segregation to the extent that the obligations are not otherwise covered through ownership of the underlying security, financial instrument or currency. In general, the full amount of any obligation of the Fund to pay or deliver securities or assets must be covered at all times by (1) the securities, instruments or currency required to be delivered, or (2) subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must either be identified as restricted in the Fund's accounting records or be physically segregated in a separate account at the Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

The Fund could cover a call option that it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option that it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option that it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. The Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control

--------------------------------------------------------------------------------
              Statement of Additional Information - Regent Eastern European Fund
                                                                   Page 13 of 26
regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

The Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

The Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

On the settlement date of the currency transaction, the Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency

--------------------------------------------------------------------------------
Statement of Additional Information - Regent Eastern European Fund
Page 14 of 26
received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy the underlying currency at the loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or part of the benefits that might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument that is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

CURRENCY FLUCTUATIONS--"SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually  collects  such  receivables  or pays such  liabilities  are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the Fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the Fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Fund on forward currency contracts or on the underlying securities and cause losses to be deferred. The Fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Fund to recognize income without having the cash to meet the distribution requirements.


                                PORTFOLIO TURNOVER

The Fund's management buys and sell securities for the Fund to accomplish the Fund's investment objective. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values. A change in the securities held by the Fund is known as "portfolio turnover."





--------------------------------------------------------------------------------
              Statement of Additional Information - Regent Eastern European Fund
                                                                   Page 15 of 26

PORTFOLIO TURNOVER


For the fiscal periods shown below, the Fund's portfolio turnover rate was:

                Fiscal Period                           Portfolio Turnover
                -------------                           ------------------

Year ended October 31, 1998                                        97%
Period from March 31 through October 31,                           11%
1997*

*March 31, 1997 is commencement of operations



A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions that may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See Tax Status.


                           PORTFOLIO TRANSACTIONS

The Sub-Adviser may use research services provided by and place agency transactions with Regent European Securities, an affiliated broker-dealer of the Sub-Adviser, if the commissions are fair, reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Regent European Securities was established in 1995 as a specialist broker-dealer in the Russian securities market and has since developed into a significant participant in the growing Russian market. For the period from March 31, 1997, commencement of operations, through October 31, 1997, the Fund paid no commissions to Regent European Securities out of total commissions of $22,365. For the fiscal year ended October 31, 1998, the Fund paid commissions of $0 to Regent European Securities out of total commissions of $13,661.

In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Adviser and Sub-Adviser are permitted, in certain circumstances, to pay a higher commission than might otherwise be paid in order to acquire brokerage and research services. The Adviser and Sub-Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such cases, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods are reasonable in relation to the benefits obtained. The advisory fee of the Adviser would not be reduced because of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the Fund places portfolio transactions, the Adviser or Sub-Adviser may be relieved of expenses which they might otherwise bear.



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Statement of Additional Information - Regent Eastern European Fund
Page 16 of 26

                           MANAGEMENT OF THE FUND

The Trust's Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. Trustees also elect the officers and select the Trustees to serve as executive and audit committee members. The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.



                             Trust
    Name and Address         Position       Age   Principal Occupation
--------------------------------------------------------------------------------

J. Michael Belz 1            Trustee       45     President and Chief Executive Officer of Catholic Life Insurance 1984
1635 NE Loop 410                                  to present.
San Antonio, TX
78209

Richard E. Hughs             Trustee       62     Professor at the School of Business of the State University of New
11 Dennin Drive                                   York at Albany from 1990 to present; Dean, School of Business 1990-
Menands, NY 12204                                 1994; Director of the Institute for the Advancement of Health Care
                                                  Management, 1994 - present. Corporate Vice President, Sierra Pacific
                                                  Resources, Reno, NV, 1985-1990. Dean and Professor, College of
                                                  Business Administration, University of Nevada, Reno, 1977-1985.
                                                  Associate Dean, Stern School of Business, New York University, New
                                                  York City, 1970-1977.

Clark R. Mandigo             Trustee       55     Business consultant since 1991. From 1985 to 1991, President, Chief
1250 N.E. Loop 410                                Executive Officer, and Director of Intelogic Trace, Inc., a nationwide
Suite 900                                         company which sells, leases and maintains computers and telecommu
San Antonio, TX                                   nications systems and equipment. Prior to 1985, President of BHP
78209                                             Petroleum (Americas), Ltd., an oil and gas exploration and develop ment company. Director of Palmer Wireless, Inc., Lone Star Steak house & Saloon, Inc. and Physician Corporation of America. Formerly
                                                  a Director of Datapoint Corporation. Trustee for Pauze/Swanson
                                                  United Services Funds from November 1993 to February 1996.

Frank E. Holmes 2            Trustee,      43     Chairman of the Board of Directors and Chief Executive Officer of the
                             President,           Adviser. Since October 1989 Mr. Holmes has served and continues to
                             Chief                serve in various positions with the Adviser, its subsidiaries and the
                             Executive            investment companies it sponsors. Director of Franc-Or Resource
                             Officer              Corp. from November 1994 to November 1996.  Director of Adven ture Capital Limited from January 1996 to July 1997 and  Director of
                                                  Vedron Gold, Inc. from August 1996 to March 1997. Director of
                                                  71316 Ontario, Inc. since April 1987 and of F. E. Holmes Organiza tion, Inc. since July 1978. Director of Marleau, Lemire Inc. from
                                                  January 1995 to January 1996.  Director of United Services Canada,
                                                  Inc.  since February 1995 and Chief Executive Officer from February to August 1995.

Susan B. McGee               Executive     39     Executive Vice President, Corporate Secretary and General Counsel
                             Vice                 of the Adviser. Since September 1992 Ms. McGee has served and
                             President,           continues to serve in various positions with the Adviser, its subsidiar
                             Secretary,           ies, and the investment companies it sponsors.
                             General
                             Counsel


--------------------------------------------------------------------------------
              Statement of Additional Information - Regent Eastern European Fund
                                                                   Page 17 of 26

                             Trust
    Name and Address         Position       Age   Principal Occupation
--------------------------------------------------------------------------------


Heather G. Mascorro          Vice          34     Vice President and Chief Operations Officer of United Shareholders
                             President            Services, Inc. ("USSI")  Since July 1984 Ms. Mascarro served and continues to serve in various positions with the Adviser and USSI.

Elias Suarez                 Vice          37     Vice President of the Adviser.  Since March of 1992 Mr. Suarez
                             President            served and continues to serve in various positions with the Adviser and United Shareholder Services, Inc.
------------------------------------

1 This Trustee commenced service on November 1, 1998.
2 This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.


COMPENSATION TABLE

                           Total Compensation From U.S. Global         Total Compensation From U.S. Global
          Name               Accolade Funds1  to Board Members            Fund Complex2 to Board Members
          ----               ---------------------------------            ------------------------------

    J. Michael Belz                         None3                                            --
    Richard Hughs                         $18,000                                       $18,000
    Clark R. Mandigo                      $18,000                                       $28,000
    ---------------------------

    1  Includes compensation related to four fund portfolios.
    2  Total compensation paid by the U.S. Global Fund complex for the period ended October 31, 1998. As of this date, there were fifteen fund portfolios in the complex. Mr. Mandigo serves on all fifteen funds; Mr. Belz and
       Dr. Hughs serve on four fund portfolios.
    3  Mr. Belz commenced service as Trustee on November 1, 1998.



                         PRINCIPAL HOLDERS OF SECURITIES

As of February 19, 1999, the officers and Trustees of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund. The Fund is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Fund at February 19, 1999:



              Name & Address of Owner                   % Owned          Type of Ownership
              -----------------------                   -------          -----------------

Charles Schwab & Co.                                      13%                Record(1)
Regent Pacific Corp. Advisory, LTD                         6%                Beneficial

(1) Charles Schwab, broker-dealers, have advised that no individual client owns more than 5% of the Fund.


                           INVESTMENT ADVISORY SERVICES

The investment adviser to the Fund is U. S. Global Investors, Inc., a Texas corporation, pursuant to an advisory agreement dated September 21, 1994, as amended from time to time. Frank E. Holmes, Chief Executive Officer and a Director of the Adviser, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Adviser and may be deemed to be a controlling person of the Adviser.

--------------------------------------------------------------------------------
Statement of Additional Information - Regent Eastern European Fund
Page 18 of 26

In addition to the services described in the Fund's Prospectus, the Adviser will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers, and trustees of the Trust, if such persons are employees of the Adviser or its affiliates, except that the Trust will reimburse the Adviser for part of the compensation of the Adviser's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

The Trust and the Adviser, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Adviser pays the Sub-Adviser a sub-advisory fee equal to one-half of the management fee. The Fund will not be responsible for the Sub-Adviser's fee.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Adviser, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing, typesetting and mailing prospectuses and periodic reports to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

The Adviser may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act limits banks in engaging in the business of underwriting, selling or distributing securities. However, in the Adviser's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The advisory agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was approved by shareholders of the Fund at the initial meeting of shareholders. The advisory agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to the fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the fund [as defined in the Investment Company Act of 1940 ("Act")] or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the advisory agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

Both the Adviser and Sub-Adviser provide investment advice to a variety of clients . Both the Adviser and the Sub- Adviser also provide investment advice to other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, as far as possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's or Sub- Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Adviser and Sub-Adviser employ professional staffs of portfolio managers who draw upon a variety of resources for research information for the clients.


--------------------------------------------------------------------------------
              Statement of Additional Information - Regent Eastern European Fund
                                                                   Page 19 of 26

In addition to advising client accounts, the Adviser and Sub-Adviser invest in securities for their own accounts. The Adviser and Sub-Adviser have adopted policies and procedures intended to minimize or avoid potential conflicts with their clients when trading for their own accounts. The investment objectives and strategies of the Adviser and Sub- Adviser are different from those of their clients, emphasizing venture capital investing, private placement arbitrage and speculative short-term trading. The Adviser uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. Overall, the Adviser invests in start-up companies in the natural resources or technology fields.

The Fund pays the Adviser a management fee based on varying percentages of average net assets.


MANAGEMENT FEES

For the fiscal  periods  shown  below,  the Fund paid the Adviser the  following
advisory   fees  (net  of  expenses   paid  by  the  Adviser  or  voluntary  fee
reimbursements):

                Fiscal Period                          Management Fee           Fees Waived
                -------------                          --------------           -----------

Year ended October 31, 1998                                $69,575                $30,985
Period from March 31 through October 31,                      $0                  $30,239
1997*

*March 31, 1997 is commencement of operations


--------------------------------------------------------------------------------
Statement of Additional Information - Regent Eastern European Fund
Page 20 of 26

             DISTRIBUTION, TRANSFER AGENCY AND OTHER SERVICES

U.S. Global Brokerage, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, a subsidiary of the Adviser ("U.S. Global Brokerage"),is the principal underwriter and [exclusive] agent for distribution of the Fund's shares. U.S. Global Brokerage is obligated to use all reasonable efforts, consistent with its other business, to secure purchasers for the Fund's shares, which are offered on a continuous basis.

Beginning September 3, 1998, U.S. Global Brokerage commenced marketing the Fund and distributing the Fund's shares pursuant to a Distribution Agreement between the Trust and U.S. Global Brokerage (the "Distribution Agreement"). Under the Distribution Agreement, U.S. Global Brokerage may enter into agreements with selling brokers, financial planners and other financial representatives for the sale of the Fund's shares. Following such sales, the Fund will receive the net asset value per share and U.S. Global Brokerage will retain the applicable sales charge, if any, subject to any reallowance obligations of U.S. Global Brokerage in its selling agreements and/or as set forth in the Prospectus and/or SAI of the Fund with respect to the Fund's shares.

Pursuant to the Distribution Agreement, the annual fee for distribution and distribution support services on behalf the Trust is $24,000, payable $2,000 per month. The fee is allocated among the portfolios of the Trust, including the Fund, in equal amounts. In addition, the Trust is responsible for the payment of all fees and expenses (i) in connection with the preparation, setting in type and filing of any registration statement under the 1933 Act, and any amendments thereto, for the issuance of the Fund's shares; (ii) in connection with the registration and qualification of the Fund's shares for sale in states in which the Board of Trustees shall determine it advisable to qualify such shares for sale; (iii) of preparing, setting in type, printing and mailing any report or other communication to holders of the Fund's shares in their capacity as such; and (iv) of preparing, setting in type, printing and mailing Prospectuses, SAIs, and any supplements thereto, sent to existing holders of the Fund's shares. To the extent not covered by any Distribution Plan of the Trust pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan") and/or agreements between the Trust and investment advisers providing services to the Trust, U.S. Global Brokerage is responsible for paying the cost of (i) printing and distributing Prospectuses, SAIs and reports prepared for its use in connection with the offering of the Fund's shares for sale to the public; (ii) any other literature used in connection with such offering; (iii) advertising in connection with such offering; and (iv) any additional out-of-pocket expenses incurred in connection with these costs. Notwithstanding the above, and subject to and calculated in accordance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"), if during the annual period the total of (i) the compensation payable to U.S. Global Brokerage and (ii) amounts payable under the Distribution Plan exceeds 0.25% of the Fund's average daily net assets, U.S. Global Brokerage will rebate that portion of its fee necessary to result in the total of (i) and (ii) above not exceeding 0.25% of the Fund's average daily net assets. The payment of compensation and reimbursement of expenditures is authorized pursuant to the Distribution Plan and is contingent upon the continued effectiveness of the Distribution Plan.

The Distribution Agreement continues in effect from year to year, provided continuance is approved at least annually by either (i) the vote of a majority of the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement; however, the Distribution Agreement may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on not more than sixty (60) days' written notice by the Trust. For these purposes, the term "vote of a majority of the outstanding voting securities" is deemed to have the meaning specified in the 1940 Act and the rules enacted thereunder.

The Transfer Agency Agreement with the Trust provides for the Fund to pay United Shareholder Services, Inc. ("USSI") an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Trust shares through broker-dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the Fund shall pay to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the Fund held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Trust shares at the institution. These fees cover the usual transfer agency

--------------------------------------------------------------------------------
              Statement of Additional Information - Regent Eastern European Fund
                                                                   Page 21 of 26
functions. In addition, the Fund bears certain other Transfer Agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. For the fiscal year ended October 31, 1998 the Fund paid USSI a total of $37,717 for transfer agency, lockbox, and printing fees. USSI maintained the books and records of the Trust and of each Fund of the Trust until November 1, 1997, at which time Brown Brothers Harriman and Co. assumed such responsibility.


For the fiscal periods shown below, the Fund paid the following amounts for portfolio accounting services (net of expenses paid by the Adviser or voluntary fee reimbursements):

        Fiscal Period                         Fees to USSI              Fees Waived     Fees to Outside Provider
        -------------                         ------------              -----------     ------------------------

Year ended October 31, 1998                        $0                         $0                 $53,754
Period from March 31 through October 31,        $23,748                    $2,654                   $0
1997*

*March 31, 1997 is commencement of operations


A & B Mailers, Inc., a corporation wholly owned by the Adviser, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately. For the fiscal year ended October 31, 1998, the Fund paid A&B Mailers, Inc.
$665 for mail handling services.


                               DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. For the period ended October 31, 1998, the Fund paid a total of $20,112 in distribution fees. The majority of these fees were used to pay for printing and mailing of prospectuses. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the Distribution Plan in the current or future periods, so long as the 0.25% limitation is never exceeded.


Expenses of the Fund in connection with the Rule Distribution Plan are set forth in the table below.

    Advertising          Prospectus       Distribution          Compensation to               Travel & Promotion      Postage
   & Literature           Printing            Fees               Broker/Dealers                     Expenses         & Mailing
   ------------           --------            ----               --------------                     --------         ---------

     $82,264               $9,926              $490                   $9,588                        $36,180            $7,649


--------------------------------------------------------------------------------
Statement of Additional Information - Regent Eastern European Fund
Page 22 of 26

The amount of any unreimbursed expenses incurred under the Distribution Plan during the fiscal year ended October 31, 1998 which will be carried over to future years is $209,969 or 3.70% of net assets. The Fund is not legally obligated to pay any reimbursed expenses if the Distribution Plan is terminated or not renewed.

U.S. Global Brokerage, Inc., the principal underwriter for distribution of the Fund's shares, and its affiliated persons, including Frank Holmes, David J. Clark, and Elias Suarez have a direct or indirect financial interest in the operation of the Fund's distribution Plan and related Distribution Agreement.

Expenses that the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. The Distribution Plan is reviewed annually by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and considering their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by a majority vote of the outstanding voting securities of the Fund.



                    CERTAIN PURCHASES OF SHARES OF THE FUND

The following information supplements the discussion of how to buy Fund shares as discussed in the Fund's prospectus.

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund and are otherwise acceptable to the Adviser, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

(1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

(2)  securities of the same issuer must already exist in the Fund's portfolio;

(3) the securities must have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the NYSE, or Nasdaq-AMEX;

(4) any securities so acquired by the Fund shall not comprise over 5% of the Fund's net assets at the time of such exchange;

(5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

(6)  the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.


--------------------------------------------------------------------------------
              Statement of Additional Information - Regent Eastern European Fund
                                                                   Page 23 of 26

An investor who wishes to make an "in kind" purchase should furnish a list (either in writing or by telephone) to the Trust with a full and exact description of all of the securities he or she proposes to deliver. The Trust will advise him or her as to those securities it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled Net Asset Value in the Prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer costs or taxes, if any.

The exchange of securities by the investor pursuant to this offer is a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                       ADDITIONAL INFORMATION ON REDEMPTIONS

The following information supplements the discussion of how to redeem Fund shares as discussed in the Fund's prospectus.

Suspension of Redemption Privileges. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, that makes it not practicable for the Trust to dispose of securities owned by it or to determine fairly the value of its assets; or (3) as the SEC may otherwise permit.

Redemption in Kind. The Trust reserves the right to redeem shares of the Fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Any shareholder of the Fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his Fund investment into cash. All redemptions in kind will be made in marketable securities of the Fund.


                          CALCULATION OF PERFORMANCE DATA

The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

Total Return. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n = ERV

         Where:      P       =      a hypothetical initial payment of $1,000
                     T       =      average annual total return
                     n       =      number of years
                     ERV            = ending  redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes that (1) all charges are deducted from the initial $1,000 payment, (2) all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and (3) all recurring fees charged to all shareholder accounts are included.

--------------------------------------------------------------------------------
Statement of Additional Information - Regent Eastern European Fund
Page 24 of 26

Calculation of Performance Data


The average annual total return for the Fund for the periods ended October 31, 1998, are as follows:

1 Year                                                         -27.96%
Since Inception (March 31, 1997)                               -12.64%



Nonstandardized Total Return. The Fund may provide the above described standard total return results for a period that ends not earlier than the most recent calendar quarter end and begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under Total Return except that no annualization is made.


                                  TAX STATUS

Taxation of the Fund--In General. As stated in its prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income distributed to shareholders if the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things:
(1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("90% test"); and (2) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income for the calendar year; (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year; and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

Taxation of the Fund's Investments. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and paid to shareholders of record in such a month, will be deemed to have been received on December 31 if the Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain even though, from an investment standpoint, it may constitute

--------------------------------------------------------------------------------
              Statement of Additional Information - Regent Eastern European Fund
                                                                   Page 25 of 26
a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just before a distribution. The price of such shares purchased then includes the amount of any forthcoming distribution. Investors purchasing the Fund's shares immediately before a distribution may receive a return of investment upon distribution that will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.


                   CUSTODIAN, FUND ACCOUNTANT AND ADMINISTRATOR

Beginning November 1997 Brown Brothers Harriman & Co. began serving as custodian, fund accountant and administrator for all funds of the Trust. With respect to the funds owning foreign securities, Brown Brothers Harriman & Co. may hold securities outside the United States pursuant to sub-custody arrangements separately approved by the Trust. Prior to November 1997, Bankers Trust Company provided custody services and USSI provided fund accounting and administrative services. Services with respect to retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly owned subsidiary of the Adviser.


                            INDEPENDENT ACCOUNTANTS

Ernst & Young LLP, 100 West Houston Street, San Antonio, Texas 78205. The Accountants audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

PricewaterhouseCoopers LLP, 160 Federal St., Boston MA, 02110-9862 served as independent accountants for the Trust for the fiscal year end October 31, 1998.


                                    FUND COUNSEL

General Counsel to the Adviser, also serves as General Counsel to the Trust. The Adviser is reimbursed for time spent by the Adviser's staff attorneys on matters pertaining to the Trust. Pursuant to this arrangement, the Fund reimbursed the Adviser $2,575 during the fiscal year ended October 31, 1998.


                        COUNSEL TO INDEPENDENT TRUSTEES

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is counsel to the independent Trustees of the Trust.



                              FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1998 are hereby incorporated by reference from the U.S. Global Accolade Funds 1998 Annual Report to Shareholders of that date that accompanies this Statement of Additional Information. If not included, the Trust will promptly provide a copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234.

--------------------------------------------------------------------------------
Statement of Additional Information - Regent Eastern European Fund
Page 26 of 26

ITEM 22 FINANCIAL STATEMENTS AND EXHIBITS

(a) The Financial Statements for the period ended October 31, 1998, of U.S. Global Accolade Funds are incorporated by reference from the U.S. Global Accolade Funds Annual Report, dated October 31, 1998.

 ................................................................................
PART C. OTHER INFORMATION (ITEMS 23 - 30)
 ................................................................................


PART C.OTHER INFORMATION

ITEM 23. EXHIBITS

     Exhibit
     Number                            Description of Exhibit
     ------                            ----------------------

(a)    (i)    First Amended and Restated  Master Trust Agreement,  dated May 22,
              1996, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

      (ii) Amendment No. 1, dated November 20, 1996, to the First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorporated by reference to Post-Effective Amendment No. 11 dated August 22, 1997 (EDGAR Accession No. 0000902042-97-000051).

     (iii) Amendment No. 2, dated February 21, 1997, to the First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorporated by reference to Post-Effective Amendment No. 11 dated August 22, 1997 (EDGAR Accession No. 0000902042-97-000051).

      (iv) Amendment No. 3, dated April 10, 1997, to the First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorporated by reference to Post-Effective Amendment No. 11 dated August 22, 1997 (EDGAR Accession No. 0000902042-97-000051).

       (v) Amendment No. 4, dated September 30, 1998, to the First Amended and Restated Master Trust Agreement, dated May 22, 1996, incorpor-ated by reference to Post-Effective Amendment No. 14 dated December 30, 1998 (EDGAR Accession No. 0000902042-98-000044).

(b) By-laws of U.S. Global Accolade Funds, incorporated by reference to initial registration dated April 15, 1993 (EDGAR Accession No. 0000902042-98-000006).

(c)           Not applicable

(d)    (i)    Advisory Agreement  between  U.S. Global Investors, Inc.  and U.S.
              Global Accolade Funds dated September 21, 1994, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996
              (EDGAR Accession No.0000902042-96-000046).

      (ii) Amendment dated May 22, 1996, to Advisory Agreement between U.S. Global Accolade Funds and U.S. Global Investors, Inc. to add MegaTrends Fund incorporated by reference to Post-Effective Amend-ment No. 5 dated May 28, 1996 (EDGAR Accession No.0000902042-96-000046).

     (iii) Amendment dated February 19, 1997, to Advisory Agreement between U.S. Global Accolade Funds and U.S. Global Investors, Inc. to add Adrian Day Global Opportunity Fund (renamed Global Blue Chip Fund) incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96-000082).

     Exhibit
     Number                            Description of Exhibit
     ------                            ----------------------
      (iv) Amendment dated February 28, 1997, to Advisory Agreement between U.S. Global Accolade Funds and U.S. Global Investors, Inc. to add Regent Eastern European Fund incorporated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

       (v) Sub-Advisory Agreement among U.S. Global Accolade Funds, U.S. Global Investors, Inc. and Bonnel, Inc. dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994 (EDGAR Accession No. 754811-95-000002).

      (vi) Sub-Advisory Agreement among U.S. Global Accolade Funds, U.S. Global Investors, Inc. and Money Growth Institute, Inc. incorpor-ated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

     (vii) Sub-Advisory Agreement dated February 28, 1997, among U.S. Global Accolade Funds, U.S. Global Investors, Inc. and Regent Fund Management Limited incorporated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

(e)    (i)*   Distribution  Agreement  September 3, 1998,  between  U.S.  Global
              Accolade Funds and U.S. Global Brokerage, Inc.

      (ii)* Specimen Selling Group Agreement between principal underwriter and dealers.

(f)           Not applicable

(g) Custodian Agreement dated November 1, 1998, between U.S. Global Accolade Funds and Brown Brothers Harriman & Co. of Massachusetts incorporated by reference to Post-Effective Amendment No. 13 dated January 29, 1998 (EDGAR Accession No. 0000902042-98-000006).

(h)    (i)    Transfer Agent Agreement between United Shareholder Services, Inc.
              and U.S. Global Accolade Funds dated September 21, 1994, incorp-orated by reference to Pre-Effective Amendment No. 3 dated October
              17, 1994 (EDGAR  Accession No. 754811-95-000002).

      (ii) Amendment dated May 22, 1996, to Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add MegaTrends Fund to the Agreement, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

     (iii) Amendment dated February 18, 1997, to the Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add Adrian Day Global Opportunity Fund (renamed Global Blue Chip Fund) incorporated by reference to Post-Effective Amend-ment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96-000082).

      (iv) Amendment dated February 28, 1997, to the Transfer Agent Agreement between United Shareholder Services, Inc. and U.S. Global Accolade Funds to add Regent Eastern European Fund to the Agreement incorp-orated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

     Exhibit
     Number                            Description of Exhibit
     ------                            ----------------------

(i) Opinion and consent of Susan B. McGee, Esq., counsel to the registrant, dated January 23, 1998, incorporated by reference to Post-Effective Amendment No. 14 dated December 30, 1998 (EDGAR Accession No. 0000902042-98-000044).

(j)    (i)*   Consent of  independent  accountant,  PricewaterhouseCoopers  LLP,
              dated  March  1,  1999,   with  respect  to  Bonnel  Growth  Fund,
              MegaTrends Fund, Global Blue Chip Fund and Regent Eastern European
              Fund.

     (ii) Power of Attorney dated December 18, 1998, incorporated by re-ference to Post-Effective Amendment No. 14 dated December 30, 1998 (EDGAR Accession No. 0000902042-98-000044).

(k)           Not applicable

(l)           Not applicable

(m)    (i)    U.S.  Global Accolade Funds/Bonnel  Growth Fund  Distribution Plan
              pursuant to Rule 12b-1 approved September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 2 dated May 11, 1994
              (EDGAR  Accession  No. 0000902042-98-000006).

      (ii) U.S. Global Accolade Funds/MegaTrends Fund Distribution Plan pursuant to Rule 12b-1 approved May 22, 1996, incorporated by re-ference to Post-Effective Amendment No. 5 dated May 28, 1996 (EDGAR Accession No. 0000902042-96-000046).

     (iii) U.S. Global Accolade Funds/Adrian Day Global Opportunity Fund (renamed Global Blue Chip Fund) Distribution Plan pursuant to Rule 12b-1 approved December 18, 1996, incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996 (EDGAR Accession No. 0000902042-96-000082).

      (iv) U.S. Global Accolade Funds/Regent Eastern European Fund Distribu-tion Plan pursuant to Rule 12b-1 approved February 28, 1997, incorporated by reference to Post-Effective Amendment No. 9 dated December 24, 1996 (EDGAR Accession No. 0000902042-96-000083).

(n)*          Financial Data Schedules

(o)           Not applicable.

* Included herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

Information pertaining to persons controlled by or under common control with registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 25. INDEMNIFICATION

Under Article VI of the registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Information pertaining to business and other connections of registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Funds" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) U.S. Global Brokerage, Inc., a wholly owned subsidiary of U.S. Global Investors, Inc., is registered as a limited-purpose broker/dealer for the purpose of distributing U.S. Global Investors Funds and U.S. Global Accolade Funds shares, effective September 3, 1998.

(b) The following table lists, for each director and officer of U.S. Global Accolade Funds, the information indicated.

         NAME AND PRINCIPAL        POSITIONS AND OFFICES   POSITIONS AND OFFICES
         BUSINESS ADDRESS          WITH UNDERWRITER        WITH REGISTRANT

         Anthony A. Rabago         Director                None
         7900 Callaghan Road       President
         San Antonio, TX 78229

         David J. Clark            Chief Financial         Treasurer
         7900 Callaghan Road       Officer
         San Antonio, TX 78229

         Elias Suarez              Vice President          Vice President,
         7900 Callaghan Road                               Institutional Sales
         San Antonio, TX 78229

         Patrick J. Klumpyan       Secretary               Assistant Vice
         7900 Callaghan Road                               President,
         San Antonio, TX 78229                             Shareholder Services

(c)      Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records maintained by the registrant are kept at the registrant's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Brown Brothers Harriman & Co. as custodian, fund accountant and administrator for U.S. Global Accolade Funds are maintained at 40 Water Street, Boston, Massachusetts 02109.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement filed under Rule 485(b) of the Securities Act of 1933 and it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio, State of Texas, on this 1st day of March, 1999.

                         U.S. GLOBAL ACCOLADE FUNDS


                         By:     **
                            ____________________________________________________
                             Frank E. Holmes, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N1-A has been signed below by the following persons in the capacities and on the dates indicated:

   SIGNATURE                         TITLE                       DATE
   ---------                         -----                       ----


**
__________________________
FRANK E. HOLMES                    President                 March 1, 1999
                                   Chief Executive Officer
                                   Trustee
**
__________________________
J. MICHAEL BELZ                    Trustee                   March 1, 1999


**
__________________________
RICHARD E. HUGHS                   Trustee                   March 1, 1999

**
__________________________
CLARK R. MANDIGO                   Trustee                   March 1, 1999


/s/ Susan B. McGee
__________________________
SUSAN B. MC GEE                    Executive Vice President  March 1, 1999
                                   Secretary


** By:  /s/ Susan B. McGee
       __________________________
          Susan B. McGee
          Attorney-in-Fact under Power of Attorney dated December 18, 1998